Multi-Manager Total Return Bond Strategies Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
522 Funding CLO Ltd.(b),(c)
Series 2020-6AR2 Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/23/2034	4.866%	8,500,000	8,506,196
AB BSL CLO Ltd.(b),(c)
Series 2025-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/20/2037	5.105%	11,800,000	11,809,310
Affirm Asset Securitization Trust(b)
Series 2024-X2 Class C
12/17/2029	5.620%	2,445,163	2,445,769
Series 2025-X2 Class C
10/15/2030	4.930%	2,400,000	2,401,374
Series 2026-X1 Class B
04/15/2031	4.590%	630,000	629,795
Series 2026-X1 Class C
04/15/2031	4.820%	1,000,000	999,449
Affirm Master Trust(b)
Series 2025-1A Class A
02/15/2033	4.990%	5,300,000	5,328,612
Series 2025-2A Class A
07/15/2033	4.670%	2,035,000	2,042,897
AGL CLO 17 Ltd.(b),(c)
Series 2022-17A Class AR
3-month Term SOFR + 0.950% Floor 0.950% 01/21/2035	4.622%	8,400,000	8,399,076
Aligned Data Centers Issuer LLC(b)
Series 2021-1A Class A2
08/15/2046	1.937%	5,080,000	5,053,346
Series 2022-1A Class A2
10/15/2047	6.350%	8,000,000	8,014,428
Allegro CLO X Ltd.(b),(c)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	4.805%	1,929,416	1,929,868
Ally Auto Receivables Trust
Series 2025-1 Class A3
03/15/2030	3.960%	1,620,000	1,615,304
Series 2026-1 Class A3
10/15/2030	3.920%	1,260,000	1,250,889
American Credit Acceptance Receivables Trust(b)
Series 2025-2 Class C
03/12/2031	5.110%	2,280,000	2,297,276
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1 Class C
01/12/2033	4.550%	5,550,000	5,517,810
Series 2026-2 Class C
05/10/2032	4.850%	3,165,000	3,154,567
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	143,402	143,510
Americredit Automobile Receivables Trust
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	2,935,767	2,945,036
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,553,141
Series 2024-1 Class A3
01/18/2029	5.430%	2,040,386	2,051,280
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	131,190	131,021
AMMC CLO Ltd.(b),(c)
Series 2023-26 Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 04/15/2036	4.943%	2,200,000	2,200,755
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.225%	4,670,000	4,674,777
Series 2025-31A Class B
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.375%	3,270,000	3,282,413
Apidos CLO XVIII(b),(c)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	4.994%	19,000,000	19,022,857
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,776,506
Series 2025-1A Class A2
06/07/2055	6.720%	6,795,000	6,763,734
Aqua Finance Trust(b)
Series 2020-A Class C
07/17/2046	3.970%	3,952,105	3,804,311
Series 2020-AA Class A
07/17/2046	1.900%	149,260	141,895
Series 2021-A Class A
07/17/2046	1.540%	598,487	547,412

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Arbour CLO IV DAC(b),(c)
Series 2025-4A Class BRRR
3-month EURIBOR + 2.000% Floor 2.000% 11/15/2039	4.283%	EUR	4,600,000	5,386,886
Ares LXII CLO Ltd.(b),(c)
Series 2021-62A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 01/25/2034	5.167%		9,000,000	9,008,424
Ares LXV CLO Ltd.(b),(c)
Series 2025-65A Class A1R
3-month Term SOFR + 1.120% Floor 1.120% 07/25/2034	4.787%		13,000,000	12,999,688
Ares XXVII CLO Ltd.(b),(c)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	4.820%		12,110,000	12,120,705
ARI Fleet Lease Trust(b)
Series 2026-B Class A2
02/15/2035	4.340%		715,000	715,542
Atlas Senior Loan Fund XXIII Ltd.(b),(c)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	5.205%		25,000,000	25,023,625
AutoNation Finance Trust(b)
Series 2025-1A Class A3
11/13/2029	4.620%		1,600,000	1,604,418
Series 2026-1A Class A3
08/12/2030	4.030%		1,185,000	1,179,616
Auxilior Term Funding LLC(b)
Series 2023-1A Class A2
12/15/2028	6.180%		21,729	21,746
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2023-3A Class A
02/22/2028	5.440%		8,020,000	8,063,044
Series 2024-1A Class A
06/20/2030	5.360%		5,325,000	5,411,970
Series 2025-2A Class A
08/20/2031	5.120%		670,000	675,738
Series 2026-1 Class A
08/20/2030	4.280%		1,165,000	1,149,580
Subordinated Series 2021-2A Class C
02/20/2028	2.350%		4,000,000	3,947,536
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bain Capital Credit CLO Ltd.(b),(c)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	5.867%	7,000,000	7,009,639
Series 2020-2A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 07/19/2034	4.655%	8,400,000	8,396,732
Series 2020-5A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 04/20/2034	4.825%	7,160,000	7,161,360
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	5.730%	3,250,000	3,255,616
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	5.566%	8,050,000	8,065,319
Series 2026-1A Class A1R
3-month U.S. Treasury Index + 1.170% Floor 1.170% 04/16/2039	0.000%	3,750,000	3,750,506
Series 2026-4A Class A1RR
3-month Term SOFR + 1.000% Floor 1.000% 10/20/2034	4.675%	3,600,000	3,601,130
Balboa Bay Loan Funding Ltd.(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	5.185%	14,000,000	14,012,684
Ballyrock CLO Ltd.(b),(c)
Series 2021-18A Class A2R
3-month Term SOFR + 1.650% Floor 1.650% 04/15/2038	5.323%	5,210,000	5,220,634
Series 2026-20A Class A1A3
3-month Term SOFR + 1.050% 10/15/2036	4.723%	7,000,000	6,986,595
BAR Issuer LLC(b),(c)
Series 2026-FL1 Class A
1-month Term SOFR + 1.600% Floor 1.600% 08/20/2043	5.258%	5,000,000	5,021,874
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(b),(c)
Series 2025-3 Class A1
3-month Term SOFR + 1.320% Floor 1.320% 03/31/2038	4.995%	17,500,000	17,551,660
Barings Loan Partners CLO Ltd.(b),(c)
Series 2024-5A Class A
3-month Term SOFR + 1.220% Floor 1.220% 01/20/2035	4.895%	8,500,000	8,502,371
Benefit Street Partners CLO Ltd.(b),(c)
Series 2015-6BR Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.225%	5,100,000	5,124,842
BHG Securitization Trust(b)
Series 2024-1CON Class A
04/17/2035	5.810%	367,222	372,595
Series 2025-2CON Class A
09/17/2036	4.840%	1,710,393	1,702,397
Birch Grove CLO Ltd.(b),(c)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.054%	3,250,000	3,258,070
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	5.664%	3,150,000	3,153,503
Series 2025-12 Class A1
3-month Term SOFR + 1.170% Floor 1.170% 04/22/2038	4.834%	6,000,000	5,999,784
BlueMountain CLO Ltd.(b),(c)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	5.517%	8,500,000	8,519,550
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	4.590%	388,412	388,541
BlueMountain CLO XXX Ltd.(b),(c)
Series 2020-30A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 04/15/2035	4.823%	18,700,000	18,699,906
Series 2020-30A Class CR2
3-month Term SOFR + 1.850% Floor 1.850% 04/15/2035	5.523%	2,110,000	2,108,555
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bluepeak ABS Issuer LLC(b)
Series 2025-1A Class A2
12/20/2055	5.858%	6,605,000	6,665,129
BMW Vehicle Lease Trust
Series 2024-2 Class A3
10/25/2027	4.180%	2,250,824	2,252,812
Series 2025-1 Class A3
06/26/2028	4.430%	1,270,000	1,273,464
BOF URSA Funding(b)
Series 2024-SN1 Class A3
03/15/2028	5.660%	469,205	469,481
Bojangles Issuer LLC(b)
Series 2024-1A Class A2
11/20/2054	6.584%	694,750	700,294
Bridgecrest Lending Auto Securitization Trust
Series 2024-3 Class B
10/16/2028	5.370%	907,795	909,743
Series 2025-2 Class A3
12/15/2028	4.780%	2,125,000	2,130,169
Series 2025-3 Class A3
01/15/2029	4.660%	1,110,000	1,112,263
Series 2026-1 Class A3
12/17/2029	4.040%	1,265,000	1,261,617
Series 2026-2 Class A3
01/15/2030	4.270%	895,000	894,508
ByzFunder Asset Securitization LLC(b),(d)
Series 2026-1 Class A
06/15/2032	6.464%	4,070,000	4,069,935
Carlyle US CLO Ltd.(b),(c)
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	5.425%	1,250,000	1,250,520
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.373%	13,750,000	13,815,051
Series 2021-7A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2038	4.873%	9,850,000	9,854,866
Series 2021-7A Class BR
3-month Term SOFR + 1.600% 04/15/2040	5.273%	7,500,000	7,503,645
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	5.367%	17,250,000	17,279,998

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CarMax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	907,436	909,749
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,059,175
Series 2025-2 Class A3
03/15/2030	4.480%	2,115,000	2,121,591
Series 2025-4 Class A3
12/16/2030	3.970%	2,060,000	2,047,569
Series 2026-2 Class A3
06/16/2031	4.220%	1,635,000	1,628,396
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,081,682
CarMax Select Receivables Trust
Series 2025-A Class A3
09/17/2029	4.770%	3,495,000	3,515,024
Series 2025-B Class B
07/15/2030	4.350%	5,300,000	5,267,330
Carvana Auto Receivables Trust
Series 2024-P2 Class A3
07/10/2029	5.330%	1,071,438	1,078,166
Series 2024-P4 Class A3
01/10/2030	4.640%	994,349	997,325
Series 2025-P2 Class A4
06/10/2031	4.750%	4,625,000	4,644,216
Series 2025-P3 Class A3
11/11/2030	4.040%	1,630,000	1,623,146
Series 2026-P2 Class A3
04/10/2031	4.770%	5,965,000	5,986,763
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%	3,295,494	3,279,706
Series 2025-3 Class A
11/15/2050	5.087%	5,182,434	5,093,514
CBAM Ltd.(b),(c)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.065%	9,100,000	9,117,290
Chase Auto Owner Trust(b)
Series 2026-1 Class A3
06/25/2031	4.530%	5,380,000	5,382,083
Cherry Securitization Trust(b)
Series 2025-1A Class A
11/15/2032	6.130%	2,345,000	2,371,362
Chesapeake Funding II LLC(b)
Series 2024-1A Class A1
05/15/2036	5.520%	691,892	697,908
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CIFC Funding Ltd.(b),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.045%		39,520,000	39,638,046
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	5.380%		2,000,000	2,001,290
CIT Education Loan Trust(b),(c)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	4.248%		216,351	191,999
Citizens Auto Receivables Trust(b)
Series 2024-1 Class A3
04/17/2028	5.110%		513,001	514,658
Clover CLO LLC(b),(c)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	4.737%		10,150,000	10,155,765
CommonBond Student Loan Trust(b)
Series 2018-CGS Class B
02/25/2046	4.250%		73,679	69,436
Series 2020-AGS Class A
08/25/2050	1.980%		586,949	524,243
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		8,690,000	8,815,702
Series 2026-1A Class A2
03/20/2056	5.079%		6,700,000	6,574,049
Contego CLO XII DAC(b),(c)
Series 2025-12A Class BR
3-month EURIBOR + 1.900% Floor 1.900% 01/25/2040	3.954%	EUR	5,000,000	5,852,062
Credit Acceptance Auto Loan Trust(b)
Series 2024-2A Class A
06/15/2034	5.950%		4,260,000	4,296,161
Series 2025-1A Class A
03/15/2035	5.020%		3,145,000	3,155,030
Series 2025-2 Class B
01/15/2036	4.870%		2,695,000	2,667,758
Series 2026-1A Class A
04/15/2036	4.650%		1,830,000	1,824,012
Subordinated Series 2023-2A Class B
07/15/2033	6.610%		541,605	542,474
Subordinated Series 2023-3A Class C
12/15/2033	7.620%		695,000	705,167
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crockett Partners Equipment Co. IIA LLC(b)
Series 2024-1C Class A
01/20/2031	6.050%	2,110,000	2,127,037
CyrusOne Data Centers Issuer I LLC(b)
Series 2025-1A Class A2
02/20/2050	5.910%	3,305,000	3,337,139
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%	4,520,000	4,434,865
DataBank Issuer LLC(b)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,354,714
DB Master Finance LLC(b)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,146,875	1,136,142
Series 2019-1A Class A23
05/20/2049	4.352%	1,119,000	1,094,631
DB Master Finance LLC(b),(d)
Series 2026-1A Class A2I
05/20/2056	5.200%	4,000,000	4,000,000
Dell Equipment Finance Trust(b)
Series 2023-3 Class A3
04/23/2029	5.930%	533,237	533,788
Series 2026-1 Class A3
12/22/2031	4.320%	725,000	724,265
DLLMT LLC(b)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	490,359	491,040
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,761,669
Dryden 98 CLO Ltd.(b),(c)
Series 2026-98A Class AR
3-month Term SOFR + 1.020% Floor 1.020% 04/20/2035	4.696%	8,700,000	8,700,000
Dryden CLO Ltd.(b),(c)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	5.735%	5,000,000	4,974,210
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	4.801%	1,338,125	1,339,413
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elevation CLO Ltd.(b),(c)
Series 2013-1A Class A1R3
3-month Term SOFR + 1.400% Floor 1.400% 07/25/2038	5.630%	5,100,000	5,111,878
Series 2025-18A Class B
3-month Term SOFR + 1.700% Floor 1.700% 03/28/2038	5.375%	10,000,000	10,025,270
ELFI Graduate Loan Program LLC(b)
Series 2019-A Class A
03/25/2044	2.540%	410,090	393,248
Series 2023-A Class A
02/04/2048	6.370%	3,001,874	3,065,782
ELFI Graduate Loan Program LLC(b),(e)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	228,180
Elmwood CLO 30 Ltd.(b),(c)
Series 2024-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/17/2037	5.110%	14,000,000	14,019,040
Elmwood CLO IX Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.225%	6,520,000	6,533,333
Elmwood CLO Ltd.(b),(c)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	4.920%	20,000,000	20,008,180
Elmwood CLO VII Ltd.(b),(c)
Series 2026-1A Class ARR
3-month Term SOFR + 1.220% Floor 1.220% 04/20/2037	3.657%	7,420,000	7,434,031
Elmwood CLO XI Ltd.(b),(c)
Series 2021-4A Class BR
3-month Term SOFR + 1.550% 01/20/2038	5.225%	3,270,000	3,278,149
Enterprise Fleet Financing LLC(b)
Series 2025-3 Class A3
09/20/2029	4.460%	3,960,000	3,959,761
Enterprise Fleet Financing LLC(b)
Series 2023-2 Class A2
04/22/2030	5.560%	276,042	276,609
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,278,865
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,213,309

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,645,240
Exeter Automobile Receivables Trust
Series 2025-2A Class A3
01/16/2029	4.740%	3,458,158	3,465,035
Series 2025-4A Class A3
09/17/2029	4.390%	805,000	806,396
Series 2026-2A Class A3
05/15/2030	4.450%	2,330,000	2,334,538
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	536,273	536,563
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,091,485
Exeter Select Automobile Receivables Trust
Series 2025-1 Class A3
04/15/2030	4.690%	945,000	947,918
Series 2026-1 Class A3
06/16/2031	4.670%	785,000	787,326
First Investors Auto Owner Trust(b)
Series 2025-1 Class C
12/15/2031	4.750%	3,275,000	3,253,204
Series 2026-1A Class A3
05/15/2031	4.500%	3,580,000	3,576,973
Flagship Credit Auto Trust(b)
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,242,512
Flatiron CLO Ltd.(b),(c)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	5.675%	2,000,000	2,003,206
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	2,055,000	2,063,008
Ford Credit Auto Owner Trust(b)
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,857,364
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,272,375
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,948,663
GECU Auto Receivables Trust(b)
Series 2023-1A Class A3
08/15/2028	5.630%	573,324	574,504
GLS Auto Receivables Issuer Trust(b)
Series 2024-4A Class A3
07/17/2028	4.750%	531,547	531,829
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-2 Class C
01/15/2031	5.110%	1,355,000	1,357,690
Series 2026-2A
09/16/2030	4.630%	1,555,000	1,553,919
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	1,996,674	2,002,287
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,832,195	1,835,946
GLS Auto Select Receivables Issuer Trust(b)
Series 2025-4 Class A2
02/18/2031	4.170%	1,225,360	1,221,728
GLS Auto Select Receivables Trust(b)
Series 2024-2A Class A2
06/17/2030	5.580%	306,910	309,166
Series 2024-3A Class A2
10/15/2029	5.590%	1,169,228	1,178,811
Series 2024-4A Class A2
12/17/2029	4.430%	889,553	890,783
Series 2025-1A Class A2
04/15/2030	4.710%	1,271,416	1,275,942
Series 2025-3A Class A2
10/15/2030	4.460%	1,304,892	1,305,198
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,780,000	2,788,873
Series 2025-3 Class A3
08/21/2028	4.170%	3,550,000	3,552,717
Series 2026-2 Class A3
03/20/2029	4.300%	1,975,000	1,975,490
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,847,534
Goal Capital Funding Trust(c)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	4.348%	264,099	256,688
GoldenTree Loan Management US CLO Ltd.(b),(c)
Series 2020-8A Class ARR
3-month Term SOFR + 1.150% 10/20/2034	4.825%	10,550,000	10,557,343
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS Class A
05/20/2048	2.100%	2,201,848	1,774,116
Greenacre Park CLO LLC(b),(c)
Series 2021-2 Class AR
3-month Term SOFR + 1.370% Floor 1.370% 07/20/2037	5.045%	6,950,000	6,973,338
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2 Class A4
10/27/2059	5.150%	260,464	260,397
GreenSky Home Improvement Trust(b)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,771,292
Hayfin US XIV Ltd.(b),(c)
Series 2021-14A Class A1R
3-month Term SOFR + 1.300% 10/20/2038	4.975%	20,000,000	20,072,620
Hayfin US XV Ltd.(b),(c)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.310%	24,750,000	24,783,016
Helios Issuer LLC(b)
Series 2020-AA Class A
06/20/2047	2.980%	814,932	701,128
Henderson Receivables LLC(b)
Series 2013-3A Class A
01/17/2073	4.080%	1,085,346	1,023,927
Series 2014-2A Class A
01/17/2073	3.610%	1,333,007	1,194,382
Hertz Vehicle Financing III LLC(b)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,697,723
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,857,987
Hertz Vehicle Financing LLC(b)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,761,199
Hilton Grand Vacations Trust(b)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	79,152	79,170
Honda Auto Receivables Owner Trust
Series 2026-2 Class A3
11/15/2030	4.300%	3,590,000	3,592,515
HPS Loan Management Ltd.(b),(c)
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	5.423%	13,000,000	13,032,903
Huntington Auto Trust(b)
Series 2024-1A Class A3
01/16/2029	5.230%	1,380,708	1,389,052
Hyundai Auto Lease Securitization Trust(b)
Series 2026-A Class A3
12/15/2028	3.970%	3,515,000	3,502,325
Series 2026-B Class A3
04/16/2029	4.210%	1,930,000	1,926,532
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Receivables Trust
Series 2025-B Class A3
12/17/2029	4.360%	1,615,000	1,618,276
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	5.271%	3,250,000	3,250,796
Invesco CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.273%	4,000,000	4,006,232
Invesco US CLO Ltd.(b),(c)
Series 2023-1A Class AR2
3-month Term SOFR + 1.110% Floor 1.110% 04/22/2037	4.774%	7,800,000	7,784,166
Jersey Mike’s Funding LLC(b)
Series 2024-1 Class A2
02/15/2055	5.636%	2,962,500	2,979,228
Kayne Ltd.(b),(c)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	5.678%	1,600,000	1,600,189
KKR CLO 28 Ltd.(b),(c)
Series 2028A Class AR2
3-month Term SOFR + 1.120% Floor 1.120% 02/09/2035	4.800%	6,000,000	6,001,782
KKR CLO 33 Ltd.(b),(c)
Series 2025-33A Class AR
3-month Term SOFR + 1.080% Floor 1.080% 07/20/2034	4.755%	16,800,000	16,796,606
Series 2025-33A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/20/2034	5.275%	5,350,000	5,358,844
LAD Auto Receivables Trust(b)
Series 2024-1A Class A4
09/15/2028	5.170%	770,205	772,293
Series 2024-2A Class A3
08/15/2028	5.610%	515,814	516,997
Series 2024-3A Class A3
03/15/2029	4.520%	1,270,917	1,273,364
Series 2025-1 Class A3
07/16/2029	4.690%	4,114,195	4,125,948
Series 2025-2A Class A3
01/15/2030	4.250%	1,440,000	1,442,723

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-2 Class A3
08/15/2031	4.330%	3,185,000	3,175,945
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,526,438
Lakeside Park CLO Ltd.(b),(c)
Series 2025-1A Class B1
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.222%	3,660,000	3,674,025
LCM 39 Ltd.(b),(c)
Series 2026-39A Class A1R2
3-month Term SOFR + 1.040% 10/15/2034	4.703%	8,500,000	8,499,702
LCM Ltd.(b),(c)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.017%	173,149	173,345
Lending Funding Trust(b)
Series 2020-2A Class A
04/21/2031	2.320%	299,751	297,190
Lendmark Funding Trust(b)
Series 2021-1A Class A
11/20/2031	1.900%	4,835,245	4,748,848
Series 2026-1A Class A
11/20/2035	4.800%	4,500,000	4,477,769
Lightpath Fiber Issuer LLC(b)
Series 2026-1 Class A2
03/25/2056	5.597%	6,000,000	5,993,219
Loanpal Solar Loan Ltd.(b)
Series 2020-2GF Class A
07/20/2047	2.750%	1,050,672	891,478
M&T Bank Auto Receivables Trust(b)
06/16/2031	4.660%	2,895,000	2,906,367
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,432,446
M&T Equipment Notes(b)
Series 2023-1A Class A3
07/15/2030	5.740%	436,587	437,694
Madison Park Funding XXVIII Ltd.(b),(c)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.373%	17,000,000	17,033,116
Madison Park Funding XXX Ltd.(b),(c)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.040%	6,000,000	6,006,672
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite Ltd.(b),(c)
Series 2019-23A Class AR2
3-month Term SOFR + 0.990% Floor 0.990% 01/25/2035	3.671%	10,750,000	10,754,010
Magnetite XLV Ltd.(b),(c)
Series 2025-45 Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.223%	3,910,000	3,928,455
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	602,103	582,388
Merchants Fleet Funding LLC(b)
Series 2023-1A Class A
05/20/2036	7.210%	859,490	861,797
Mid-State Capital Corp. Trust(b)
Series 2006-1 Class A
10/15/2040	5.787%	277,782	278,931
Mill City Solar Loan Ltd.(b)
Series 2019-1A Class A
03/20/2043	4.340%	683,650	635,954
Series 2019-2GS Class A
07/20/2043	3.690%	743,056	670,825
Mission Lane Credit Card Master Trust(b)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,963,424
Series 2026-A Class A
07/15/2032	4.950%	2,375,000	2,366,121
Mosaic Solar Loan Trust(b)
Series 2018-1A Class A
06/22/2043	4.010%	308,106	289,748
Series 2019-1A Class A
12/21/2043	4.370%	627,374	590,310
Series 2020-2A Class A
08/20/2046	1.440%	1,144,304	965,602
Series 2023-3A Class A
11/20/2053	5.910%	1,849,803	1,805,179
Series 2023-4A Class A
05/20/2053	6.400%	2,647,739	2,652,103
Series 2024-1 Class A
09/20/2049	5.500%	1,807,777	1,739,879
Series 2024-2A Class A
04/22/2052	5.600%	2,582,411	2,455,359
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	387,926	344,668
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	738,380	594,734
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	669,286	483,776
Mosaic Solar Loans LLC(b)
Series 2017-2A Class A
06/22/2043	3.820%	315,966	297,641
MVW LLC(b)
Series 2024-1A Class A
02/20/2043	5.320%	604,460	610,191
Navient Private Education Refi Loan Trust(b)
Series 2020-BA Class A2
01/15/2069	2.120%	485,822	465,112
Series 2020-DA Class A
05/15/2069	1.690%	2,301,123	2,194,044
Series 2020-FA Class A
07/15/2069	1.220%	302,903	285,791
Series 2020-GA Class A
09/16/2069	1.170%	580,950	544,299
Series 2021-A Class A
05/15/2069	0.840%	343,969	314,314
Series 2021-BA Class A
07/15/2069	0.940%	736,922	670,056
Neuberger Berman CLO XVII Ltd.(b),(c)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	5.064%	3,500,000	3,505,331
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	5.814%	1,650,000	1,652,157
Neuberger Berman Loan Advisers CLO 47 Ltd.(b),(c)
Series 2025-47 Class AR
3-month Term SOFR + 1.090% Floor 1.090% 04/16/2035	4.759%	5,000,000	5,002,500
Neuberger Berman Loan Advisers CLO 51 Ltd.(b),(c)
Series 2026-51A Class AR2
3-month Term SOFR + 1.000% 10/23/2036	4.666%	5,500,000	5,502,459
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2025-33A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/16/2039	5.680%	2,000,000	2,005,830
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.(b),(c)
Series 2023-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 10/25/2036	5.368%	9,000,000	9,014,886
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Economy Assets Phase 1 Sponsor LLC(b)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,193,763
NextGear Floorplan Master Owner Trust(b)
Series 2025-2 Class A2
10/15/2030	4.230%	2,260,000	2,243,484
Series 2026-1A Class A2
02/18/2031	4.540%	5,910,000	5,842,018
NMEF Funding LLC(b)
Series 2025-B Class D
01/18/2033	5.470%	6,200,000	6,205,090
Oaktree CLO Ltd.(b),(c)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	5.773%	4,050,000	4,054,091
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	6.175%	1,950,000	1,950,000
Series 2024-26A Class AR
3-month Term SOFR + 1.260% Floor 1.260% 04/20/2039	4.935%	2,500,000	2,506,060
OCP CLO Ltd.(b),(c)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	5.075%	2,270,000	2,274,036
Series 2020-19RR Class BR2
3-month Term SOFR + 1.600% 04/20/2038	5.275%	10,000,000	10,054,490
Octagon 55 Ltd.(b),(c)
Series 2021-1A Class A1R
3-month Term SOFR + 1.260% Floor 1.260% 03/20/2038	4.935%	27,000,000	27,054,945
Octagon 58 Ltd.(b),(c)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 04/15/2038	5.423%	2,160,000	2,167,301
Octagon 68 Ltd.(b),(e)
Series 2023-1A Class A1R
10/20/2038	4.905%	18,750,000	18,782,400
Octagon Investment Partners 49 Ltd.(b),(c)
Series 2049-RR Class ARR
3-month Term SOFR + 1.120% Floor 1.120% 04/15/2037	4.793%	1,800,000	1,797,574

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 50 Ltd.(b),(c)
Series 2020-4A Class BR2
3-month Term SOFR + 1.550% 01/15/2035	5.223%	4,150,000	4,154,391
Octagon Investment Partners Ltd.(b),(c)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	5.095%	5,345,000	5,354,156
Octane Receivables Trust(b)
Series 2024-2 Class A2
07/20/2032	5.800%	1,117,027	1,123,215
Series 2025-1A Class A2
02/20/2031	4.250%	4,073,724	4,072,106
OHA Credit Partners VII Ltd.(b),(c)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.342%	5,000,000	5,002,310
OHA Credit Partners XVII Ltd.(b),(c)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	4.995%	34,750,000	34,820,264
OnDeck Asset Securitization IV LLC(b)
Series 2025-2 Class A
11/17/2032	4.840%	2,150,000	2,141,602
OneMain Direct Auto Receivables Trust(b)
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,536,796
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,145,768
Onemain Financial Issuance Trust(b)
Series 2024-1A Class A
05/14/2041	5.790%	4,500,000	4,659,588
OneMain Financial Issuance Trust(b)
Series 2020-2A Class A
09/14/2035	1.750%	1,308,329	1,292,302
Series 2022-S1 Class A
05/14/2035	4.130%	1,213,263	1,213,264
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,292,220
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	103,642
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,523,566
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,628,386
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OWN Equipment Fund I LLC(b)
Series 2024-2M Class A
12/20/2032	5.700%	3,404,784	3,441,380
Pagaya AI Debt Grantor Trust(b)
Series 2024-11 Class B
07/15/2032	5.637%	1,451,483	1,458,458
Palmer Square CLO Ltd.(b),(c)
Series 2021-3A Class A2R
3-month Term SOFR + 1.500% Floor 1.500% 10/15/2038	5.173%	5,900,000	5,908,148
Palmetto Issuer LLC(b)
Series 2025-2A Class A
04/30/2061	5.980%	4,854,872	4,749,207
Park Avenue Institutional Advisers CLO Ltd.(b),(c)
Series 2017-1A Class A2R2
3-month Term SOFR + 1.550% Floor 1.550% 02/14/2034	5.203%	12,050,000	12,051,506
PenFed Auto Receivables Owner Trust(b)
Series 2024-A Class A3
06/15/2029	4.700%	1,263,526	1,266,543
PK Alift Loan Funding 7 LP(b)
Series 2025-2 Class A
03/15/2043	4.750%	893,436	880,994
Post Road Equipment Finance LLC(b)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	69,763	69,849
Prestige Auto Receivables Trust(b)
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	267,946	268,076
Reach Abs Trust(b)
Series 2026-1 Class A
02/15/2033	4.320%	1,240,897	1,241,169
Recette CLO Ltd.(b),(c)
Series 2015-1A Class BR3
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2034	5.225%	4,200,000	4,200,815
Regatta XXIX Funding Ltd.(b),(c)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	5.053%	34,000,000	34,057,528
Regional Management Issuance Trust(b)
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,340,160
Republic Finance Issuance Trust(b)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,119,810
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockford Tower CLO Ltd.(b),(c)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.587%	7,900,000	7,905,901
Series 2021-2A Class BR
3-month Term SOFR + 1.700% 07/20/2034	5.375%	8,940,000	8,943,478
Santander Bank Auto Credit-Linked Notes(b)
Series 2024-A Class C
06/15/2032	5.818%	1,266,875	1,279,719
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	544,052	544,851
Series 2024-4 Class A3
01/16/2029	4.850%	921,975	923,032
Series 2025-1 Class A3
01/16/2029	4.740%	1,294,133	1,295,823
Series 2025-2 Class A3
08/15/2029	4.670%	3,080,000	3,087,496
Series 2025-2 Class D
05/15/2031	5.470%	10,000,000	10,023,868
Series 2025-3 Class A2
10/16/2028	4.630%	1,116,365	1,117,663
Series 2025-4 Class A3
04/15/2030	4.170%	2,690,000	2,687,554
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	533,248	535,976
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,173,440
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	1,792,533	1,802,427
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,457,007	3,481,943
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,535,441
SBNA Auto Lease Trust(b)
Series 2024-B Class A3
11/22/2027	5.560%	871,281	873,267
Series 2024-C Class A3
02/22/2028	4.560%	463,975	464,460
SCF Equipment Leasing LLC(b)
Series 2024-1A Class A3
01/20/2032	5.520%	1,572,288	1,591,762
Series 2025-2A Class A3
06/20/2036	4.330%	4,150,000	4,117,574
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Trust(b)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,041,154
SEB Funding LLC(b)
Series 2024-1A Class A2
04/30/2054	7.386%	2,064,825	2,097,485
Series 2026-1A Class A2
01/30/2056	6.665%	3,995,000	3,973,820
Servpro Master Issuer LLC(b)
Series 2024-1A Class A2
01/25/2054	6.174%	2,199,375	2,245,584
SFS Auto Receivables Securitization Trust(b)
Series 2023-1A Class A3
10/20/2028	5.470%	807,614	810,834
Series 2024-3A Class A3
06/20/2030	4.550%	1,152,688	1,156,121
Series 2025-1A Class A3
07/22/2030	4.750%	1,390,000	1,396,401
Series 2025-2A Class A3
12/20/2030	4.440%	4,580,000	4,592,543
Sierra Timeshare Receivables Funding LLC(b)
Series 2024-2A Class A
06/20/2041	5.140%	1,291,222	1,298,904
SLM Student Loan Trust(c)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.349%	1,165,000	1,259,056
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	5.349%	1,165,000	1,219,752
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	5.999%	1,165,000	1,240,840
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	5.780%	4,060,000	4,337,319
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.999%	1,165,000	1,187,595
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.999%	1,165,000	1,167,635

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	4.460%	2,667,600	2,619,637
Series 2012-7 Class A3
30-day Average SOFR + 0.764% 05/26/2027	4.377%	1,292,872	1,292,872
SMB Private Education Loan Trust(b)
Series 2019-B Class A2A
06/15/2037	2.840%	2,960,132	2,909,038
Series 2020-PTA Class A2A
09/15/2054	1.600%	4,095,923	3,876,466
SoFi Consumer Loan Program Trust(b)
Series 2025-2 Class A
06/25/2034	4.820%	631,751	633,209
SoFi Professional Loan Program LLC(b)
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,402,827
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,281,833
SoFi Professional Loan Program Trust(b)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,805,322
Sonic Capital LLC(b)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,790,750	1,776,219
Sound Point CLO XXIX Ltd.(b),(c)
Series 2021-1A Class AR
3-month Term SOFR + 1.050% Floor 1.050% 04/25/2034	4.927%	10,810,000	10,810,086
Sound Point CLO XXVIII Ltd.(b),(c)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	4.947%	5,422,067	5,429,913
Stellantis Financial Underwritten Enhanced Lease Trust(b)
Series 2025-B Class A3
01/22/2029	4.270%	4,165,000	4,167,832
Series 2025-CA Class A3
04/20/2029	4.110%	6,910,000	6,871,543
Stream Innovations Issuer Trust(b)
Series 2024-1A Class A
07/15/2044	6.270%	370,053	376,824
Series 2024-2A Class A
02/15/2045	5.210%	3,497,979	3,473,055
Series 2026-1A Class A
08/15/2046	4.780%	3,286,095	3,244,361
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunnova Helios XI Issuer LLC(b)
Series 2023-A Class A
05/20/2050	5.300%	4,011,432	3,760,489
Sunnova Sol II Issuer LLC(b)
Series 2020-2A Class A
11/01/2055	2.730%	2,498,224	2,167,431
Sunnova Sol III Issuer LLC(b)
Series 2021-1 Class A
04/28/2056	2.580%	1,949,962	1,676,801
Sunrun Artemis Issuer LLC(b)
Series 2024-2A Class A1
07/30/2059	6.250%	6,769,166	6,764,817
Sunrun Athena Issuer LLC(b)
Series 2018-1 Class A
04/30/2049	5.310%	1,441,927	1,393,030
Sunrun Bacchus Issuer LLC(b)
Series 2025-1A Class A2A
04/30/2060	6.410%	2,801,584	2,790,402
Sunrun Callisto Issuer LLC(b)
Series 2019-1A Class A
06/30/2054	3.980%	950,110	920,683
Sunrun Iris Issuer LLC(b)
Series 2023-1A Class A
01/30/2059	5.750%	1,614,490	1,576,791
SVC ABS LLC(b)
Series 2026-1 Class B
03/20/2056	5.795%	4,398,167	4,272,521
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	8,800,000	8,591,972
Symphony CLO Ltd.(b),(c)
Series 2024-43A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 04/15/2037	3.649%	8,000,000	8,000,000
Series 2025-47A Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.225%	4,370,000	4,377,237
Symphony CLO XVI Ltd.(b),(c)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	4.873%	206,766	206,829
Symphony CLO XX Ltd.(b),(c)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	4.780%	1,919,157	1,923,225
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taco Bell Funding LLC(b)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,409,080
Series 2025-1A Class A2I
08/25/2055	4.821%	3,400,000	3,351,477
Toyota Auto Receivables Owner Trust
Series 2026-B Class A2A
02/15/2029	4.040%	2,105,000	2,103,015
Toyota Lease Owner Trust(b)
Series 2025-B Class A3
11/20/2028	3.960%	3,090,000	3,075,211
Trimaran Cavu Ltd.(b),(c)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	4.865%	20,000,000	19,988,040
Trinitas CLO XVI Ltd.(b),(c)
Series 2021-16AR Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 07/20/2034	4.805%	8,000,000	8,003,752
Triton Container Finance IX LLC(b)
Series 2026-1A Class A
05/20/2051	5.260%	3,300,000	3,297,938
USB Auto Owner Trust(b)
Series 2025-1A Class A3
06/17/2030	4.490%	670,000	672,006
Venture CLO Ltd.(b),(c)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	4.923%	6,623,627	6,626,787
Venture XXVII CLO Ltd.(b),(c)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% Floor 2.300% 07/20/2030	6.237%	4,100,000	4,111,115
Veros Auto Receivables Trust(b)
Series 2026-1 Class A
08/15/2028	4.530%	634,154	633,962
Volofin Finance Designated Activity Co.(b)
Series 2024-1A Class A
06/15/2037	5.935%	1,414,809	1,428,784
VStrong Auto Receivables Trust(b)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	412,553
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.100%	2,007,666	1,967,071
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wendy’s Funding LLC(b)
Series 2018-1A Class A2II
03/15/2048	3.884%	917,195	896,646
Westlake Automobile Receivables Trust(b)
Series 2024-2A Class A3
02/15/2028	5.560%	554,820	555,353
Series 2024-3A Class A3
04/17/2028	4.710%	1,985,777	1,988,726
Series 2025-1A Class A3
08/15/2028	4.750%	4,795,000	4,808,762
Series 2025-2A Class A3
05/15/2029	4.510%	1,310,000	1,313,619
Series 2025-3 Class A3
06/15/2029	4.220%	1,935,000	1,934,790
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	3,750,694	3,767,966
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	1,563,390	1,565,152
Wheels Fleet Lease Funding 1 LLC(b)
Series 2023-1A Class A
04/18/2038	5.800%	948,977	951,881
Series 2024-1A Class A1
02/18/2039	5.490%	1,124,136	1,133,942
Series 2024-2A Class A1
06/21/2039	4.870%	1,425,544	1,434,389
Wheels Fleet Lease Funding I LLC(b)
Series 2024-3 Class A1
09/19/2039	4.800%	1,495,376	1,504,703
Wind River CLO Ltd.(b),(c)
Series 2021-2A Class A2R
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2034	5.068%	3,850,000	3,843,139
Series 2024-1A Class AR
3-month Term SOFR + 1.330% Floor 1.330% 04/20/2037	3.670%	3,100,000	3,107,552
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,378,952	2,386,344
Series 2025-C Class A3
11/15/2030	4.080%	4,645,000	4,632,342
Zaxby’s Funding LLC(b)
Series 2021-1A Class A2
07/30/2051	3.238%	5,381,625	5,117,228

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Issuer LLC(b)
Series 2025-2A Class A2
06/20/2055	5.953%	5,700,000	5,772,767
Total Asset-Backed Securities — Non-Agency (Cost $1,592,577,676)			1,592,228,879

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K057 Class X1
07/25/2026	1.093%	1,373,376	24,435
CMO Series K059 Class X1
09/25/2026	0.239%	5,287,537	3,170
CMO Series K060 Class X1
10/25/2026	0.045%	23,598,481	4,498
CMO Series K152 Class X1
01/25/2031	0.955%	3,752,707	125,563
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.025%	12,440,881	477,416
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,229,885	113,376
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,516,724	269,353
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.343%	7,897,254	146,677
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.327%	10,335,558	185,620
Series K069 Class X1
09/25/2027	0.340%	34,217,202	129,851
Series K091 Class X1
03/25/2029	0.557%	37,954,170	542,384
Series K095 Class X1
06/25/2029	0.937%	71,360,557	1,711,747
Series K106 Class X1
01/25/2030	1.313%	92,159,720	3,824,168
Series K131 Class X1 (FHLMC)
07/25/2031	0.724%	12,715,065	403,836
Series K137 Class X1
11/25/2031	0.194%	272,945,470	2,318,781
Series K145 Class X1
06/25/2055	0.316%	4,638,173	81,244
Series K146 Class X1
06/25/2032	0.231%	15,670,053	217,383
Series K147 Class X1
06/25/2032	0.371%	11,961,313	252,801
Series K149 Class X1 (FHLMC)
08/25/2032	0.265%	20,847,356	344,842
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	26,881,893	522,979
Series K-1515 Class X1
02/25/2035	1.504%	6,997,264	637,078
Series K-1516 Class X1
05/25/2035	1.503%	14,395,656	1,465,358
Series K-1517 Class X1
07/25/2035	1.322%	19,840,563	1,716,691
Series K1521 Class X1
08/25/2036	0.978%	23,111,030	1,589,242
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K074 Class A2
01/25/2028	3.600%	8,569,648	8,479,541
Federal National Mortgage Association(e),(f)
Series 2020-M43 Class X1
08/25/2034	1.858%	31,101,323	1,533,448
Freddie Mac Multifamily Structured Pass-Through Certificates(e),(f)
Series K514 Class X1 (FHLMC)
12/25/2028	0.963%	67,256,092	1,466,660
Government National Mortgage Association(e),(f)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	670,059	4,507
CMO Series 2013-162 Class IO
09/16/2046	0.105%	10,680,058	16,937
CMO Series 2014-134 Class IA
01/16/2055	0.121%	8,121,402	19,000
CMO Series 2015-101 Class IO
03/16/2052	0.211%	2,228,950	12,098
CMO Series 2015-114
03/15/2057	0.274%	1,040,942	9,637
CMO Series 2015-120 Class IO
03/16/2057	0.522%	5,472,860	84,961
CMO Series 2015-125 Class IB
01/16/2055	0.831%	4,529,578	67,679
CMO Series 2015-125 Class IO
07/16/2055	0.493%	14,042,195	137,668
CMO Series 2015-146 Class IC
07/16/2055	0.115%	4,658,396	16,305
CMO Series 2015-171 Class IO
11/16/2055	0.797%	3,794,973	116,984
CMO Series 2015-174 Class IO
11/16/2055	0.405%	4,979,335	74,978
CMO Series 2015-21 Class IO
07/16/2056	0.658%	2,501,122	66,311
CMO Series 2015-29 Class EI
09/16/2049	0.704%	2,752,802	35,799
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-41 Class IO
09/16/2056	0.160%	695,135	2,042
CMO Series 2015-6 Class IO
02/16/2051	0.451%	1,628,086	21,008
CMO Series 2015-70 Class IO
12/16/2049	0.551%	4,853,952	88,754
CMO Series 2016-39 Class IO
01/16/2056	0.632%	2,944,913	74,738
CMO Series 2022-17 Class IO
06/16/2064	0.802%	5,938,201	369,415
CMO Series 2022-43 Class IO
09/16/2061	0.738%	12,240,240	603,741
Series 2014-101 Class IO
04/16/2056	0.495%	8,554,400	105,850
Series 2016-152 Class IO
08/15/2058	0.768%	8,515,219	347,257
Series 2017-168 Class IO
12/16/2059	0.553%	14,010,566	479,261
Series 2018-110 Class IA
11/16/2059	0.628%	19,127,622	532,107
Series 2018-2 Class IO
12/16/2059	0.702%	6,770,388	287,301
Series 2020-108 Class IO
06/16/2062	0.847%	8,339,688	491,982
Series 2021-106 Class IO
04/16/2063	0.852%	8,804,318	561,766
Series 2021-132 Class BI
04/16/2063	0.907%	11,115,656	730,182
Series 2021-133 Class IO
07/16/2063	0.883%	11,280,806	757,357
Series 2021-145 Class IO
07/16/2061	0.770%	2,380,042	110,963
Series 2021-151 Class IO
04/16/2063	0.907%	9,899,703	622,239
Series 2021-163 Class IO
03/16/2064	0.803%	10,296,125	561,655
Series 2021-52 Class IO
04/16/2063	0.720%	9,802,481	515,991
Series 2022-132 Class IO
10/16/2064	0.536%	10,566,407	426,582
Series 2022-92 Class EI
02/16/2064	0.808%	10,576,758	570,669
Series 2023-110 Class IO
07/16/2058	1.022%	9,678,423	642,754
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.125%	23,041	22,971
Total Commercial Mortgage-Backed Securities - Agency (Cost $59,259,503)			38,177,591

Commercial Mortgage-Backed Securities - Non-Agency(a) 6.6%

1301 Trust AOA(b),(e)
Series 2025-1301 Class A
08/11/2042	5.227%	6,500,000	6,506,579
1345T(b),(c)
Series 2025-AOA Class A
1-month Term SOFR + 1.600% Floor 1.600% 06/15/2030	5.227%	6,060,000	6,071,369
ALA Trust(b),(c)
Series 2025-OANA Class A
1-month Term SOFR + 1.743% Floor 1.743% 06/15/2040	5.370%	1,360,000	1,365,526
Arbor Multifamily Mortgage Securities Trust(b)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	16,066,712
Arbor Realty Commercial Real Estate Notes LLC(b),(c)
Series 2026-FL1 Class B
1-month Term SOFR + 2.000% Floor 2.000% 09/20/2043	5.603%	1,000,000	1,003,123
ARDN Mortgage Trust(b),(c)
Series 2025-ARCP Class A
1-month Term SOFR + 1.750% Floor 1.750% 06/15/2035	5.405%	5,000,000	5,009,365
AREIT LLC(b),(c)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	5.737%	323,881	324,283
AREIT Ltd.(b),(c)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	5.314%	296,868	296,960
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.005%	5,000,000	4,996,952

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AREIT Trust(b),(c)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	4.892%	282,872	282,885
ARES Trust(b),(c)
Series 2025-IND3 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/15/2027	5.155%	3,530,000	3,532,206
Series 2025-IND3 Class B
1-month Term SOFR + 1.850% Floor 1.850%, Cap 1.850% 04/15/2027	5.505%	3,000,000	3,003,747
Series 2026-TRON Class A
1-month Term SOFR + 1.420% Floor 1.420% 05/15/2028	5.070%	8,450,000	8,476,412
ARZ Trust(b)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,513,546
BAHA Trust(b),(e)
Subordinated Series 2024-MAR Class B
12/10/2029	7.069%	2,935,000	3,027,547
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e),(f)
Series 2019-BN18 Class XA
05/15/2062	1.024%	58,012,690	1,326,176
BANK(e),(f)
Series 2017-BNK8 Class XA
11/15/2050	0.839%	25,809,298	165,985
BANK(e)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,989,337
Bank5(e)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,481,442
BANK5(e)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,097,867
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,247,845
Series 2025-5Y15 Class C
06/15/2058	5.806%	1,750,000	1,757,444
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,410,000	6,639,792
BBCMS Mortgage Trust(e),(f)
Series 2018-C2 Class XA
12/15/2051	0.901%	55,906,949	770,549
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,745,099
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,536,681
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	7,844,484
BDS LLC(b),(c)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.226%	1,895,182	1,898,736
Series 2025-FL15 Class A
1-month Term SOFR + 1.400% Floor 1.400% 03/19/2043	5.013%	5,000,000	5,001,567
Series 2026-FL17 Class A
1-month Term SOFR + 1.350% Floor 1.350% 05/19/2043	5.000%	5,000,000	5,004,416
Benchmark Mortgage Trust(e),(f)
Series 2019-B10 Class XA
03/15/2062	1.378%	24,372,885	704,067
Series 2020-B20 Class XA
10/15/2053	1.620%	12,561,939	548,625
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,568,758
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,124,269
Subordinated Series 2026-V21 Class C
03/15/2031	6.006%	1,750,000	1,720,686
Benchmark Mortgage Trust(e)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,607,579
Series 2025-V17 Class C
09/15/2058	6.089%	1,000,000	998,424
Series 2025-V18 Class C
10/15/2058	6.139%	3,000,000	2,977,761
BFLD Commercial Mortgage Trust(b),(c)
Series 2025-660F Class A
1-month Term SOFR + 1.500% Floor 1.500% 11/15/2042	5.127%	3,275,000	3,283,183
BFLD Mortgage Trust(b),(c)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	5.177%	6,952,478	6,952,486
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(b),(c)
Series 2025-EWEST Class A
1-month Term SOFR + 1.550% Floor 1.550% 06/15/2042	5.205%	5,500,000	5,499,993
BHMS Commercial Mortgage Trust(b),(c)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.205%	5,000,000	5,006,250
BMO Mortgage Trust(e)
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,560,869
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	744,706
BPR Commercial Mortgage Trust(b),(e)
Subordinated Series 2024-PARK Class B
11/05/2039	5.991%	5,000,000	5,087,431
BPR Trust(b),(c)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.152%	3,045,000	3,032,118
BPR Trust(b),(e)
Series 2023-BRK2 Class A
11/05/2028	7.147%	5,400,000	5,527,171
BSPRT Issuer LLC(b),(c)
Series 2025-FL12 Class A
1-month Term SOFR + 1.386% Floor 1.386% 01/17/2043	5.054%	1,000,000	1,002,490
BX Commercial Mortgage Trust(b),(c)
Series 2025-COPT Class B
1-month Term SOFR + 2.200% Floor 2.200% 08/15/2042	5.827%	6,200,000	6,213,562
Series 2026-ALOHA Class D
1-month Term SOFR + 2.150% Floor 2.150% 04/15/2043	5.850%	5,000,000	5,006,257
Series 2026-CSMO Class B
1-month Term SOFR + 1.700% Floor 1.700% 02/15/2043	5.327%	3,850,000	3,866,851
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	5.913%	1,925,000	1,925,000
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	6.317%	2,656,364	2,666,322
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	5.568%	3,500,000	3,505,469
BX Commercial Mortgage Trust(b),(c),(d)
Series 2026-AHP Class A
1-month Term SOFR + 1.250% Floor 1.250% 06/15/2043	4.850%	5,950,000	5,955,567
BX Commercial Mortgage Trust(b),(e)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.662%	5,780,000	5,433,990
BX Mortgage Trust(b),(c)
Series 2024-PALM Class B
1-month Term SOFR + 1.791% Floor 1.791% 06/15/2037	5.446%	1,642,146	1,642,146
BX Trust(b),(c)
Series 2021-LGCY Class D
1-month Term SOFR + 0.114% Floor 1.302% 10/15/2036	5.044%	461,467	461,323
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	5.568%	1,400,000	1,401,750
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.119%	5,555,505	5,555,511
Series 2025-DELC Class A
1-month Term SOFR + 1.550% Floor 1.550% 12/15/2042	5.177%	1,635,000	1,639,597
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.127%	7,113,297	7,126,626
Series 2025-LUNR Class B
1-month Term SOFR + 1.850% Floor 1.850% 06/15/2040	5.477%	3,502,170	3,510,920
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.170%	2,409,887	2,400,849

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2025-TAIL Class A
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2035	5.055%		3,810,000	3,812,384
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2042	5.819%		5,000,000	4,974,988
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.327%		5,240,000	5,247,147
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.627%		5,100,000	5,098,400
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	5.727%		5,315,000	5,318,329
Series 2025-VOLT Class C
1-month Term SOFR + 2.350% Floor 2.350% 12/15/2044	5.977%		5,000,000	5,000,007
Series 2026-CART Class A
1-month Term SOFR + 1.050% Floor 1.050% 02/15/2036	4.677%		2,400,000	2,378,244
Series 2026-CLS Class A
1-month Term SOFR + 1.400% Floor 1.400% 05/15/2031	5.048%		3,270,000	3,277,156
Series 2026-RISE Class B
1-month Term SOFR + 1.450% 04/15/2041	5.120%		3,950,000	3,957,406
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.327%		5,327,177	5,314,971
BX Trust(b),(e)
Series 2025-ARIA Class A
12/13/2042	5.199%		6,800,000	6,831,669
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.570%	GBP	2,500,000	3,346,254
CAMB Commercial Mortgage Trust(b)
Series 2021-CX2 Class A
11/10/2046	2.700%		7,200,000	6,219,665
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%		3,391,177	3,339,123
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	14,979,562
Cantor Commercial Real Estate Lending(e),(f)
Series 2019-CF2 Class XA
11/15/2052	1.258%	34,911,351	1,033,369
CCUBS Commercial Mortgage Trust(e)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,450,721
CD Mortgage Trust
Series 2017-CD6 Class A4
11/13/2050	3.190%	19,028,149	18,737,026
CD Mortgage Trust(e),(f)
Series 2019-CD8 Class XA
08/15/2057	1.523%	44,664,963	1,525,125
CFCRE Commercial Mortgage Trust(e),(f)
Series 2016-C4 Class XA
05/10/2058	0.873%	399,346	19
CIP Commercial Mortgage Trust(b),(c)
Series 2025-SBAY Class A
1-month Term SOFR + 1.400% Floor 1.400% 10/15/2037	5.027%	5,500,000	5,508,598
Citigroup Commercial Mortgage Trust
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,770,828
Series 2019-GC43 Class A3
11/10/2052	2.782%	9,740,977	9,186,448
Citigroup Commercial Mortgage Trust(b),(e)
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	1,003,538
COMM Mortgage Trust(b)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,368,567
COMM Mortgage Trust(b),(e),(f)
Series 2024-277P Class X
08/10/2044	0.894%	7,580,000	157,195
COMM Mortgage Trust(b),(e)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,111,146
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,263,342
COMM Mortgage Trust
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,793,700
COMM Mortgage Trust(e)
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,436,275
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(b)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,041,444	2,027,521
Commercial Mortgage Trust
Series 2016-COR1 Class A3
10/10/2049	2.826%	6,322,961	6,314,568
CONE Trust(b),(c)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.296%	1,500,000	1,493,906
Credit Suisse Mortgage Capital Certificates OA LLC(b)
Series 2014-USA Class A2
09/15/2037	3.953%	12,580,000	11,637,420
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,152,535
CSAIL Commercial Mortgage Trust(e)
Subordinated Series 2018-C14 Class B
11/15/2051	5.038%	1,537,000	1,452,806
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,247,995
Subordinated Series 2020-C19 Class C
03/15/2053	3.732%	2,345,000	1,472,725
DBJPM Mortgage Trust(e),(f)
Series 2020-C9 Class XA
09/15/2053	1.697%	35,779,494	1,407,991
DBWF Mortgage Trust(b),(e)
Series 2016-85T Class D
12/10/2036	3.935%	1,250,000	1,216,085
DC Commercial Mortgage Trust(b)
Series 2023-DC Class A
09/12/2040	6.314%	6,175,000	6,299,144
DK Trust(b),(c)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	6.405%	1,500,000	1,500,938
DTP Commercial Mortgage Trust(b),(e)
Series 2023-STE2 Class A
01/15/2041	6.038%	2,000,000	2,011,920
ELM Trust(b),(e)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.396%	5,000,000	5,011,731
Extended Stay America Trust(b),(c)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	4.927%	967,949	969,158
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-ESH Class D
3-month Term SOFR + 2.600% 10/15/2042	6.227%	1,444,700	1,453,278
Series 2025-ESH Class E
1-month Term SOFR + 3.350% Floor 3.350% 10/15/2042	6.977%	3,130,183	3,154,642
Series 2026-ESH2 Class A
1-month Term SOFR + 1.200% Floor 1.200% 02/15/2043	4.827%	3,218,321	3,221,341
Subordinated Series 2026-ESH2 Class D
1-month Term SOFR + 2.250% Floor 2.250% 02/15/2043	5.877%	1,873,841	1,886,724
FirstKey Homes Trust(b)
Subordinated Series 2021-SFR1 Class F2
08/17/2038	3.452%	8,580,000	8,530,577
Fontainebleau Miami Beach Mortgage Trust(b),(c)
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	5.777%	1,000,000	1,003,124
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	6.227%	2,500,000	2,515,624
FS Rialto(b),(c)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/16/2036	4.990%	897,609	898,517
FS Rialto Issuer LLC(b),(c)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	4.998%	5,000,000	4,999,998
Series 2026-FL11 Class A
1-month Term SOFR + 1.450% Floor 1.450% 01/19/2044	5.063%	2,500,000	2,506,238
GAM Resecuritization Trust(b),(e)
Series 2022-FRR3 Class BK71
01/29/2052	1.950%	3,736,000	3,507,675
GAM Resecuritization Trust(b),(g)
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	167,524	164,471
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	5.768%	4,957,000	4,975,590

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp II(b),(e)
Series 2017-375H Class A
09/10/2037	3.591%	5,000,000	4,869,287
GS Mortgage Securities Corp. II(b)
Series 2012-BWTR Class A
11/05/2034	2.954%	2,773,666	2,556,990
GS Mortgage Securities Corp. Trust(b),(e)
Series 2024-RVR Class A
08/10/2029	5.372%	10,100,000	10,126,941
Series 2024-RVR Class B
08/10/2029	5.723%	2,569,000	2,567,645
GS Mortgage Securities Trust(b),(e)
Series 2013-PEMB Class A
03/05/2033	3.668%	2,010,000	1,618,030
GS Mortgage Securities Trust
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,885,053
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,765,634
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,700,088
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	904,072
GS REFT Issuer Ltd.(b),(c)
Series 2026-FL1 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/19/2043	5.113%	1,000,000	1,002,812
Series 2026-FL1 Class AS
1-month Term SOFR + 1.650% Floor 1.650% 04/19/2043	5.263%	4,000,000	4,003,753
HTL Commercial Mortgage Trust(b),(e)
Series 2024-T53 Class A
05/10/2039	6.072%	5,500,000	5,537,625
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,052,611
Hudson Yards Mortgage Trust(b),(e)
Series 2025-SPRL Class B
01/13/2040	5.950%	3,617,000	3,690,332
Hudsons Bay Simon JV Trust(b)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,243,705	1,188,576
ILPT Commercial Mortgage Trust(b),(e)
Subordinated Series 2025-LPF2 Class C
07/15/2042	6.023%	2,500,000	2,524,415
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(b),(c)
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	5.877%	1,801,000	1,801,001
Series 2025-STAY Class D
1-month Term SOFR + 2.850% Floor 2.850%, Cap 2.850% 03/15/2042	6.477%	6,600,000	6,599,972
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	2,403,309	2,397,875
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,980,397
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,317,240
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,992,541
JPMorgan Chase Commercial Mortgage Securities Trust(b),(c)
Series 2025-BMS Class A
1-month Term SOFR + 1.600% 01/15/2042	5.255%	3,915,000	3,907,661
Series 2025-BMS Class B
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2042	5.655%	7,000,000	6,986,874
KIND Commercial Mortgage Trust(b),(c)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	5.545%	2,500,000	2,500,001
KSL Commercial Mortgage Trust(b),(c)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	5.669%	3,764,188	3,768,748
Ladder Capital Commercial Mortgage(b)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,451,673
LoanCore Issuer LLC(b),(c)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.012%	2,000,000	1,999,999
LSTAR Commercial Mortgage Trust(b)
Series 2017-5 Class A4
03/10/2050	3.390%	80,696	79,879
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LSTR Trust(b),(c)
Series 2026-HTL6 Class A
1-month Term SOFR + 1.500% Floor 1.500% 12/15/2040	5.127%	2,500,000	2,499,998
MAD Commercial Mortgage Trust(b),(e)
Series 2025-11MD Class C
10/15/2042	5.818%	3,620,000	3,648,110
MED Commercial Mortgage Trust(b),(c)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.219%	5,200,000	5,128,429
MF1 LLC(b),(c)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	5.763%	1,502,483	1,505,750
Series 2026-FL21 Class A
1-month Term SOFR + 1.350% Floor 1.350% 02/18/2041	5.005%	3,000,000	3,000,932
MHP Commercial Mortgage Trust(b),(c)
Series 2025-MHIL2 Class C
1-month Term SOFR + 2.050% Floor 2.050% 09/15/2030	5.677%	1,000,000	1,001,660
Series 2025-MHIL2 Class D
1-month Term SOFR + 2.650% Floor 2.650% 09/15/2030	6.277%	1,500,000	1,503,466
MHP MHIL(b),(c)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.238%	2,400,000	2,399,250
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,422,422
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	677,905	675,865
Morgan Stanley Capital I Trust(e),(f)
Series 2021-L5 Class XA
05/15/2054	1.301%	27,800,341	1,227,104
NJ Trust(b),(e)
Series 2023-GSP Class A
01/06/2029	6.481%	6,800,000	6,996,817
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRTH Commercial Mortgage Trust(b),(c)
Subordinated Series 2025-PARK Class B
1-month Term SOFR + 1.643% Floor 1.643% 10/15/2040	5.298%	8,750,000	8,744,398
NYC Commercial Mortgage Trust(b),(c)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	4.868%	3,500,000	3,497,813
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	5.547%	1,500,000	1,501,406
NYC Trust(b),(e)
Series 2026-9W57 Class A
06/06/2040	5.053%	8,465,000	8,451,417
ONNI Commercial Mortgage Trust(b),(e)
Series 2024-APT Class A
07/15/2039	5.753%	2,500,000	2,519,719
ORL Trust(b),(c)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	5.919%	5,000,000	5,015,628
PFP Ltd.(b),(c)
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	5.470%	1,305,590	1,307,605
PFP Ltd.(b),(e)
Series 2026-13 Class A
08/18/2043	5.113%	3,000,000	3,013,185
PRM Trust(b),(e)
Series 2025-PRM6 Class C
07/05/2033	5.008%	1,000,000	993,236
Series 2025-PRM6 Class D
07/05/2033	5.677%	2,000,000	1,991,168
PRM7 Trust(b),(e)
Subordinated Series 2025-PRM7 Class D
11/10/2042	5.850%	3,000,000	2,955,340
RFR Trust(b),(e)
Series 2025-SGRM Class A
03/11/2029	5.562%	8,180,000	8,256,179
SCOTT Trust(b)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,386,294
SDAL Trust(b),(c)
Series 2025-DAL Class A
1-month Term SOFR + 2.441% Floor 2.441% 04/15/2030	6.096%	1,000,000	1,001,247

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SDR Commercial Mortgage Trust(b),(c)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	5.396%	2,500,000	2,503,125
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	2,523,535	2,519,575
SREIT Trust(b),(c)
Series 2021-MFP2 Class A
1-month Term SOFR + 0.936% Floor 0.822% 11/15/2036	4.563%	11,890,000	11,886,284
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	4.913%	4,538,000	4,536,582
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	5.652%	6,275,000	6,273,039
Starwood Retail Property Trust(b),(c)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	5.868%	2,124,670	1,274,739
STWD LLC(b),(c)
Series 2025-FL4 Class B
1-month Term SOFR + 1.950% Floor 1.950% 11/19/2042	5.563%	1,000,000	1,000,937
SWCH Commercial Mortgage Trust(b),(c)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	5.497%	2,500,000	2,480,164
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	5.747%	2,500,000	2,478,216
TCO Commercial Mortgage Trust(b),(c)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	4.870%	2,535,000	2,536,584
THPT Mortgage Trust(b),(e)
Series 2023-THL Class A
12/10/2034	6.994%	4,168,239	4,189,006
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	4,698,987	4,655,392
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VMC Finance LLC(b),(c)
Series 2026-FL6 Class A
1-month Term SOFR + 1.600% Floor 1.600% 11/19/2043	5.250%	1,000,000	1,000,313
VTR Commercial Mortgage Trust(b),(e)
Series 2025-STEM Class A
10/13/2039	5.201%	5,000,000	4,959,776
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A4
09/15/2050	3.157%	9,691,144	9,556,972
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,139,687
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,126,129
Wells Fargo Commercial Mortgage Trust(e),(f)
Series 2021-C59 Class XA
04/15/2054	1.595%	19,710,287	1,020,384
Series 2021-C60 Class XA
08/15/2054	1.617%	3,828,877	218,218
Wells Fargo Commercial Mortgage Trust(e)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,058,627
Series 2025-5C5 Class C
07/15/2058	6.014%	1,250,000	1,251,746
Wells Fargo Commercial Mortgage Trust(b),(e)
Series 2024-1CHI Class A
07/15/2035	5.484%	6,000,000	6,013,636
Series 2025-VTT Class C
03/15/2038	6.029%	2,000,000	2,006,381
Wells Fargo Commercial Mortgage Trust(b),(c)
Series 2025-B33RP Class A
1-month Term SOFR + 1.350% Floor 1.350% 08/15/2042	4.977%	5,000,000	5,003,134
Series 2025-DWHP Class B
1-month Term SOFR + 2.841% Floor 2.841% 04/15/2038	6.468%	2,000,000	2,009,955
WSTN Trust(b),(e)
Series 2023-MAUI Class A
07/05/2037	6.518%	2,500,000	2,523,104
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $813,549,607)			804,362,550
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h)	59,381	1,670,091
Total Communication Services		1,670,091
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(h),(i)	58	23
Total Energy		23
Financials 0.0%
Financial Services 0.0%
Ardagh Holdings SA(h),(i)	132,091	858,591
DSG TopCo, Inc.(h)	54,244	23,949
Total		882,540
Total Financials		882,540
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(h)	171,165	1,112,572
Total Health Care		1,112,572
Total Common Stocks (Cost $1,891,345)		3,665,226

Convertible Bonds(a) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,400,000	1,588,976
Technology 0.0%
Worldline SA(b),(j)
07/30/2026	0.000%	EUR	1,194,230	1,423,594
Total Convertible Bonds (Cost $2,711,850)				3,012,570

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(k),(l)	6.750%	3,868	38,680
Total Communication Services			38,680
Total Convertible Preferred Stocks (Cost $38,680)			38,680

Corporate Bonds & Notes(a) 27.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(b)
03/26/2029	5.125%	1,428,000	1,451,622
04/15/2030	3.400%	690,000	660,973
Boeing Co. (The)
02/01/2031	3.625%	2,375,000	2,264,556
02/01/2035	3.250%	4,659,000	4,050,013
03/01/2047	3.650%	1,060,000	764,820
03/01/2048	3.625%	3,800,000	2,712,496
05/01/2049	3.900%	2,010,000	1,494,950
05/01/2054	6.858%	139,000	156,998
08/01/2059	3.950%	3,500,000	2,507,855
05/01/2060	5.930%	469,000	464,262
05/01/2064	7.008%	808,000	921,407
Bombardier, Inc.(b)
07/01/2031	7.250%	1,020,000	1,073,234
06/15/2033	6.750%	940,000	978,572
05/01/2034	7.450%	1,926,000	2,121,570
01/15/2035	5.875%	660,000	665,030
General Electric Co.(c)
3-month Term SOFR + 0.742% 08/15/2036	4.393%	5,380,000	5,079,614
HEICO Corp.
08/01/2028	5.250%	1,362,000	1,383,783
Honeywell Aerospace, Inc.(b)
03/16/2033	4.600%	1,641,000	1,616,032
03/16/2036	4.950%	1,360,000	1,343,926
03/16/2056	5.732%	1,557,000	1,557,510
03/16/2066	5.852%	1,330,000	1,339,194
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,313,434
05/01/2030	4.200%	1,642,000	1,607,201
TransDigm, Inc.(b)
01/31/2034	6.750%	775,000	794,841
Total			43,323,893
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	48,412	47,536

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class AA
07/15/2029	3.575%	296,576	291,060
Series 2016-2 Class AA
06/15/2028	3.200%	344,855	334,119
Series 2017-2 Class AA
10/15/2029	3.350%	909,503	872,610
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	1,050,000	1,049,207
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	1,174,483	1,138,147
Delta Air Lines, Inc./SkyMiles IP Ltd.(b)
10/20/2028	4.750%	6,019,148	6,023,630
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,674,834
11/15/2028	4.375%	2,180,000	2,164,917
United Airlines Holdings, Inc.
03/01/2029	4.875%	1,710,000	1,694,292
03/01/2031	5.375%	1,445,000	1,430,837
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	3,509,561	3,626,104
United Airlines, Inc.(b)
04/15/2029	4.625%	690,000	679,461
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	221,853	224,407
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
01/15/2032	8.750%	320,000	312,060
Total			21,563,221
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	199,000	197,846
04/15/2032	3.625%	163,000	151,535
Camden Property Trust
11/03/2026	5.850%	1,033,000	1,038,502
02/28/2036	4.900%	2,585,000	2,518,715
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	624,000	591,227
08/15/2031	2.000%	1,888,000	1,625,779
08/15/2033	5.500%	517,000	524,813
Mid-America Apartments LP
02/15/2032	5.300%	569,000	584,908
01/15/2033	4.650%	4,952,000	4,879,994
Total			12,113,319
Automotive 1.0%
American Axle & Manufacturing, Inc.(b)
10/15/2033	7.750%	1,015,000	1,017,780
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Honda Finance Corp.
01/12/2028	4.700%	1,100,000	1,103,870
11/15/2028	5.650%	551,000	564,646
10/23/2031	4.850%	1,104,000	1,101,368
BMW US Capital LLC(b)
03/21/2030	5.050%	638,000	644,922
03/19/2033	5.000%	2,703,000	2,695,883
Daimler Truck Finance North America LLC(b)
10/12/2030	4.650%	4,060,000	4,028,881
Denso Corp.(b)
09/16/2026	1.239%	4,070,000	4,032,126
Ford Motor Co.
02/12/2032	3.250%	689,000	610,550
01/15/2043	4.750%	836,000	665,738
Ford Motor Credit Co. LLC
08/10/2026	2.700%	3,625,000	3,611,799
05/17/2027	5.850%	1,515,000	1,529,031
08/17/2027	4.125%	1,786,000	1,772,338
05/12/2028	6.800%	450,000	463,899
03/08/2029	5.800%	6,615,000	6,709,840
05/03/2029	5.113%	1,005,000	1,002,070
General Motors Co.
04/15/2030	5.625%	2,447,000	2,518,310
04/01/2035	5.000%	1,761,000	1,713,766
04/15/2035	6.250%	918,000	964,570
10/02/2043	6.250%	292,000	293,506
General Motors Financial Co., Inc.
06/23/2028	5.800%	1,850,000	1,890,945
10/15/2028	2.400%	2,820,000	2,681,272
04/06/2029	4.750%	4,445,000	4,454,851
07/15/2029	5.550%	3,372,000	3,451,926
10/06/2029	4.900%	1,327,000	1,334,089
06/21/2030	3.600%	1,710,000	1,634,283
01/07/2034	6.100%	367,000	384,668
01/07/2035	5.900%	1,238,000	1,278,983
07/15/2035	6.150%	2,547,000	2,661,898
Honda Motor Co., Ltd.
07/08/2030	4.688%	1,564,000	1,555,658
07/08/2035	5.337%	1,126,000	1,130,665
Hyundai Capital America(b)
06/26/2028	5.680%	860,000	876,909
09/21/2028	6.100%	3,968,000	4,087,957
01/16/2029	6.500%	880,000	917,774
06/24/2029	5.300%	993,000	1,008,919
03/27/2030	5.150%	5,385,000	5,440,692
04/07/2031	5.000%	2,684,000	2,688,265
03/29/2032	5.400%	1,217,000	1,237,374
06/23/2032	5.400%	4,465,000	4,548,591
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,464,115
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mercedes-Benz Finance North America LLC(b)
03/10/2029	4.250%		3,321,000	3,291,965
08/01/2029	4.800%		1,100,000	1,105,434
Nissan Motor Acceptance Co. LLC(b)
09/13/2029	5.550%		3,255,000	3,188,781
Robert Bosch GmbH(b)
06/02/2043	4.375%	EUR	1,200,000	1,381,319
Stellantis Financial Services US Corp.(b)
09/15/2028	4.950%		5,272,000	5,250,732
Stellantis Financial Services US Corp.(b),(d)
06/15/2029	5.400%		2,335,000	2,340,251
Tenneco, Inc.(b)
11/17/2028	8.000%		4,525,000	4,550,209
Toyota Motor Credit Corp.
08/09/2029	4.550%		795,000	797,577
05/15/2030	4.800%		1,255,000	1,267,293
11/20/2030	5.550%		452,000	469,480
03/11/2033	4.600%		3,225,000	3,177,279
Volkswagen Group of America Finance LLC(b)
03/22/2027	5.300%		2,297,000	2,314,893
09/11/2028	4.550%		1,000,000	995,416
03/22/2029	5.250%		6,355,000	6,419,056
09/11/2030	4.850%		763,000	757,510
11/16/2030	6.450%		1,243,000	1,311,917
03/25/2032	5.650%		360,000	366,291
Volkswagen International Finance NV(b),(m),(n)
	7.875%	EUR	1,400,000	1,860,248
Total				124,620,378
Banking 7.1%
ABN AMRO Bank NV(b),(n)
09/18/2027	6.339%		6,900,000	6,935,686
Subordinated
03/13/2037	3.324%		641,000	577,895
Ally Financial, Inc.(n)
01/17/2031	5.543%		1,645,000	1,658,162
07/31/2033	5.548%		5,234,000	5,189,529
American Express Co.(n)
02/16/2028	5.098%		989,000	994,733
07/27/2029	5.282%		1,764,000	1,791,599
01/30/2031	5.085%		527,000	534,752
04/25/2031	5.016%		32,000	32,398
02/10/2032	4.456%		5,172,000	5,107,821
07/20/2033	4.918%		2,765,000	2,767,949
Banco Bilbao Vizcaya Argentaria SA
03/03/2029	4.150%		4,600,000	4,541,040
05/08/2031	4.968%		5,800,000	5,800,259
Banco de Credito del Peru SA(b),(n)
Subordinated
07/30/2035	6.450%		1,130,000	1,158,991
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA(n)
03/14/2030	5.538%	4,000,000	4,077,188
Subordinated
11/22/2032	3.225%	3,400,000	3,073,862
Bank of America Corp.(n)
07/22/2027	1.734%	13,400,000	13,349,853
12/20/2028	3.419%	647,000	636,696
03/05/2029	3.970%	1,681,000	1,665,740
06/14/2029	2.087%	238,000	226,644
09/15/2029	5.819%	1,128,000	1,158,028
04/23/2030	4.477%	9,767,000	9,720,940
07/23/2030	3.194%	33,500,000	32,081,222
01/24/2031	5.162%	196,000	199,247
02/13/2031	2.496%	8,712,000	8,061,197
04/29/2031	2.592%	1,026,000	948,177
07/23/2031	1.898%	218,000	194,717
02/06/2032	4.456%	9,529,000	9,383,578
04/22/2032	2.687%	458,000	415,726
07/21/2032	2.299%	785,000	694,126
10/20/2032	2.572%	6,845,000	6,101,257
09/15/2034	5.872%	1,569,000	1,644,798
Subordinated
04/23/2037	5.489%	10,590,000	10,535,345
Bank of America NA
08/18/2026	5.526%	5,575,000	5,586,121
Bank of Montreal(n)
01/27/2029	5.004%	2,715,000	2,738,934
09/10/2030	4.640%	1,994,000	1,995,958
Bank of Montreal(d),(n)
06/02/2037	5.298%	5,905,000	5,911,638
Bank of New York Mellon Corp. (The)(n)
02/11/2031	4.942%	1,758,000	1,777,064
Bank of Nova Scotia (The)(n)
09/15/2031	4.338%	3,750,000	3,686,544
11/10/2032	4.740%	1,527,000	1,523,069
Banque Federative du Credit Mutuel SA(b)
02/16/2028	5.194%	2,760,000	2,791,632
10/16/2028	4.591%	1,431,000	1,430,576
Barclays PLC(n)
03/10/2032	2.667%	12,020,000	10,833,490
Barclays PLC
Subordinated
05/09/2028	4.836%	995,000	996,615
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b),(d)
06/03/2031	5.400%	4,765,000	4,771,903
BNP Paribas SA(b),(m),(n)
	7.200%	1,719,000	1,725,393

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(b),(n)
09/30/2028	1.904%	3,535,000	3,414,554
06/12/2029	5.335%	1,815,000	1,840,984
04/19/2032	2.871%	5,455,000	4,957,085
01/20/2033	3.132%	6,240,000	5,632,126
BPCE SA(b)
01/11/2028	3.250%	460,000	451,530
05/30/2029	5.281%	1,920,000	1,956,529
BPCE SA(b),(n)
01/18/2030	5.716%	820,000	837,735
01/14/2031	5.876%	4,025,000	4,141,832
CaixaBank SA(b),(n)
03/15/2030	5.673%	620,000	634,956
07/03/2031	4.885%	3,875,000	3,875,219
04/22/2032	4.818%	3,649,000	3,627,436
Canadian Imperial Bank of Commerce(n)
03/30/2029	4.857%	5,150,000	5,184,214
Capital One Financial Corp.(n)
10/29/2027	7.149%	3,985,000	4,026,669
01/30/2032	4.722%	3,817,000	3,768,910
Citibank NA(n)
11/19/2027	4.876%	364,000	365,115
Citibank NA
05/29/2030	4.914%	1,710,000	1,733,166
Citigroup, Inc.(m),(n)
	6.875%	850,000	866,330
	7.125%	8,040,000	8,194,169
Citigroup, Inc.(n)
06/09/2027	1.462%	20,000	19,987
05/07/2028	4.643%	9,085,000	9,105,325
11/05/2030	2.976%	13,020,000	12,313,374
01/29/2031	2.666%	5,550,000	5,164,826
06/03/2031	2.572%	244,000	224,442
05/01/2032	2.561%	4,470,000	4,021,521
01/25/2033	3.057%	2,800,000	2,539,092
CoBank ACB(n)
12/31/2079	7.125%	403,000	409,853
Credit Agricole SA(b),(n)
05/27/2031	5.222%	1,110,000	1,121,683
01/12/2032	4.656%	5,468,000	5,390,892
09/25/2033	4.818%	2,405,000	2,353,205
Credit Suisse Group AG(b),(n)
05/14/2032	3.091%	2,210,000	2,028,794
Danske Bank A/S(b),(n)
03/01/2030	5.705%	844,000	865,180
10/02/2030	4.613%	683,000	679,076
03/27/2032	4.999%	7,862,000	7,875,584
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG(n)
01/10/2029	5.373%	1,200,000	1,213,660
05/09/2031	5.297%	5,525,000	5,575,604
08/04/2031	4.950%	2,935,000	2,927,890
04/14/2032	5.060%	1,500,000	1,497,288
Subordinated
01/14/2032	3.729%	2,000,000	1,867,486
Deutsche Bank AG
05/10/2029	5.414%	1,916,000	1,964,736
DNB Bank ASA(b),(n)
11/05/2030	4.853%	683,000	687,603
03/30/2032	4.832%	9,268,000	9,233,824
Federation des Caisses Desjardins du Quebec(b)
04/26/2029	5.250%	1,791,000	1,826,511
08/26/2030	4.565%	3,485,000	3,469,958
05/27/2031	5.021%	4,125,000	4,163,967
Fifth Third Bancorp(n)
04/25/2033	4.337%	2,362,000	2,277,018
Fifth Third Bank NA(n)
01/28/2028	4.967%	2,105,000	2,111,166
Goldman Sachs Group ,Inc. (The)(d),(n)
06/03/2037	5.425%	912,000	916,868
Goldman Sachs Group, Inc. (The)(m),(n)
	3.650%	2,135,000	2,124,578
Goldman Sachs Group, Inc. (The)(n)
02/24/2028	2.640%	3,320,000	3,277,817
01/21/2029	4.148%	8,323,000	8,266,541
10/24/2029	6.484%	518,000	539,439
04/25/2030	5.727%	518,000	532,075
10/21/2031	4.369%	11,710,000	11,476,554
04/22/2032	2.615%	12,585,000	11,333,451
07/21/2032	2.383%	10,475,000	9,264,585
04/20/2034	5.094%	5,665,000	5,652,514
07/23/2035	5.330%	535,000	537,987
10/23/2035	5.016%	1,880,000	1,852,539
01/28/2036	5.536%	803,000	816,704
10/21/2036	4.939%	3,680,000	3,573,024
01/21/2037	5.065%	389,000	380,484
01/21/2047	5.541%	4,170,000	4,023,364
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	415,000	371,716
Goldman Sachs Group, Inc.(The)(n)
10/21/2029	4.153%	725,000	715,998
HSBC Holdings PLC(n)
05/17/2028	5.597%	775,000	783,267
11/19/2028	5.130%	3,700,000	3,728,244
08/17/2029	2.206%	1,403,000	1,332,741
05/12/2030	4.711%	5,642,000	5,628,706
11/06/2031	4.619%	4,412,000	4,359,435
03/10/2032	4.675%	6,797,000	6,711,565
05/24/2032	2.804%	1,432,000	1,294,797
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/10/2037	5.279%	2,196,000	2,170,262
Huntington Bancshares, Inc.(n)
08/21/2029	6.208%	4,040,000	4,171,635
01/15/2031	5.272%	1,370,000	1,389,371
Subordinated
01/28/2041	5.605%	4,912,000	4,807,375
Huntington National Bank (The)(n)
04/12/2028	4.871%	1,249,000	1,253,052
ING Groep NV(n)
03/25/2031	5.066%	1,200,000	1,211,836
03/23/2037	5.420%	8,223,000	8,238,952
Intesa Sanpaolo SpA(b),(n)
Subordinated
06/01/2032	4.198%	1,100,000	1,037,958
JPMorgan Chase & Co.(m),(n)
	6.100%	1,086,000	1,092,567
JPMorgan Chase & Co.(c),(m)
3-month Term SOFR + 2.745%	6.437%	2,993,000	2,993,335
JPMorgan Chase & Co.(n)
09/22/2027	1.470%	1,159,000	1,148,969
02/24/2028	2.947%	3,559,000	3,523,638
04/22/2028	5.571%	668,000	675,115
01/23/2029	3.509%	10,345,000	10,184,933
12/05/2029	4.452%	2,014,000	2,006,757
01/23/2030	5.012%	885,000	893,771
04/22/2030	5.581%	526,000	539,418
05/06/2030	3.702%	470,000	458,598
07/22/2030	4.995%	771,000	778,516
10/15/2030	2.739%	2,333,000	2,196,447
10/22/2030	4.603%	1,209,000	1,206,954
11/19/2031	1.764%	2,885,000	2,543,099
02/04/2032	1.953%	200,000	176,318
04/22/2032	2.580%	6,435,000	5,813,004
04/23/2032	4.622%	905,000	897,868
11/08/2032	2.545%	4,325,000	3,856,508
01/25/2033	2.963%	2,380,000	2,158,606
04/22/2035	5.766%	578,000	601,279
01/24/2036	5.502%	510,000	521,833
04/22/2036	5.572%	1,360,000	1,399,150
10/22/2036	4.810%	7,272,000	7,060,676
04/23/2037	5.148%	5,988,000	5,951,207
11/15/2048	3.964%	2,475,000	1,961,685
Subordinated
02/05/2037	5.193%	4,839,000	4,762,958
KeyCorp(n)
03/06/2035	6.401%	4,925,000	5,239,317
01/28/2037	5.305%	1,717,000	1,690,873
KeyCorp Capital I(c)
Junior Subordinated
3-month Term SOFR + 1.002% 07/01/2028	4.693%	1,105,000	1,086,830
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(m),(n)
	8.000%	1,395,000	1,480,481
Lloyds Banking Group PLC(n)
02/10/2030	4.241%	1,764,000	1,744,260
M&T Bank Corp.(m),(n)
	3.500%	1,629,000	1,614,132
M&T Bank Corp.(n)
07/08/2031	5.179%	2,720,000	2,745,345
Subordinated
07/30/2035	5.400%	5,074,000	5,059,056
Mitsubishi UFJ Financial Group, Inc.(n)
01/16/2031	5.197%	600,000	609,119
01/14/2032	4.505%	1,143,000	1,126,656
04/24/2036	5.615%	2,792,000	2,872,840
Mizuho Bank Ltd.(b)
04/16/2036	5.185%	7,750,000	7,730,603
Mizuho Financial Group, Inc.(n)
07/06/2029	5.778%	4,740,000	4,859,635
07/08/2031	5.047%	6,620,000	6,612,181
Morgan Stanley
07/27/2026	3.125%	301,000	300,506
Subordinated
09/08/2026	4.350%	9,045,000	9,044,218
Morgan Stanley(n)
07/20/2027	1.512%	479,000	477,144
01/21/2028	2.475%	777,000	767,875
07/22/2028	3.591%	4,012,000	3,972,411
01/24/2029	3.772%	4,315,000	4,262,789
07/20/2029	5.449%	2,410,000	2,451,080
10/18/2029	4.133%	242,000	239,164
01/16/2030	5.173%	223,000	225,636
01/23/2030	4.431%	2,885,000	2,867,803
07/19/2030	5.042%	544,000	548,814
01/15/2031	5.230%	4,170,000	4,231,945
04/17/2031	5.192%	141,000	143,062
01/16/2032	4.493%	3,957,000	3,894,383
02/13/2032	1.794%	78,000	67,907
03/12/2032	4.708%	8,890,000	8,808,857
04/16/2032	4.809%	5,456,000	5,431,523
04/28/2032	1.928%	3,474,000	3,026,119
07/21/2032	2.239%	6,160,000	5,414,963
10/20/2032	2.511%	2,605,000	2,307,785
01/21/2033	2.943%	3,610,000	3,252,975
04/21/2034	5.250%	3,865,000	3,904,723
04/19/2035	5.831%	2,315,000	2,412,482
04/17/2036	5.664%	1,647,000	1,696,173
01/30/2037	5.073%	2,426,000	2,378,026
04/10/2037	5.296%	2,516,000	2,509,228
04/22/2039	4.457%	156,000	144,146
Subordinated
09/16/2036	2.484%	576,000	500,896

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank(n)
05/10/2030	4.788%	385,000	386,141
Morgan Stanley Bank NA(n)
05/26/2028	5.504%	275,000	277,934
Morgan Stanley Private Bank(n)
11/17/2028	4.204%	1,000,000	996,644
11/19/2031	4.465%	10,037,000	9,882,881
Morgan Stanley Private Bank NA(n)
07/06/2028	4.466%	525,000	525,281
07/18/2031	4.734%	2,850,000	2,840,536
National Bank of Canada
12/18/2028	5.600%	1,263,000	1,297,992
10/10/2029	4.500%	4,260,000	4,244,598
Nationwide Building Society(b)
07/29/2029	5.127%	3,292,000	3,341,675
09/30/2030	4.351%	470,000	462,807
NatWest Group PLC(n)
03/01/2035	5.778%	968,000	1,002,364
NatWest Markets PLC(b)
05/17/2029	5.410%	1,651,000	1,687,349
03/27/2031	4.893%	6,138,000	6,150,439
Norinchukin Bank (The)(b)
03/10/2036	5.356%	1,610,000	1,598,742
Northern Trust Corp.(n)
Subordinated
11/19/2040	5.117%	2,010,000	1,967,908
Pinnacle Financial Partners, Inc.(n)
05/19/2032	5.596%	3,752,000	3,769,873
PNC Financial Services Group, Inc. (The)(n)
06/12/2029	5.582%	3,120,000	3,189,258
10/28/2033	6.037%	988,000	1,041,357
07/21/2036	5.373%	40,000	40,362
Subordinated
01/25/2041	5.423%	1,172,000	1,149,838
Royal Bank of Canada(n)
08/06/2029	4.498%	9,250,000	9,243,234
08/02/2030	4.969%	652,000	658,261
10/18/2030	4.650%	1,268,000	1,269,994
02/04/2031	5.153%	847,000	859,209
05/03/2032	4.612%	895,000	887,308
Royal Bank of Scotland Group PLC(n)
01/27/2030	5.076%	799,000	805,963
Santander UK Group Holdings PLC(n)
06/14/2027	1.673%	1,762,000	1,759,930
09/22/2036	5.136%	2,585,000	2,509,181
Societe Generale SA(b)
02/19/2027	5.250%	1,110,000	1,116,863
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(b),(n)
05/22/2031	5.512%	2,693,000	2,741,555
05/27/2032	5.371%	8,885,000	8,972,268
06/09/2032	2.889%	480,000	432,287
01/21/2033	3.337%	10,380,000	9,418,944
01/10/2034	6.691%	2,130,000	2,285,610
Standard Chartered PLC(b),(n)
01/13/2030	4.299%	2,964,000	2,928,866
06/05/2032	4.529%	3,595,000	3,517,681
State Street Corp.
02/28/2030	4.729%	706,000	711,901
State Street Corp.(n)
04/23/2032	4.558%	4,423,000	4,386,939
10/22/2032	4.675%	989,000	986,217
Subordinated
11/01/2034	3.031%	2,429,000	2,278,914
Sumitomo Mitsui Financial Group, Inc.
07/16/2029	3.040%	625,000	595,669
04/15/2030	5.240%	980,000	997,908
01/15/2032	5.454%	582,000	597,599
Sumitomo Mitsui Financial Group, Inc.(n)
01/15/2032	4.494%	955,000	941,322
Subordinated
03/03/2041	5.334%	1,766,000	1,727,768
SunTrust Capital III(c)
3-month Term SOFR + 0.912% 03/15/2028	4.586%	3,805,000	3,764,755
Swedbank AB(b)
09/12/2026	6.136%	3,305,000	3,322,868
03/14/2029	5.407%	3,135,000	3,206,593
Synchrony Financial(n)
08/02/2030	5.935%	2,560,000	2,608,793
03/06/2031	5.450%	1,685,000	1,686,462
02/25/2032	4.947%	945,000	922,248
Toronto-Dominion Bank (The)
01/30/2032	5.298%	859,000	878,693
04/22/2033	4.866%	2,633,000	2,616,089
Toronto-Dominion Bank (The)(n)
10/31/2085	6.350%	4,085,000	4,107,187
Truist Bank(n)
07/24/2028	4.420%	5,535,000	5,531,713
Truist Financial Corp.(n)
10/30/2029	7.161%	2,365,000	2,502,510
01/24/2030	5.435%	2,310,000	2,356,294
U.S. Bancorp(m),(n)
Junior Subordinated
	5.300%	2,980,000	2,981,582
UBS Group AG(b),(m),(n)
	9.250%	594,000	642,559
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(b),(n)
08/10/2027	1.494%	460,000	457,265
11/06/2033	4.844%	3,791,000	3,725,597
US Bancorp(n)
Subordinated
05/20/2041	5.723%	2,735,000	2,741,080
US Bank NA(n)
10/22/2027	4.507%	5,625,000	5,628,260
Wells Fargo & Co.(m),(n)
	6.125%	1,406,000	1,415,170
Wells Fargo & Co.(n)
05/22/2028	3.584%	258,000	256,007
06/02/2028	2.393%	8,378,000	8,217,159
07/25/2028	4.808%	14,890,000	14,946,104
07/25/2029	5.574%	1,360,000	1,386,334
10/23/2029	6.303%	5,615,000	5,830,951
01/23/2030	4.182%	5,405,000	5,349,973
02/11/2031	2.572%	6,775,000	6,279,044
05/20/2032	4.844%	9,870,000	9,861,770
03/02/2033	3.350%	845,000	777,827
07/25/2033	4.897%	2,740,000	2,730,206
10/23/2034	6.491%	221,000	239,356
01/23/2035	5.499%	744,000	759,061
12/03/2035	5.211%	7,920,000	7,925,369
04/23/2036	5.605%	2,089,000	2,143,209
01/23/2037	4.960%	2,939,000	2,871,680
04/30/2041	3.068%	4,650,000	3,529,789
Wells Fargo & Co.(c)
SOFR + 0.720% 05/20/2029	4.340%	1,825,000	1,824,395
Total			868,908,122
Brokerage/Asset Managers/Exchanges 0.5%
Apollo Global Management, Inc.
08/12/2035	5.150%	1,845,000	1,808,027
BGC Group, Inc.
04/02/2030	6.150%	1,415,000	1,448,208
Blackstone Holdings Finance Co. LLC(b)
08/05/2028	1.625%	354,000	332,486
01/10/2030	2.500%	123,000	114,250
01/30/2032	2.000%	862,000	739,559
Brookfield Asset Management Ltd.
04/15/2031	4.832%	3,018,000	3,005,227
Brookfield Finance, Inc.
06/02/2026	4.250%	750,000	749,980
Cantor Fitzgerald LP(b)
12/12/2028	7.200%	2,300,000	2,397,802
Charles Schwab Corp. (The)(n)
11/14/2031	4.343%	265,000	261,125
05/21/2037	5.493%	5,445,000	5,522,625
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Depository Trust & Clearing Corp. (The)(b),(m),(n)
	3.375%	673,000	672,247
EQT AB(b)
05/08/2035	5.850%	1,142,000	1,151,780
First Eagle Holdings, Inc.(b)
08/15/2032	7.250%	1,630,000	1,651,924
Focus Financial Partners LLC(b)
09/15/2031	6.750%	830,000	836,000
Hunt Companies, Inc.(b)
04/15/2029	5.250%	2,075,000	2,045,779
Intercontinental Exchange, Inc.
06/15/2030	2.100%	1,366,000	1,243,388
Jane Street Group/Finance, Inc.(b)
05/01/2033	6.750%	1,280,000	1,316,273
Jane Street Group/JSG Finance, Inc.(b)
04/30/2031	7.125%	800,000	830,328
Jefferies Financial Group, Inc.
04/28/2031	5.125%	4,480,000	4,431,536
02/15/2036	5.500%	1,935,000	1,883,145
LPL Holdings, Inc.
05/20/2027	5.700%	791,000	799,947
06/15/2030	5.150%	3,770,000	3,789,358
06/15/2035	5.750%	1,194,000	1,196,365
Marex Group PLC
05/08/2028	5.829%	1,554,000	1,573,109
11/04/2029	6.404%	2,234,000	2,302,933
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,772,367
07/14/2031	2.608%	1,100,000	985,212
Nuveen LLC(b)
01/15/2030	5.550%	826,000	842,573
Raymond James Financial, Inc.
09/11/2055	5.650%	2,401,000	2,318,955
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,646,118
TPG Operating Group II LP
05/15/2031	4.875%	1,213,000	1,200,131
01/15/2036	5.375%	1,585,000	1,552,369
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
06/15/2031	7.500%	645,000	675,613
Total			61,096,739
Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC(b)
08/15/2033	7.625%	590,000	614,155
Camelot Return Merger Sub, Inc.(b)
08/01/2028	8.750%	1,544,000	944,769

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(b),(m),(n)
Subordinated
	7.200%	950,000	976,512
CRH SMW Finance DAC
05/21/2029	5.200%	980,000	1,000,248
Fortune Brands Home & Security, Inc.
03/25/2032	4.000%	369,000	349,092
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,098,000	2,002,408
Martin Marietta Materials, Inc.
07/15/2031	2.400%	2,800,000	2,507,881
Mohawk Industries, Inc.
09/18/2028	5.850%	233,000	239,043
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	2,010,000	2,046,892
03/01/2033	6.750%	190,000	192,858
Smyrna Ready Mix Concrete LLC(b)
11/15/2031	8.875%	650,000	685,368
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	250,000	253,454
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,880,000	2,744,248
Total			14,556,928
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	100,000	98,114
02/01/2033	7.000%	355,000	346,872
02/01/2036	7.375%	2,016,000	1,967,931
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,710,000	1,500,551
Charter Communications Operating LLC
06/01/2034	6.550%	1,467,000	1,506,048
12/01/2061	4.400%	284,000	181,922
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,463,000	2,299,093
06/01/2029	6.100%	3,420,000	3,520,695
04/01/2031	2.800%	4,062,000	3,629,955
02/01/2032	2.300%	815,000	695,123
12/01/2035	5.850%	1,000,000	974,114
03/01/2042	3.500%	2,460,000	1,689,860
10/23/2045	6.484%	2,580,000	2,380,242
05/01/2047	5.375%	1,711,000	1,379,539
03/01/2050	4.800%	2,492,000	1,848,966
04/01/2051	3.700%	1,670,000	1,028,679
06/01/2052	3.900%	1,383,000	876,768
04/01/2053	5.250%	810,000	630,414
12/01/2055	6.700%	2,130,000	2,018,607
04/01/2061	3.850%	274,000	158,810
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
02/01/2030	2.650%	474,000	443,294
01/15/2031	1.950%	693,000	614,843
06/01/2034	5.300%	403,000	409,290
03/01/2038	3.900%	234,000	201,347
02/01/2050	3.450%	1,900,000	1,257,690
Cox Communications, Inc.(b)
10/01/2030	1.800%	282,000	245,103
09/01/2034	5.450%	10,310,000	9,830,778
09/01/2054	5.950%	5,165,000	4,429,166
CSC Holdings LLC(b)
04/15/2027	5.500%	3,550,000	2,556,000
02/01/2028	5.375%	850,000	538,578
01/31/2029	11.750%	5,589,000	3,529,238
02/01/2029	6.500%	2,181,000	1,287,750
01/15/2030	5.750%	903,000	224,568
12/01/2030	4.125%	500,000	285,407
12/01/2030	4.625%	2,225,000	533,454
02/15/2031	3.375%	400,000	224,186
DirecTV Financing LLC(b)
02/01/2030	8.875%	1,375,000	1,412,587
DISH DBS Corp.
07/01/2026	7.750%	5,414,000	5,406,843
07/01/2028	7.375%	300,000	291,266
06/01/2029	5.125%	675,000	610,932
DISH Network Corp.(b)
11/15/2027	11.750%	3,516,000	3,625,277
EchoStar Corp.
11/30/2029	10.750%	5,730,800	6,229,085
Midcontinent Communications(b)
08/15/2032	8.000%	1,437,000	1,358,422
Time Warner Cable LLC
11/15/2040	5.875%	1,980,000	1,782,760
09/01/2041	5.500%	2,920,000	2,520,151
09/15/2042	4.500%	1,770,000	1,337,121
Viasat, Inc.(b)
04/15/2027	5.625%	825,000	824,486
Virgin Media O2 Vendor Financing Notes VI DAC(b)
03/15/2033	8.500%	1,048,000	906,321
VZ Secured Financing BV(b)
01/15/2032	5.000%	1,120,000	973,472
01/15/2033	7.500%	434,000	416,601
Total			83,038,319
Chemicals 0.4%
Bond US Bidco 1 Inc.,/2/3/German Bidco 1 GmbH/2(b)
06/15/2033	7.125%	600,000	604,702
Braskem Netherlands Finance BV(b)
01/10/2028	4.500%	356,000	236,421
01/12/2031	8.500%	6,131,000	3,845,392
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cabot Corp.
07/01/2029	4.000%		1,810,000	1,774,862
CF Industries, Inc.
03/15/2034	5.150%		3,125,000	3,114,795
06/01/2043	4.950%		1,340,000	1,216,551
Chemours Co. (The)(b)
03/15/2034	7.875%		555,000	562,765
DuPont de Nemours, Inc.(b)
11/15/2028	4.725%		2,350,000	2,352,907
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,400,000	973,485
Eastman Chemical Co.
02/20/2031	4.500%		6,165,000	6,050,199
Ecolab, Inc.
06/15/2033	5.150%		3,769,000	3,827,364
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		455,000	439,073
11/01/2030	2.300%		5,075,000	4,558,894
11/15/2040	3.268%		365,000	276,322
LYB International Finance III LLC
01/15/2031	5.125%		1,432,000	1,434,724
03/01/2034	5.500%		4,025,000	4,028,203
Mosaic Co. (The)
01/15/2029	4.350%		1,707,000	1,691,815
Nutrien Ltd.
05/29/2031	4.850%		3,056,000	3,062,673
12/01/2036	5.875%		82,000	85,125
Olin Corp.(b)
04/01/2033	6.625%		1,000,000	992,569
Olympus Water US Holding Corp.(b)
06/15/2031	7.250%		1,000,000	1,015,234
Qnity Electronics, Inc.(b)
08/15/2032	5.750%		380,000	382,957
08/15/2033	6.250%		230,000	234,713
Sasol Financing USA LLC
09/27/2028	6.500%		2,550,000	2,580,946
Sociedad Quimica y Minera de Chile SA(b),(n)
Subordinated
04/22/2056	5.625%		1,175,000	1,164,056
Solstice Advanced Materials, Inc.(b)
09/30/2033	5.625%		680,000	671,939
Westlake Corp.
11/15/2035	5.550%		1,848,000	1,841,254
11/15/2055	6.375%		3,830,000	3,826,740
Total				52,846,680
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Construction Machinery 0.1%
AGCO Corp.
03/21/2027	5.450%		848,000	854,817
Caterpillar Financial Services Corp.
05/15/2031	4.500%		2,845,000	2,839,626
CNH Industrial Capital LLC
03/21/2028	4.750%		2,345,000	2,352,534
01/12/2029	5.500%		1,149,000	1,172,914
04/20/2029	5.100%		1,263,000	1,277,362
10/16/2030	4.500%		2,079,000	2,053,025
Herc Holdings, Inc.(b)
06/15/2030	7.000%		900,000	935,447
03/15/2031	5.750%		1,065,000	1,065,017
06/15/2033	7.250%		975,000	1,017,101
03/15/2034	6.000%		195,000	193,718
Maxim Crane Works Holdings Capital LLC(b)
09/01/2028	11.500%		975,000	1,020,411
Oregon Tool Lux LP(b)
10/15/2029	7.875%		570,445	89,133
Terex Corp.(b)
10/15/2032	6.250%		825,000	837,819
United Rentals North America, Inc.
01/15/2030	5.250%		1,750,000	1,753,287
Total				17,462,211
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC(b)
02/15/2031	7.875%		650,000	679,514
Allied Universal Holdco LLC/Finance Corp.(b)
06/01/2029	6.000%		700,000	693,431
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(b)
06/01/2028	4.625%		2,390,000	2,355,053
06/01/2028	4.625%		2,110,000	2,077,684
Arches Buyer, Inc.(b)
06/01/2028	4.250%		745,000	723,868
Block Financial LLC
09/15/2032	5.375%		3,765,000	3,700,914
Booking Holdings, Inc.
05/11/2039	4.500%	EUR	880,000	1,033,208
03/01/2044	4.000%	EUR	420,000	449,218
03/21/2045	3.875%	EUR	800,000	830,595
Brink’s Co. (The)(b)
06/15/2032	6.750%		1,080,000	1,105,924
eBay, Inc.
03/06/2029	4.250%		3,255,000	3,224,651
Match Group Holdings II LLC(b)
10/01/2031	3.625%		1,155,000	1,035,556

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raven Acquisition Holdings LLC(b)
11/15/2031	6.875%	335,000	328,369
Service Corp. International
10/15/2032	5.750%	645,000	650,140
Uber Technologies, Inc.(b)
08/15/2029	4.500%	634,000	628,931
Uber Technologies, Inc.
01/15/2030	4.300%	832,000	823,724
09/15/2054	5.350%	2,007,000	1,869,328
VT Topco, Inc.(b)
08/15/2030	8.500%	700,000	719,408
Total			22,929,516
Consumer Products 0.1%
Clorox Co. (The)
05/15/2031	4.700%	5,503,000	5,472,513
Energizer Holdings, Inc.(b)
03/31/2029	4.375%	970,000	936,082
09/15/2033	6.000%	1,845,000	1,757,549
Hasbro, Inc.
03/12/2031	4.650%	1,800,000	1,780,035
Kenvue, Inc.
05/22/2032	4.850%	710,000	716,466
Kronos Acquisition Holdings, Inc.(b)
06/30/2032	10.750%	900,000	290,198
Newell Brands, Inc.(b)
06/01/2028	8.500%	760,000	794,029
Newell Brands, Inc.
05/15/2030	6.375%	480,000	473,959
05/15/2032	6.625%	585,000	569,311
Newell Brands, Inc.(n)
04/01/2036	7.375%	380,000	365,252
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	925,000	882,668
Polaris, Inc.
03/01/2031	5.600%	1,885,000	1,880,173
Spectrum Brands, Inc.(b)
03/15/2031	3.875%	344,000	299,421
SWF Holdings I Corp.(b)
10/06/2029	6.500%	796,480	119,472
Tempur Sealy International, Inc.(b)
04/15/2029	4.000%	405,000	389,398
10/15/2031	3.875%	540,000	494,534
Whirlpool Corp.
06/15/2030	6.125%	270,000	254,151
06/15/2033	6.500%	750,000	680,832
Total			18,156,043
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(b)
05/15/2030	4.625%		1,685,000	1,635,640
Carrier Global Corp.
02/15/2030	2.722%		190,000	177,821
Eaton Capital ULC
03/10/2034	3.550%	EUR	215,000	250,076
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%		1,485,000	1,519,211
Honeywell International, Inc.
02/01/2032	4.750%		81,000	81,156
Ingersoll Rand, Inc.
06/15/2029	5.176%		364,000	371,257
06/15/2034	5.450%		269,000	274,444
Smiths Group PLC(b)
11/13/2033	3.625%	EUR	1,485,000	1,700,980
Valmont Industries, Inc.
10/01/2054	5.250%		2,050,000	1,892,466
Vertiv Holdings Co.
03/15/2046	5.650%		1,275,000	1,241,932
Wabtec Corp.(n)
09/15/2028	4.700%		1,128,000	1,130,246
WESCO Distribution, Inc.(b)
04/15/2031	5.250%		295,000	292,652
04/15/2034	5.500%		210,000	208,444
Total				10,776,325
Electric 2.0%
AEP Texas Central Co.
02/15/2033	6.650%		1,385,000	1,496,731
AEP Texas, Inc.
05/15/2029	5.450%		1,311,000	1,341,843
AES Corp. (The)
03/15/2032	5.800%		1,011,000	1,027,813
Alfa Desarrollo SpA(b)
09/27/2051	4.550%		1,765,557	1,386,842
Algonquin Power & Utilities Corp.
06/15/2026	5.365%		743,000	743,158
Alliant Energy Corp.(n)
04/01/2056	5.750%		2,890,000	2,854,954
Alliant Energy Finance LLC(b)
06/06/2027	5.400%		2,755,000	2,778,739
Alpha Generation LLC(b)
10/15/2032	6.750%		665,000	680,349
Ameren Corp.
03/15/2028	1.750%		617,000	588,336
01/15/2029	5.000%		509,000	514,607
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
American Electric Power Co, Inc.(n)
03/15/2056	5.800%		5,395,000	5,371,980
American Transmission Systems, Inc.(b)
01/15/2032	2.650%		2,478,000	2,214,110
Amprion GmbH(b)
01/15/2046	4.580%	EUR	1,400,000	1,626,479
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	7,113,804
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,301,242
08/15/2048	4.200%		111,000	87,370
Ausgrid Finance Pty Ltd.(b)
12/10/2035	5.946%	AUD	1,500,000	1,063,599
Avangrid, Inc.
06/01/2029	3.800%		428,000	417,148
Baltimore Gas and Electric Co.
06/01/2033	5.150%		2,166,000	2,186,716
Black Hills Corp.
10/15/2029	3.050%		319,000	302,757
01/31/2031	4.550%		2,854,000	2,821,035
01/15/2035	6.000%		377,000	393,036
Capital Power US Holdings, Inc.(b)
06/01/2028	5.257%		1,705,000	1,716,989
CenterPoint Energy, Inc.
06/01/2029	5.400%		505,000	516,573
CenterPoint Energy, Inc.(n)
04/01/2056	5.950%		2,800,000	2,795,557
CFE Fibra E(b)
09/23/2040	5.875%		3,430,581	3,351,372
Chile Electricity Lux MPC II Sarl(b)
10/20/2035	5.580%		488,752	496,348
Cleveland Electric Illuminating Co. (The)(b)
04/01/2028	3.500%		3,068,000	3,008,282
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%		1,279,000	1,321,409
CMS Energy Corp.
02/15/2027	2.950%		80,000	79,185
CMS Energy Corp.(n)
06/01/2050	4.750%		1,023,000	1,004,303
12/01/2050	3.750%		198,000	181,598
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%		89,000	90,373
06/15/2046	3.850%		1,310,000	1,012,306
Constellation Energy Generation LLC(b)
02/01/2029	4.625%		2,000,000	1,990,366
02/01/2031	5.000%		4,045,000	4,049,775
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Constellation Energy Generation LLC
06/01/2036	5.300%		1,907,000	1,901,049
Dominion Energy, Inc.
08/15/2026	2.850%		750,000	747,564
Dominion Energy, Inc.(n)
02/15/2056	6.200%		2,135,000	2,144,587
DTE Energy Co.
07/01/2027	4.950%		3,225,000	3,245,277
04/01/2030	5.200%		1,161,000	1,180,347
Duke Energy Carolinas LLC
04/15/2031	2.550%		190,000	173,207
Duke Energy Florida LLC
12/15/2031	2.400%		637,000	568,069
11/15/2033	5.875%		740,000	783,490
Duke Energy Indiana LLC
03/15/2036	4.950%		2,510,000	2,473,474
10/01/2049	3.250%		500,000	340,567
Duke Energy Ohio, Inc.
06/01/2030	2.125%		221,000	201,260
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	651,639
09/15/2047	3.600%		940,000	691,438
Duquesne Light Holdings, Inc.(b)
10/01/2030	2.532%		237,000	214,063
Edison International
05/05/2028	5.000%		1,700,000	1,703,590
Enel Finance International NV(b)
09/30/2030	4.375%		5,228,000	5,138,756
Enel SpA(b),(m),(n)
Subordinated
01/01/2001	4.500%	EUR	1,770,000	2,013,749
Entergy Arkansas LLC
01/15/2056	5.750%		1,770,000	1,750,564
Entergy Corp.
06/15/2030	2.800%		179,000	167,025
06/15/2031	2.400%		388,000	346,352
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	400,000	462,690
Evergy Kansas Central, Inc.
03/15/2035	5.250%		548,000	552,102
Evergy Metro, Inc.
06/01/2030	2.250%		294,000	269,277
Evergy Missouri West, Inc.(b)
06/01/2034	5.650%		5,200,000	5,290,181
Evergy, Inc.
03/15/2029	4.250%		2,910,000	2,881,670

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
08/15/2026	1.400%	586,000	582,672
03/01/2027	2.900%	1,040,000	1,029,480
07/01/2027	4.600%	2,675,000	2,680,757
03/01/2028	5.450%	797,000	808,373
02/01/2029	5.950%	774,000	798,644
03/15/2031	2.550%	1,642,000	1,479,297
05/15/2033	5.125%	365,000	365,068
Eversource Energy(n)
08/15/2056	6.350%	810,000	811,566
Junior Subordinated
08/15/2056	6.100%	352,000	349,993
Exelon Corp.
03/15/2028	5.150%	1,283,000	1,297,884
03/15/2029	5.150%	560,000	568,829
03/15/2036	4.950%	4,780,000	4,649,678
04/15/2046	4.450%	575,000	477,937
FirstEnergy Corp.(n)
07/15/2027	3.900%	1,128,000	1,121,047
FirstEnergy Transmission LLC(b)
09/15/2028	2.866%	3,224,000	3,101,832
Florida Power & Light Co.
06/15/2034	5.300%	632,000	647,842
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,139,551
IPALCO Enterprises, Inc.
05/01/2030	4.250%	816,000	791,034
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	131,000	117,384
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,104,083
Kentucky Utilities Co.
04/15/2033	5.450%	200,000	206,021
Liberty Utilities Co.(b)
01/31/2029	5.577%	996,000	1,017,150
05/15/2031	5.100%	3,157,000	3,157,548
01/31/2034	5.869%	1,126,000	1,157,533
Louisville Gas and Electric Co.
04/15/2033	5.450%	200,000	205,756
Metropolitan Edison Co.(b)
01/15/2029	4.300%	1,324,000	1,315,753
Monongahela Power Co.(b)
02/15/2034	5.850%	617,000	645,449
Narragansett Electric Co. (The)(b)
04/09/2030	3.395%	2,099,000	2,004,855
National Grid PLC
01/11/2034	5.418%	947,000	965,577
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%	883,000	817,058
06/15/2031	1.650%	464,000	402,135
04/15/2032	2.750%	478,000	429,878
12/15/2032	4.150%	126,000	122,000
01/15/2033	5.800%	81,000	85,383
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	899,000	886,246
09/01/2027	4.685%	3,180,000	3,194,469
03/15/2032	5.300%	717,000	733,466
03/01/2056	5.850%	1,777,000	1,745,558
NextEra Energy Capital Holdings, Inc.(n)
08/15/2055	6.375%	702,000	718,118
08/15/2055	6.500%	939,000	971,735
03/15/2082	3.800%	1,166,000	1,144,984
Niagara Energy SAC(b)
10/03/2034	5.746%	675,000	678,315
Niagara Mohawk Power Corp.(b)
06/27/2030	1.960%	726,000	653,182
01/17/2054	5.664%	136,000	128,627
NorthWestern Corp.(b)
03/21/2030	5.073%	2,338,000	2,367,108
NRG Energy, Inc.(b),(m),(n)
	10.250%	600,000	652,841
NRG Energy, Inc.(b)
12/02/2027	2.450%	2,420,000	2,343,146
02/15/2029	3.375%	542,000	517,071
02/15/2031	3.625%	100,000	92,744
02/15/2032	3.875%	1,025,000	942,287
02/01/2033	6.000%	710,000	715,293
NSTAR Electric Co.
03/01/2030	4.850%	1,755,000	1,770,209
08/15/2031	1.950%	254,000	222,312
OGE Energy Corp.
05/15/2029	5.450%	329,000	335,915
Pacific Gas and Electric Co.
06/04/2028	5.000%	1,405,000	1,414,771
01/15/2029	6.100%	2,634,000	2,717,247
06/01/2031	3.250%	2,840,000	2,624,288
05/15/2034	5.800%	1,605,000	1,643,136
07/01/2040	4.500%	5,850,000	5,048,553
04/15/2042	4.450%	160,000	132,338
03/15/2045	4.300%	269,000	211,153
07/01/2050	4.950%	545,000	456,959
PacifiCorp
03/15/2029	4.250%	3,390,000	3,353,060
03/15/2051	3.300%	680,000	441,879
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,109,607
Pennsylvania Electric Co.(b)
03/15/2028	3.250%	1,990,000	1,945,226
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.(n)
03/15/2055	7.375%	350,000	356,419
09/15/2056	6.850%	389,000	387,311
PSEG Power LLC(b)
05/15/2030	5.200%	884,000	896,590
05/15/2035	5.750%	1,346,000	1,373,069
Public Service Co. of Colorado
03/13/2029	4.150%	1,738,000	1,725,589
04/01/2053	5.250%	2,815,000	2,593,921
Public Service Electric and Gas Co.
03/01/2034	5.200%	475,000	483,578
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	697,000	711,450
04/01/2029	5.200%	1,156,000	1,175,192
03/15/2030	4.900%	772,000	778,984
08/15/2030	1.600%	239,000	210,899
11/15/2031	2.450%	715,000	635,547
03/15/2035	5.400%	334,000	337,777
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,780,748
06/01/2029	5.150%	3,246,000	3,277,924
Southern Co. (The)
07/01/2036	4.250%	595,000	548,781
Southern Co. (The)(n)
09/15/2051	3.750%	874,000	871,976
Junior Subordinated
08/01/2027	5.113%	726,000	731,668
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,419,014
04/01/2033	5.300%	285,000	288,757
Southwestern Public Service Co.
05/15/2035	5.300%	3,099,000	3,117,034
06/01/2054	6.000%	156,000	157,597
Talen Energy Supply LLC(b)
02/01/2036	6.500%	660,000	663,851
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,020,173
Tucson Electric Power Co.
09/15/2034	5.200%	950,000	957,788
06/15/2050	4.000%	2,690,000	2,055,046
Virginia Electric and Power Co.
03/15/2036	4.950%	1,726,000	1,696,585
Vistra Corp.(b),(m),(n)
	7.000%	2,150,000	2,161,391
	8.000%	4,650,000	4,680,098
	8.875%	2,675,000	2,876,942
Vistra Operations Co. LLC(b)
07/31/2027	5.000%	2,000,000	1,999,591
05/01/2029	4.375%	965,000	946,781
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vistra Operations Co., LLC(b)
01/30/2027	3.700%		885,000	880,404
VoltaGrid LLC(b)
11/01/2030	7.375%		2,000,000	2,082,166
WEC Energy Group, Inc.
10/01/2027	5.150%		332,000	335,036
10/15/2027	1.375%		852,000	818,813
12/15/2028	2.200%		512,000	484,756
Wisconsin Power and Light Co.
03/30/2034	5.375%		4,340,000	4,412,246
Xcel Energy, Inc.
03/21/2028	4.750%		1,165,000	1,169,729
04/15/2035	5.600%		941,000	962,896
Xcel Energy, Inc.(n)
12/03/2056	5.750%		1,733,000	1,715,655
Total				239,965,733
Environmental 0.0%
Clean Harbors Inc.(b)
10/15/2033	5.750%		575,000	578,436
GFL Environmental Holdings US, Inc.(b)
02/01/2034	5.500%		1,525,000	1,490,727
GFL Environmental, Inc.(b)
01/15/2031	6.750%		380,000	392,573
Seche Environnement SACA(b)
03/25/2030	4.500%	EUR	595,000	698,476
Seche Environnement SACA(b),(m),(n)
Subordinated
	5.870%	EUR	700,000	814,811
Waste Pro USA, Inc.(b)
02/01/2033	7.000%		825,000	845,166
Total				4,820,189
Finance Companies 1.0%
Aercap Ireland Capital DAC/Global Aviation Trust
02/28/2029	4.125%		5,235,000	5,165,377
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%		445,000	441,866
10/29/2028	3.000%		5,655,000	5,447,247
Air Lease Corp.
12/01/2027	3.625%		465,000	458,558
07/15/2031	5.200%		879,000	883,419
Aircastle Ltd.(b)
01/26/2028	2.850%		3,335,000	3,235,805
07/18/2028	6.500%		1,725,000	1,781,170
Apollo Debt Solutions BDC
08/30/2030	5.875%		1,357,000	1,345,914

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apollo Debt Solutions BDC(b)
01/23/2031	5.700%	642,000	631,366
Ares Capital Corp.
01/15/2030	5.550%	2,340,000	2,331,362
Ares Strategic Income Fund
03/15/2028	5.700%	2,810,000	2,815,200
Aviation Capital Group LLC(b)
04/30/2029	4.250%	1,097,000	1,079,683
04/10/2030	5.125%	2,885,000	2,897,845
Avolon Holdings Funding Ltd.(b)
11/18/2027	2.528%	1,003,000	972,383
01/15/2028	4.950%	3,532,000	3,544,745
10/15/2032	4.950%	2,910,000	2,837,058
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	1,777,000	1,761,387
03/15/2030	5.950%	1,030,000	1,010,891
03/01/2031	5.950%	1,689,000	1,639,282
Barings BDC, Inc.
09/15/2028	5.200%	2,584,000	2,540,131
Blackstone Private Credit Fund
05/15/2031	5.950%	1,395,000	1,377,576
Blackstone Secured Lending Fund
05/21/2031	5.900%	1,670,000	1,654,131
Blue Owl Capital Corp.
08/15/2031	6.300%	1,665,000	1,658,225
Blue Owl Credit Income Corp.
06/13/2028	7.950%	1,160,000	1,203,561
09/15/2029	6.600%	1,410,000	1,420,575
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,005,000	3,019,465
Carlyle Secured Lending, Inc.
02/15/2031	5.750%	2,315,000	2,228,394
FirstCash, Inc.(b)
05/01/2034	6.125%	310,000	310,203
Fortress Transportation and Infrastructure Investors LLC(b)
06/15/2032	7.000%	1,005,000	1,038,964
Freedom Mortgage Holdings LLC(b)
05/01/2031	6.875%	740,000	716,257
05/15/2031	9.125%	865,000	895,892
FS KKR Capital Corp.
01/15/2029	7.875%	1,078,000	1,109,668
01/15/2030	6.125%	1,540,000	1,506,234
GABX Leasing LLC(b)
04/15/2036	5.300%	1,380,000	1,367,612
GATX Corp.
03/15/2027	5.400%	1,715,000	1,727,005
06/30/2030	4.000%	415,000	404,412
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,456,000	1,447,886
12/05/2028	7.050%	1,108,000	1,139,418
Golub Capital Private Credit Fund(b)
08/15/2028	5.450%	875,000	867,175
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,635,721
02/10/2029	5.350%	1,026,000	1,014,003
HPS Corporate Lending Fund
11/15/2030	5.450%	1,970,000	1,911,485
HPS Corporate Lending Fund(b)
04/02/2031	5.650%	2,005,000	1,954,243
Macquarie AirFinance Holdings Ltd.(b)
03/27/2028	5.200%	2,790,000	2,801,921
Main Street Capital Corp.
07/14/2026	3.000%	256,000	255,276
06/04/2027	6.500%	2,330,000	2,352,353
03/01/2029	6.950%	1,440,000	1,483,458
Midcap Financial Issuer Trust(b)
05/01/2028	6.500%	720,000	719,605
Mitsubishi HC Finance America LLC(b)
10/24/2029	5.150%	5,560,000	5,618,220
MSD Investment Corp.
05/31/2030	6.250%	1,245,000	1,231,473
MSD Investment Corp.(b)
02/05/2031	6.125%	784,000	765,296
Navient Corp.
06/15/2026	6.750%	2,393,000	2,394,935
North Haven Private Income Fund LLC(b)
09/25/2028	5.125%	1,525,000	1,490,448
OneMain Finance Corp.
05/15/2029	6.625%	2,345,000	2,384,323
PennyMac Financial Services, Inc.(b)
02/15/2029	4.250%	1,900,000	1,814,005
09/15/2031	5.750%	1,825,000	1,721,817
Rocket Cos, Inc.(b)
08/01/2029	6.500%	1,315,000	1,345,219
08/01/2033	6.375%	1,075,000	1,090,831
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2026	2.875%	2,375,000	2,357,642
03/01/2031	3.875%	800,000	743,872
Sixth Street Lending Partners
03/11/2029	6.500%	1,696,000	1,730,407
SLM Corp.(n)
05/15/2032	6.495%	257,000	257,043
Sumisho Air Lease Corp.(b)
03/24/2029	4.500%	7,975,000	7,924,603
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Trinity Capital, Inc.
05/21/2031	7.000%		1,720,000	1,730,541
Total				118,642,082
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		6,328,000	5,783,669
B&G Foods, Inc.
09/15/2027	5.250%		1,725,000	1,679,709
Bacardi-Martini BV(b)
02/01/2030	5.550%		3,970,000	4,038,393
Campbell Soup Co.
04/24/2030	2.375%		715,000	645,768
Campbell’s Co. (The)
03/21/2031	4.550%		4,060,000	3,932,107
Cargill, Inc.(b)
04/23/2030	2.125%		385,000	351,840
02/02/2031	1.700%		424,000	372,658
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%		920,000	938,117
Constellation Brands, Inc.
05/06/2031	4.850%		2,370,000	2,371,230
Fiesta Purchaser, Inc.(b)
03/01/2031	7.875%		640,000	644,475
General Mills, Inc.(n)
07/16/2056	5.250%	EUR	835,000	964,205
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings(b)
03/10/2037	5.625%		2,205,000	2,198,522
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings
03/01/2056	6.250%		3,784,000	3,696,737
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		2,810,000	2,888,479
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		219,000	238,450
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		1,500,000	1,400,638
05/15/2032	3.000%		335,000	297,866
12/01/2052	6.500%		1,399,000	1,413,816
Lamb Weston Holdings, Inc.(b)
01/31/2030	4.125%		1,725,000	1,650,261
01/31/2032	4.375%		575,000	538,445
Maple Parent Holdings Corp.(b)
03/26/2035	4.728%	EUR	2,095,000	2,483,685
Mars, Inc.(b)
03/01/2032	5.000%		672,000	678,964
03/01/2035	5.200%		1,499,000	1,508,707
05/01/2055	5.700%		1,025,000	1,010,819
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McCormick & Co., Inc.
02/15/2029	4.150%		1,615,000	1,599,566
Minerva Luxembourg SA(b)
09/13/2033	8.875%		1,000,000	1,051,867
04/22/2036	7.500%		500,000	481,054
Molson Coors Beverage Co.
07/08/2036	5.500%		702,000	707,344
Performance Food Group, Inc.(b)
03/01/2034	5.625%		675,000	660,047
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,918,558
03/01/2032	3.500%		6,479,000	5,883,122
05/15/2034	6.875%		4,250,000	4,595,129
Post Holdings, Inc.(b)
04/15/2030	4.625%		1,349,000	1,312,378
03/01/2033	6.375%		1,515,000	1,511,039
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/30/2029	4.375%		610,000	598,888
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%		615,000	594,546
Smithfield Foods, Inc.(b)
02/01/2027	4.250%		2,500,000	2,494,441
10/15/2030	3.000%		2,020,000	1,845,835
Suntory Holdings, Ltd.(b)
06/11/2029	5.124%		2,100,000	2,127,311
Tyson Foods, Inc.
03/15/2029	5.400%		614,000	627,632
Total				69,736,317
Gaming 0.4%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%		4,675,000	4,505,531
02/15/2030	7.000%		1,100,000	1,112,800
02/15/2032	6.500%		515,000	502,487
FDJ United(b)
11/21/2033	3.375%	EUR	1,600,000	1,816,148
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	925,000	1,221,104
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%		205,000	206,386
01/15/2030	4.000%		555,000	534,249
01/15/2031	4.000%		510,000	482,495
02/15/2033	5.250%		1,818,000	1,786,770
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%		116,000	114,151
Jacobs Entertainment, Inc.(b)
02/15/2029	6.750%		575,000	564,655

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Las Vegas Sands Corp.
06/15/2028	5.625%	4,705,000	4,771,719
06/14/2030	6.000%	2,970,000	3,063,839
05/15/2031	5.300%	1,307,000	1,307,161
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	885,000	874,991
MGM Resorts International
09/01/2026	4.625%	188,000	187,944
04/15/2027	5.500%	1,500,000	1,503,502
10/15/2028	4.750%	1,575,000	1,561,441
04/15/2032	6.500%	1,445,000	1,471,384
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	2,225,000	2,164,808
Pioneer Opco LLC(b)
05/15/2033	7.000%	725,000	740,700
Sands China Ltd.
08/08/2028	5.400%	382,000	386,537
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	825,000	716,297
Station Casinos LLC(b)
03/15/2032	6.625%	1,370,000	1,390,048
VICI Properties LP
04/01/2028	4.750%	2,065,000	2,065,384
VICI Properties LP/Note Co., Inc.(b)
09/01/2026	4.500%	1,915,000	1,914,022
02/01/2027	5.750%	475,000	476,822
02/15/2027	3.750%	2,000,000	1,987,548
02/15/2029	3.875%	410,000	398,867
08/15/2030	4.125%	249,000	238,781
Voyager Parent LLC(b)
07/01/2032	9.250%	2,150,000	2,280,744
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	1,000,000	992,151
03/15/2033	6.250%	2,015,000	2,022,919
Total			45,364,385
Health Care 1.2%
Abbott Laboratories
03/15/2056	5.500%	1,460,000	1,424,488
03/15/2066	5.600%	725,000	705,768
AdaptHealth LLC(b)
08/01/2028	6.125%	1,470,000	1,469,807
08/01/2029	4.625%	925,000	892,663
AMN Healthcare, Inc.(b)
04/15/2029	4.000%	3,450,000	3,328,840
Becton Dickinson and Co.
02/13/2028	4.693%	1,135,000	1,140,237
08/22/2032	4.298%	2,913,000	2,828,840
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
11/15/2026	4.700%	1,429,000	1,432,579
11/15/2029	5.000%	5,575,000	5,640,801
CHS/Community Health Systems, Inc.(b)
05/15/2030	5.250%	755,000	711,824
Cigna Corp.
03/15/2031	2.375%	3,244,000	2,923,323
08/15/2038	4.800%	236,000	223,437
10/15/2047	3.875%	2,070,000	1,577,879
03/15/2051	3.400%	1,215,000	832,747
Cigna Group (The)
01/15/2036	5.250%	2,423,000	2,431,765
02/15/2054	5.600%	2,486,000	2,390,914
CommonSpirit Health
12/01/2031	5.205%	9,875,000	10,012,675
11/01/2042	4.350%	120,000	103,481
CVS Health Corp.
08/21/2030	1.750%	4,310,000	3,816,060
09/15/2031	2.125%	438,000	382,455
02/21/2033	5.250%	328,000	333,240
07/20/2035	4.875%	720,000	697,787
09/15/2035	5.450%	1,380,000	1,396,517
03/25/2038	4.780%	8,648,000	8,071,274
04/01/2040	4.125%	557,000	473,295
03/25/2048	5.050%	142,000	124,627
06/01/2063	6.000%	64,000	62,118
09/15/2065	6.250%	123,000	123,575
CVS Health Corp.(n)
03/10/2055	7.000%	3,785,000	3,948,487
DaVita, Inc.(b)
06/01/2030	4.625%	5,050,000	4,906,430
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	694,262
Embecta Corp.(b)
02/15/2030	5.000%	700,000	542,536
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%	2,825,000	2,784,967
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	1,340,000	1,328,749
HCA, Inc.
02/15/2027	4.500%	1,083,000	1,082,845
12/01/2027	7.050%	10,000	10,294
06/15/2029	4.125%	558,000	549,871
09/01/2030	3.500%	1,854,000	1,761,418
04/01/2031	5.450%	656,000	670,793
07/15/2031	2.375%	1,107,000	981,316
06/15/2039	5.125%	706,000	668,982
06/15/2047	5.500%	2,515,000	2,332,936
04/01/2054	6.000%	148,000	144,632
Icon Investments Six DAC
05/08/2029	5.849%	1,474,000	1,500,615
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Illumina, Inc.
09/09/2026	4.650%		2,845,000	2,844,799
IQVIA, Inc.
05/15/2028	5.700%		7,875,000	8,019,983
Laboratory Corp. of America Holdings
04/01/2032	4.550%		635,000	625,687
10/01/2034	4.800%		10,219,000	9,987,002
LifePoint Health, Inc.(b)
02/15/2032	8.375%		825,000	866,041
05/01/2034	7.000%		2,280,000	2,225,272
Mayo Clinic
11/15/2052	4.128%		750,000	598,012
McKesson Corp.
05/30/2032	4.950%		1,064,000	1,076,812
ModivCare Buyer LLC(b),(i),(k),(n)
10/01/2029	5.000%		3,187,800	4,144
Molnlycke Holding AB(b)
06/11/2034	4.250%	EUR	350,000	417,694
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%		8,645,000	8,415,207
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	208,658
NYU Langone Hospitals
07/01/2043	5.750%		705,000	711,115
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,327,000	1,330,796
06/30/2030	2.950%		195,000	182,773
06/30/2031	2.800%		206,000	188,560
11/30/2033	6.400%		474,000	514,540
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	363,692
09/14/2035	4.875%	EUR	1,300,000	1,599,893
Select Medical Corp.(b)
12/01/2032	6.250%		600,000	583,904
Solventum Corp.
03/01/2029	5.400%		4,012,000	4,090,195
03/13/2031	5.450%		677,000	694,620
Sotera Health Holdings LLC(b)
06/01/2031	7.375%		780,000	812,105
Stryker Corp.
02/10/2030	4.850%		1,152,000	1,163,614
Tenet Healthcare Corp.
11/01/2027	5.125%		975,000	975,881
06/01/2029	4.250%		400,000	390,017
01/15/2030	4.375%		4,125,000	3,992,200
Tenet Healthcare Corp.(b)
11/15/2033	6.000%		995,000	1,004,441
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Health Resources
11/15/2055	4.330%	700,000	572,301
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%	874,000	889,028
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,466,215
10/15/2029	4.625%	2,527,000	2,505,243
10/15/2030	2.650%	2,485,000	2,244,581
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	536,000	514,527
Total			142,541,701
Healthcare Insurance 0.2%
Aetna, Inc.
06/15/2036	6.625%	324,000	352,840
Anthem, Inc.
03/15/2031	2.550%	3,000,000	2,720,153
Centene Corp.
10/15/2030	3.000%	1,950,000	1,757,507
Elevance Health, Inc.
11/01/2031	4.950%	905,000	909,498
09/15/2032	4.600%	709,000	696,597
02/15/2035	5.200%	523,000	524,463
01/15/2036	5.000%	627,000	614,997
Health Care Service Corp.(b)
06/15/2029	5.200%	1,311,000	1,324,412
Horseshoe Funding Trust I(b)
02/15/2036	6.062%	1,775,000	1,798,459
Humana, Inc.
04/15/2031	5.375%	685,000	695,625
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,105,000	1,115,205
04/15/2034	5.000%	4,450,000	4,457,414
07/15/2034	5.150%	499,000	504,880
08/15/2039	3.500%	320,000	262,779
05/15/2040	2.750%	126,000	93,110
08/15/2049	3.700%	10,370,000	7,599,739
05/15/2051	3.250%	3,750,000	2,516,553
05/15/2052	4.750%	1,850,000	1,588,424
04/15/2064	5.500%	173,000	161,907
07/15/2064	5.750%	859,000	833,957
Total			30,528,519
Healthcare REIT 0.2%
Diversified Healthcare Trust
03/01/2031	4.375%	1,500,000	1,366,824
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	427,588
03/15/2031	2.050%	400,000	348,297

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	261,000	245,719
National Health Investors, Inc.
02/01/2033	5.350%	2,040,000	2,023,317
Omega Healthcare Investors, Inc.
07/01/2030	5.200%	4,892,000	4,920,957
Physicians Realty LP
11/01/2031	2.625%	1,100,000	980,501
Sabra Health Care LP
12/01/2031	3.200%	311,000	282,259
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	24,432
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,823,279
06/01/2031	2.800%	2,160,000	1,983,756
Total			18,426,929
Home Construction 0.1%
Brookfield Residential Properties, Inc./US Corp.(b)
09/15/2027	6.250%	1,560,000	1,561,223
02/15/2030	4.875%	2,575,000	2,376,747
KB Home
06/15/2031	4.000%	1,075,000	999,919
M/I Homes, Inc.
02/01/2028	4.950%	650,000	649,632
Mattamy Group Corp.(b)
03/01/2030	4.625%	4,500,000	4,321,382
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,055,493
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,002,771
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	1,050,000	1,059,688
08/01/2030	5.125%	989,000	979,732
11/15/2032	5.750%	265,000	266,196
Total			16,272,783
Independent Energy 0.5%
Aker BP ASA(b)
01/15/2030	3.750%	4,800,000	4,633,468
01/15/2031	4.000%	6,640,000	6,398,461
06/13/2033	6.000%	1,250,000	1,305,029
10/01/2034	5.125%	718,000	705,859
Antero Resources Corp.(b)
03/01/2030	5.375%	1,500,000	1,511,435
APA Corp.
02/15/2055	6.750%	5,818,000	6,112,215
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
11/01/2027	9.000%	150,000	171,000
10/15/2032	6.625%	340,000	348,675
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	791,204
12/15/2034	5.400%	765,000	776,028
02/15/2037	6.500%	1,368,000	1,478,480
Civitas Resources, Inc.(b)
11/01/2030	8.625%	825,000	872,276
07/01/2031	8.750%	225,000	235,667
CNX Resources Corp.(b)
03/01/2032	7.250%	400,000	413,317
Comstock Resources, Inc.(b)
03/01/2029	6.750%	1,540,000	1,513,303
Crescent Energy Finance LLC(b)
10/15/2030	9.750%	2,625,000	2,796,921
04/01/2032	7.625%	965,000	988,538
Devon Energy Corp.
09/15/2034	5.200%	1,128,000	1,135,469
05/15/2042	4.750%	1,950,000	1,744,630
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,897,284
03/24/2031	3.125%	1,675,000	1,568,825
03/15/2033	6.250%	1,395,000	1,497,274
04/18/2034	5.400%	765,000	782,266
04/18/2064	5.900%	279,000	276,470
EOG Resources, Inc.
07/15/2032	5.000%	1,427,000	1,443,901
01/15/2036	5.350%	916,000	930,243
Hilcorp Energy I LP/Finance Co.(b)
04/15/2030	6.000%	1,135,000	1,128,573
04/15/2032	6.250%	2,350,000	2,314,641
11/01/2033	8.375%	620,000	659,481
Lundin Energy Finance BV(b)
07/15/2031	3.100%	1,575,000	1,441,792
Occidental Petroleum Corp.
01/01/2032	5.375%	438,000	450,333
03/15/2040	6.200%	663,000	696,085
03/15/2046	6.600%	180,000	192,814
10/01/2054	6.050%	330,000	333,711
Permian Resources Operating LLC(b)
02/01/2033	6.250%	1,025,000	1,052,138
Santos Finance Ltd.(b)
09/19/2033	6.875%	1,340,000	1,458,436
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,674,252
02/01/2032	4.750%	1,550,000	1,520,643
Var Energi ASA(b)
05/18/2027	5.000%	4,995,000	5,018,438
01/15/2028	7.500%	3,580,000	3,731,983
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viper Energy Partners LLC
08/01/2035	5.700%	1,441,000	1,471,119
Vital Energy, Inc.(b)
04/15/2032	7.875%	285,000	293,794
Total			65,766,471
Integrated Energy 0.1%
BP Capital Markets PLC(m),(n)
	4.875%	423,000	418,458
	6.450%	696,000	731,234
Cenovus Energy, Inc.
06/15/2047	5.400%	123,000	113,763
02/15/2052	3.750%	3,380,000	2,436,953
Chevron USA, Inc.
04/15/2030	4.687%	3,875,000	3,911,906
Eni SpA(b)
05/18/2036	5.250%	2,700,000	2,674,955
Total			10,287,269
Leisure 0.1%
Carnival Corp.(b)
08/01/2028	4.000%	1,250,000	1,226,243
05/01/2029	5.125%	2,040,000	2,037,392
03/15/2030	5.750%	25,000	25,256
Cinemark USA, Inc.(b)
08/01/2032	7.000%	795,000	822,582
NCL Corp., Ltd.(b)
02/15/2029	7.750%	950,000	993,181
03/01/2030	6.250%	100,000	98,831
02/01/2032	6.750%	875,000	867,632
NCL Finance Ltd.(b)
03/15/2028	6.125%	875,000	884,110
Royal Caribbean Cruises Ltd.(b)
04/01/2028	5.500%	325,000	328,613
03/15/2032	6.250%	1,690,000	1,725,804
VOC Escrow Ltd.(b)
02/15/2028	5.000%	1,725,000	1,722,933
Total			10,732,577
Life Insurance 1.1%
American National Global Funding(b)
12/15/2028	4.625%	2,105,000	2,089,139
06/03/2030	5.250%	2,205,000	2,206,579
American National Group, Inc.
07/15/2035	6.000%	2,278,000	2,257,617
Athene Global Funding(b)
06/29/2026	1.608%	1,780,000	1,775,847
05/09/2028	4.830%	2,045,000	2,039,733
01/07/2030	5.380%	2,675,000	2,689,040
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Holding Ltd.
04/01/2054	6.250%	1,309,000	1,232,506
05/19/2055	6.625%	949,000	937,814
Brighthouse Financial Global Funding(b)
04/09/2027	5.550%	5,235,000	5,269,309
CNO Global Funding(b)
06/04/2027	5.875%	1,487,000	1,507,201
09/08/2028	4.375%	4,350,000	4,308,511
12/11/2030	4.700%	979,000	969,191
Corebridge Financial, Inc.
04/05/2032	3.900%	430,000	404,441
09/15/2033	6.050%	932,000	977,898
Corebridge Global Funding(b)
06/24/2029	5.200%	3,815,000	3,864,269
Equitable Financial Life Global Funding(b)
03/27/2030	5.000%	1,870,000	1,877,350
Equitable Holdings, Inc.(b)
02/15/2029	4.572%	1,287,000	1,274,232
F&G Global Funding(b)
09/08/2028	4.650%	962,000	951,182
01/09/2029	4.500%	5,775,000	5,674,128
Fortitude Global Funding(b)
10/06/2028	4.625%	2,885,000	2,856,784
GA Global Funding Trust(b)
01/06/2027	2.250%	2,390,000	2,358,137
04/01/2032	5.500%	2,817,000	2,797,630
Guardian Life Global Funding(b),(d)
06/01/2031	4.809%	3,640,000	3,648,711
Jackson National Life Global Funding(b)
04/12/2028	5.250%	1,200,000	1,208,608
06/05/2028	4.700%	3,458,000	3,451,619
09/09/2030	4.550%	535,000	524,082
Lincoln Financial Global Funding(b)
05/28/2028	4.625%	3,705,000	3,706,753
01/12/2029	4.200%	2,270,000	2,238,980
05/21/2031	4.950%	1,090,000	1,087,632
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,624,565
06/15/2040	7.000%	930,000	1,017,487
MassMutual Global Funding II(b)
01/10/2030	4.950%	5,170,000	5,213,630
Nippon Life Insurance Co.(b)
04/02/2031	4.748%	1,354,000	1,355,008
NLG Global Funding(b)
01/23/2030	5.400%	1,270,000	1,291,371
09/15/2030	4.350%	3,992,000	3,905,941
Northwestern Mutual Global Funding(b)
06/01/2028	1.700%	985,000	934,323
06/12/2028	4.900%	5,365,000	5,415,182

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
06/30/2056	6.050%	4,784,000	4,898,605
Pacific Life Global Funding II(b)
02/10/2030	4.850%	5,280,000	5,307,522
Principal Life Global Funding II(b)
05/18/2029	4.650%	4,083,000	4,079,699
Protective Life Corp.(b)
01/15/2031	4.700%	2,770,000	2,734,601
RGA Global Funding(b)
05/24/2029	5.448%	253,000	258,102
11/25/2030	4.600%	3,297,000	3,262,446
05/26/2031	5.100%	4,560,000	4,580,323
Sammons Financial Group Global Funding(b)
06/12/2030	4.950%	6,300,000	6,283,637
SBL Holdings, Inc.(b)
09/26/2028	5.900%	72,000	69,754
10/30/2034	7.200%	4,095,000	3,780,252
Symetra Life Insurance Co.(b)
Subordinated
10/01/2055	6.550%	981,000	1,004,010
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	1,325,000	1,183,725
05/15/2047	4.270%	210,000	169,210
Western-Southern Global Funding(b)
07/16/2028	4.500%	3,862,000	3,850,992
12/10/2032	4.700%	2,612,000	2,533,303
Wynnton Funding Trust(b)
08/15/2035	5.251%	1,655,000	1,639,498
Wynnton Funding Trust II(b)
08/15/2055	5.991%	2,834,000	2,822,990
Total			139,401,099
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	3,962,000	4,025,306
Marriott International, Inc.
04/15/2031	2.850%	553,000	507,641
10/15/2031	4.500%	1,417,000	1,401,572
10/15/2032	3.500%	3,400,000	3,134,852
Total			9,069,371
Media and Entertainment 0.6%
AppLovin Corp.
12/01/2029	5.125%	1,163,000	1,176,602
12/01/2031	5.375%	1,396,000	1,420,630
Beignet Investor LLC(b)
05/30/2049	6.581%	16,003,000	16,460,731
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Getty Images, Inc.(b)
11/15/2030	10.500%	580,000	515,884
Gray Media, Inc.(b)
08/15/2033	7.250%	765,000	758,634
Meta Platforms, Inc.
11/15/2030	4.200%	783,000	772,590
11/15/2032	4.600%	828,000	817,244
11/15/2035	4.875%	1,875,000	1,830,985
11/15/2045	5.500%	1,835,000	1,721,130
05/15/2046	6.200%	5,030,000	5,081,470
05/15/2053	5.600%	3,365,000	3,115,388
08/15/2054	5.400%	1,366,000	1,221,389
11/15/2055	5.625%	10,270,000	9,460,187
05/15/2056	6.300%	11,507,000	11,600,092
08/15/2064	5.550%	1,519,000	1,350,993
11/15/2065	5.750%	1,105,000	1,010,941
05/15/2066	6.450%	5,095,000	5,126,660
Midas OpCo Holdings LLC(b)
08/15/2029	5.625%	705,000	684,641
OAK-Eagle Acquireco, Inc.(b)
07/01/2033	7.250%	980,000	1,021,216
07/01/2034	8.750%	255,000	269,477
Omnicom Group, Inc.
06/02/2033	5.000%	4,397,000	4,331,279
Outfront Media Capital LLC/Corp.(b)
03/15/2030	4.625%	745,000	724,454
Playtika Holding Corp.(b)
03/15/2029	4.250%	745,000	669,612
Sinclair Television Group, Inc.(b)
02/15/2033	8.125%	140,000	143,677
Sirius XM Radio LLC(b)
04/15/2032	5.875%	725,000	721,562
Snap, Inc.(b)
03/01/2033	6.875%	841,000	833,503
03/15/2034	6.875%	1,105,000	1,088,344
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,673,602
06/12/2029	5.400%	656,000	669,460
Versant Media Group, Inc.(b)
01/30/2031	7.250%	995,000	1,033,437
Total			79,305,814
Metals and Mining 0.3%
Anglo American Capital PLC(b)
05/02/2033	5.500%	431,000	441,059
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,283,000	1,227,361
ArcelorMittal SA
05/19/2036	5.375%	5,380,000	5,351,480
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arsenal AIC Parent LLC(b)
10/01/2031	11.500%	1,730,000	1,866,998
Australian Metcoal Financing Pty Ltd.(b)
10/22/2031	6.250%	680,000	692,156
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	596,000	610,931
02/21/2032	5.125%	879,000	898,115
Capstone Copper Corp.(b)
03/31/2033	6.750%	1,035,000	1,055,261
Champion Iron Canada, Inc.(b)
07/15/2032	7.875%	1,385,000	1,451,408
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	820,000	838,409
05/01/2033	7.375%	520,000	534,358
01/15/2034	7.625%	1,190,000	1,225,393
Commercial Metals Co.(b)
12/15/2035	6.000%	885,000	886,343
Coronado Finance Pty Ltd.(b)
10/01/2029	9.250%	2,380,000	2,164,473
First Quantum Minerals Ltd.(b)
03/01/2033	8.000%	1,325,000	1,389,737
02/15/2034	7.250%	1,875,000	1,926,075
02/15/2036	6.375%	1,905,000	1,885,226
Glencore Funding LLC(b)
04/01/2030	5.186%	2,350,000	2,380,678
04/01/2036	5.508%	2,468,000	2,494,210
Mineral Resources Ltd.(b)
10/01/2028	9.250%	1,392,000	1,445,826
04/01/2031	7.000%	545,000	566,575
05/01/2032	6.000%	365,000	363,544
05/01/2034	6.250%	215,000	213,593
Novelis Corp.(b)
01/30/2030	4.750%	1,070,000	1,032,326
08/15/2033	6.375%	205,000	206,977
Novelis, Inc.(b)
01/30/2030	6.875%	1,425,000	1,465,397
PLS Group Ltd.(b)
05/01/2031	6.875%	200,000	205,160
Rio Tinto Finance USA PLC
03/14/2032	5.000%	853,000	864,168
Steel Dynamics, Inc.
10/15/2027	1.650%	582,000	560,922
WS Escrow LLC(b),(d)
06/01/2033	7.750%	650,000	663,211
Total			36,907,370
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	1,155,000	1,179,392
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbia Pipelines Holding Co. LLC(b)
08/15/2028	6.042%	2,940,000	3,021,891
10/01/2031	5.097%	525,000	527,935
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	9,090,000	9,612,420
Columbia Pipelines Operating Co., LLC(b)
05/15/2036	5.507%	2,850,000	2,880,759
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	606,000	631,084
06/01/2034	6.875%	1,050,000	1,064,618
Enbridge, Inc.(n)
07/15/2080	5.750%	622,000	627,326
01/15/2084	8.500%	3,925,000	4,475,684
Energy Transfer LP
04/01/2030	5.200%	802,000	817,764
01/15/2031	4.550%	1,302,000	1,290,620
01/15/2036	5.350%	1,395,000	1,392,983
09/01/2054	6.050%	304,000	296,194
Energy Transfer Operating LP
05/15/2030	3.750%	744,000	718,399
Energy Transfer Partners LP
03/15/2035	4.900%	71,000	69,404
06/15/2038	5.800%	336,000	342,323
03/15/2045	5.150%	1,625,000	1,446,596
Enterprise Products Operating LLC
05/15/2046	4.900%	1,400,000	1,264,926
Enterprise Products Operating LLC(c)
3-month Term SOFR + 3.248% 08/16/2077	6.897%	252,000	252,069
Esentia Energy Development SAB de CV(b)
07/30/2033	6.125%	950,000	948,137
Ferrellgas LP/Finance Corp.(b)
01/15/2031	9.250%	1,835,000	1,933,097
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%	564,189	505,285
Howard Midstream Energy Partners LLC(b)
07/15/2032	7.375%	970,000	1,003,333
ITT Holdings LLC(b)
08/01/2029	6.500%	300,000	298,144
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	726,055
09/01/2039	6.500%	1,000,000	1,079,555
03/01/2043	5.000%	151,000	137,208
Kinder Morgan, Inc.
12/01/2034	5.300%	1,380,000	1,397,001
MPLX LP
01/15/2033	5.000%	710,000	706,818
04/01/2036	5.300%	657,000	649,634
03/01/2047	5.200%	1,500,000	1,350,528

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGPL PipeCo LLC(b)
08/15/2027	4.875%	412,000	413,527
Northriver Midstream Finance LP(b)
07/15/2032	6.750%	885,000	900,430
ONEOK Partners LP
09/15/2043	6.200%	205,000	208,483
ONEOK, Inc.(b)
09/01/2030	6.500%	1,050,000	1,108,455
ONEOK, Inc.
09/01/2033	6.050%	1,420,000	1,492,654
11/01/2034	5.050%	2,590,000	2,546,986
09/15/2046	4.250%	320,000	250,305
10/15/2055	6.250%	2,748,000	2,758,686
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	670,000	696,202
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	1,924,000	1,927,268
03/15/2028	4.200%	80,000	79,678
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,173,139
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
12/15/2035	6.500%	1,065,000	1,056,347
Summit Midstream Holdings LLC(b)
10/31/2029	8.625%	925,000	965,117
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	352,000	320,927
Sunoco LP(b),(m),(n)
	7.875%	1,990,000	2,078,923
Sunoco LP(b)
03/15/2034	5.875%	960,000	953,384
Tallgrass Energy Partners LP/Finance Corp.(b)
01/15/2028	5.500%	142,000	141,966
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,072,629
02/15/2035	5.500%	655,000	665,468
07/30/2036	5.400%	1,269,000	1,269,870
07/01/2052	6.250%	147,000	149,395
05/15/2055	6.125%	2,927,000	2,938,289
05/15/2056	6.050%	1,064,000	1,056,605
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	419,000	418,762
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	193,126
TransCanada PipeLines Ltd.(n)
06/01/2065	7.000%	1,263,000	1,300,218
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	331,000	314,265
03/15/2048	4.600%	4,875,000	4,130,938
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(b)
06/15/2030	8.500%		225,000	231,883
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%		750,000	718,357
01/15/2030	6.250%		2,400,000	2,469,381
08/15/2031	4.125%		1,000,000	938,384
05/01/2036	6.000%		250,000	252,819
Venture Global LNG, Inc.(b),(m),(n)
	9.000%		4,635,000	4,578,713
Venture Global LNG, Inc.(b)
06/01/2031	8.375%		1,495,000	1,555,555
Venture Global Plaquemines LNG LLC(b)
01/15/2034	6.500%		405,000	423,590
01/15/2036	6.750%		570,000	604,505
Western Gas Partners LP
03/01/2048	5.300%		572,000	498,379
Western Midstream Operating LP
11/15/2034	5.450%		1,177,000	1,178,300
Williams Companies, Inc. (The)
03/15/2029	4.900%		302,000	304,727
03/15/2032	8.750%		3,486,000	4,146,281
Williams Partners LP
03/04/2044	5.400%		74,000	70,002
Total				98,200,100
Natural Gas 0.2%
Boston Gas Co.(b)
08/01/2027	3.150%		1,472,000	1,451,212
01/10/2035	5.843%		637,000	664,361
Brooklyn Union Gas Co. (The)(b)
07/18/2054	6.415%		1,860,000	1,911,123
KeySpan Corp.
11/15/2030	8.000%		670,000	751,047
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		4,625,000	4,822,294
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,745,000	3,298,074
NiSource, Inc.
02/15/2031	1.700%		605,000	528,147
06/30/2033	5.400%		930,000	952,130
04/01/2055	5.850%		1,080,000	1,068,336
Nortegas Energia Grupo SL(b)
01/21/2033	4.125%	EUR	1,100,000	1,272,770
ONE Gas, Inc.
04/01/2029	5.100%		423,000	429,893
Redexis SA(b)
05/30/2031	4.375%	EUR	1,300,000	1,545,270
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sempra(n)
10/01/2054	6.400%		1,213,000	1,221,867
Sempra Energy(n)
04/01/2052	4.125%		3,531,000	3,486,972
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,269,566
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,797,631
Total				30,470,693
Office REIT 0.1%
Cousins Properties LP
03/01/2033	4.875%		1,590,000	1,548,624
Hudson Pacific Properties LP
11/01/2027	3.950%		3,358,000	3,263,557
02/15/2028	5.950%		55,000	54,464
Piedmont Operating Partnership LP
04/01/2032	2.750%		1,988,000	1,690,040
Total				6,556,685
Oil Field Services 0.1%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
03/11/2046	4.737%	EUR	1,405,000	1,663,129
Helmerich & Payne, Inc.
12/01/2034	5.500%		2,845,000	2,813,222
Patterson-UTI Energy, Inc.
05/15/2036	6.050%		1,220,000	1,225,076
Schlumberger Holdings Corp.(b)
11/15/2029	5.000%		837,000	849,693
06/26/2030	2.650%		441,000	410,184
Solaris Energy Infrastructure LLC(b)
05/15/2031	6.375%		1,335,000	1,356,020
Transocean, Inc.(b)
05/15/2029	8.250%		1,345,000	1,395,726
02/15/2030	8.750%		248,500	259,526
Total				9,972,576
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(b)
01/15/2028	6.050%		2,244,000	2,277,466
01/15/2030	6.250%		1,048,000	1,077,470
Atlas Warehouse Lending Co., LP(b)
11/15/2028	4.625%		1,565,000	1,545,120
11/15/2030	4.950%		2,805,000	2,758,226
Blackstone Property Partners Europe Holdings Sarl(b)
01/29/2031	3.500%	EUR	895,000	1,029,345
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(b)
08/21/2030	4.875%	EUR	300,000	356,613
Greystone Commercial Capital Trust(b),(c),(i),(k)
1-month USD LIBOR + 2.270% 08/31/2028	7.713%		9,190,225	8,179,300
Howard Hughes Corp. (The)(b)
02/01/2031	4.375%		750,000	704,556
03/01/2032	5.875%		1,045,000	1,024,947
03/01/2034	6.125%		1,045,000	1,021,289
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,253,000	1,243,427
06/15/2030	9.000%		1,649,000	1,568,033
Icahn Enterprises LP/Finance Corp.(b)
11/15/2029	10.000%		340,000	340,353
LSEG US Fin Corp.(b)
03/28/2027	4.875%		1,152,000	1,158,269
03/28/2034	5.297%		1,058,000	1,070,996
Vonovia SE(b)
09/01/2032	0.750%	EUR	2,600,000	2,530,073
Total				27,885,483
Other Industry 0.3%
Arcosa, Inc.(b)
08/15/2032	6.875%		780,000	808,133
Booz Allen Hamilton, Inc.(b)
09/01/2028	3.875%		3,023,000	2,960,223
CIMIC Finance Ltd.(b)
04/22/2036	6.000%		1,715,000	1,697,289
Grand Canyon University
10/01/2028	5.125%		530,000	525,071
Jacobs Solutions, Inc.
03/03/2031	4.750%		2,456,000	2,427,517
03/03/2036	5.375%		910,000	889,837
Massachusetts Institute of Technology
07/01/2114	4.678%		758,000	625,217
07/01/2116	3.885%		1,850,000	1,267,489
Mitsubishi Corp.(b)
07/02/2029	5.000%		2,655,000	2,688,590
Northwestern University
12/01/2057	3.662%		1,350,000	977,323
President and Fellows of Harvard College
07/15/2046	3.150%		3,031,000	2,201,726
07/15/2056	3.300%		2,230,000	1,518,908
TopBuild Corp.(b)
03/15/2029	3.625%		1,000,000	991,521
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%		1,620,000	1,310,223

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
University of Southern California
10/01/2039	3.028%		3,425,000	2,784,603
Williams Scotsman, Inc.(b)
06/15/2029	6.625%		2,075,000	2,123,980
WSP Global, Inc.(b)
09/18/2031	5.039%		1,428,000	1,422,388
09/18/2036	5.714%		3,883,000	3,866,204
Total				31,086,242
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,115,000	2,830,411
CubeSmart LP
12/15/2028	2.250%		658,000	621,999
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	980,000	982,174
03/15/2035	3.875%	EUR	370,000	419,808
EPR Properties
11/15/2030	4.750%		3,988,000	3,907,466
Extra Space Storage LP
04/01/2028	5.700%		1,245,000	1,269,641
04/01/2029	3.900%		1,392,000	1,366,174
06/15/2029	4.000%		393,000	385,951
10/15/2030	2.200%		2,263,000	2,030,405
10/15/2031	2.400%		330,000	290,336
01/15/2035	5.350%		523,000	525,906
First Industrial LP
01/15/2031	5.250%		1,414,000	1,430,766
Host Hotels & Resorts LP
12/15/2028	4.250%		1,145,000	1,134,705
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%		996,000	975,005
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,310,144
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%		875,000	853,919
02/01/2030	7.000%		990,000	1,013,257
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	670,000	823,886
Prologis Targeted US Logistics Fund LP(b)
04/01/2029	5.250%		1,579,000	1,605,604
03/15/2033	4.625%		5,635,000	5,479,549
04/01/2034	5.500%		330,000	335,686
Rexford Industrial Realty LP
09/01/2031	2.150%		1,896,000	1,647,632
Starwood Property Trust, Inc.(b)
10/15/2028	5.250%		835,000	833,921
07/01/2030	6.500%		770,000	788,127
10/15/2030	6.500%		1,000,000	1,022,698
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WP Carey, Inc.
07/23/2032	4.250%	EUR	500,000	595,766
04/01/2033	2.250%		4,080,000	3,415,761
05/10/2035	3.750%	EUR	1,695,000	1,911,869
Total				41,808,566
Other Utility 0.2%
American Water Capital Corp.
04/01/2036	5.200%		2,452,000	2,454,722
DWR Cymru Financing UK PLC(b)
09/08/2037	6.250%	GBP	740,000	994,044
Subordinated
03/31/2034	2.375%	GBP	1,865,000	1,911,719
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,730,498
04/15/2030	2.704%		994,000	923,755
01/15/2034	5.375%		378,000	384,208
Severn Trent Utilities Finance PLC(b)
08/04/2037	3.875%	EUR	1,015,000	1,154,614
Suez SACA(b)
05/24/2034	2.875%	EUR	2,500,000	2,714,808
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	625,000	726,273
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	2,675,000	3,675,579
04/18/2041	2.750%	GBP	850,000	726,191
Total				18,396,411
Packaging 0.2%
Amcor Flexibles North America, Inc.
03/17/2035	5.500%		995,000	1,011,039
Amcor Group Finance PLC
05/23/2029	5.450%		4,614,000	4,725,421
Amcor UK Finance PLC
02/20/2033	3.750%	EUR	2,550,000	2,942,218
Ardagh Group SA(b),(o)
12/01/2030	12.000%		500,000	464,594
Ball Corp.
08/15/2030	2.875%		1,000,000	909,699
Berry Global, Inc.
01/15/2027	1.650%		1,065,000	1,046,758
04/15/2028	5.500%		6,438,000	6,545,896
01/15/2034	5.650%		1,600,000	1,635,010
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%		1,925,000	1,849,404
04/15/2032	6.750%		855,000	821,953
Owens-Brockway Glass Container, Inc.(b)
05/15/2031	7.250%		785,000	772,188
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sonoco Products Co.
09/01/2029	4.600%	674,000	672,423
Total			23,396,603
Paper 0.1%
Cascades, Inc./USA(b)
01/15/2028	5.375%	1,020,000	1,016,275
Georgia-Pacific LLC(b)
05/15/2033	4.900%	4,172,000	4,150,923
Inversiones CMPC SA(b)
02/26/2034	6.125%	1,500,000	1,490,848
Smurfit Kappa Treasury ULC
04/03/2034	5.438%	737,000	748,121
WRKCo, Inc.
06/01/2032	4.200%	1,325,000	1,271,602
Total			8,677,769
Pharmaceuticals 0.4%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,656,000	1,695,673
AbbVie, Inc.
03/15/2031	4.125%	1,722,000	1,689,734
03/15/2035	4.550%	3,344,000	3,253,649
11/21/2039	4.050%	475,000	418,749
10/01/2042	4.625%	1,000,000	903,207
05/14/2045	4.700%	680,000	607,400
03/15/2055	5.600%	1,025,000	1,012,975
03/15/2066	5.650%	1,823,000	1,793,007
Amgen, Inc.
02/22/2052	4.200%	345,000	270,073
02/19/2056	5.650%	2,740,000	2,665,968
Bausch Health Companies, Inc.(b)
01/15/2028	7.000%	415,000	358,490
01/30/2028	5.000%	1,100,000	927,019
06/01/2028	4.875%	141,000	130,463
02/15/2029	5.000%	100,000	70,115
02/15/2029	6.250%	850,000	609,510
01/30/2030	5.250%	200,000	124,102
02/15/2031	5.250%	1,200,000	688,590
Bayer US Finance II LLC(b)
12/15/2028	4.375%	5,945,000	5,890,629
06/25/2038	4.625%	1,000,000	904,990
07/15/2044	4.400%	2,454,000	1,965,148
06/25/2048	4.875%	3,269,000	2,739,896
Bristol-Myers Squibb Co.
05/15/2044	4.625%	555,000	491,959
CSL Finance PLC(b)
04/27/2029	4.050%	635,000	624,146
GENMAB A/S/FINANCE LLC(b)
12/15/2033	7.250%	1,000,000	1,040,386
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kevlar SpA(b)
09/01/2029	6.500%		1,015,000	1,000,570
LSF12 Pillar Investments US, Inc.(b)
05/15/2033	5.750%	EUR	1,010,000	1,178,208
Merck & Co., Inc.
12/04/2032	4.450%		1,498,000	1,477,837
Mylan NV
06/15/2026	3.950%		3,014,000	3,012,675
Mylan, Inc.
04/15/2048	5.200%		2,550,000	2,095,671
Novartis Capital Corp.
03/18/2033	4.600%		1,679,000	1,667,037
03/18/2046	5.600%		1,276,000	1,289,798
03/18/2056	5.700%		1,460,000	1,482,180
Organon Finance 1 LLC(b)
04/30/2031	5.125%		1,300,000	1,288,540
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%		520,000	522,757
Royalty Pharma PLC
09/02/2027	1.750%		401,000	388,038
09/02/2030	2.200%		2,456,000	2,219,317
Viatris, Inc.
06/22/2030	2.700%		574,000	524,516
06/22/2040	3.850%		3,780,000	2,950,296
06/22/2050	4.000%		2,020,000	1,378,976
Total				53,352,294
Property & Casualty 0.6%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%		335,000	330,507
11/06/2030	7.500%		860,000	859,146
Alliant Holdings Intermediate LLC/Co-Issuer(b)
01/15/2031	7.000%		123,000	124,849
10/01/2031	6.500%		835,000	836,906
10/01/2032	7.375%		339,000	336,538
American International Group, Inc.
06/30/2030	3.400%		683,000	651,620
Aon Corp./Global Holdings PLC
12/02/2031	2.600%		4,495,000	4,010,374
Aon North America, Inc.
03/01/2029	5.150%		945,000	959,720
Arch Capital Finance LLC
12/15/2046	5.031%		970,000	887,662
Arthur J Gallagher & Co.
02/15/2055	5.550%		203,000	191,593
Assurant, Inc.
02/15/2036	5.550%		2,307,000	2,296,702

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC and Asurion Co-Issuer, Inc.(b)
12/31/2032	8.000%	1,865,000	1,944,214
02/01/2034	8.375%	1,245,000	1,216,890
Brown & Brown, Inc.
06/23/2030	4.900%	993,000	992,854
Chubb INA Holdings LLC
08/15/2035	4.900%	1,308,000	1,290,655
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,783,810
Enact Holdings, Inc.
05/28/2029	6.250%	3,720,000	3,841,183
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,891,102
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%	800,000	828,202
07/15/2048	7.200%	1,290,000	1,304,486
Farmers Exchange Capital II(b),(n)
Subordinated
11/01/2053	6.151%	2,700,000	2,618,078
Farmers Insurance Exchange(b),(n)
Subordinated
10/15/2064	7.000%	405,000	407,851
Hartford Financial Services Group Inc. (The)(b),(c)
3-month Term SOFR + 2.387% 02/12/2047	6.038%	1,183,000	1,142,139
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	2,080,000	1,537,079
Markel Corp.
05/20/2049	5.000%	5,095,000	4,450,121
Marsh & McLennan Cos., Inc.
03/15/2036	4.950%	3,785,000	3,728,240
Old Republic International Corp.
06/01/2036	5.700%	8,400,000	8,439,027
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	865,000	866,874
RLI Corp.
06/01/2036	5.375%	1,000,000	968,950
SiriusPoint Ltd.
04/05/2029	7.000%	2,776,000	2,911,113
Sompo Holdings, Inc.(b),(n)
04/22/2037	5.411%	5,257,000	5,179,406
TruStage Financial Group, Inc.(b)
04/15/2032	4.625%	2,135,000	2,066,833
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,132,380
Total			68,027,104
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Railroads 0.1%
Canadian National Railway Co.
03/12/2031	4.200%		1,744,000	1,714,188
Canadian Pacific Railway Co.
03/15/2029	4.000%		2,056,000	2,031,271
11/15/2029	2.875%		414,000	392,727
05/01/2050	3.500%		3,280,000	2,334,134
Norfolk Southern Corp.
08/01/2030	5.050%		72,000	73,244
03/15/2064	5.950%		47,000	47,638
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	1,320,000	873,293
Total				7,466,495
Refining 0.0%
Phillips 66 Co.
02/15/2045	4.680%		300,000	256,862
Valero Energy Corp.
03/10/2036	5.150%		2,844,000	2,816,028
Total				3,072,890
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(b)
10/15/2030	4.000%		775,000	734,989
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		525,000	477,850
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%		675,000	658,059
Papa John’s International, Inc.(b)
09/15/2029	3.875%		775,000	744,581
Total				2,615,479
Retail REIT 0.1%
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,730,696
Kite Realty Group LP
10/01/2026	4.000%		248,000	247,484
NNN REIT, Inc.
02/15/2031	4.600%		913,000	905,252
Realty Income Corp.
07/06/2030	4.875%	EUR	1,200,000	1,472,087
04/15/2033	4.750%		3,035,000	2,995,380
Simon Property Group LP
01/15/2031	4.300%		3,939,000	3,880,137
Total				13,231,036
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Retailers 0.6%
Advance Auto Parts, Inc.(b)
08/01/2033	7.375%		1,060,000	1,102,196
Alimentation Couche-Tard, Inc.(b)
09/29/2028	4.148%		6,235,000	6,181,577
Amazon.com, Inc.
03/13/2031	4.250%		1,449,000	1,432,508
03/13/2033	4.550%		2,141,000	2,118,464
03/20/2033	4.350%		808,000	791,497
03/16/2045	4.450%	EUR	1,310,000	1,540,629
03/13/2046	5.650%		1,823,000	1,819,144
11/20/2055	5.450%		918,000	876,407
03/13/2056	5.800%		11,908,000	11,910,323
03/16/2064	4.850%	EUR	5,060,000	5,980,284
11/20/2065	5.550%		1,988,000	1,883,931
03/13/2076	6.050%		1,330,000	1,340,628
AutoNation, Inc.
01/15/2029	4.450%		2,646,000	2,622,584
06/01/2030	4.750%		5,390,000	5,362,706
AutoZone, Inc.
11/01/2028	6.250%		414,000	429,864
01/15/2031	1.650%		1,175,000	1,023,887
Carvana Co.(b),(o)
06/01/2030	9.000%		4,225,000	4,383,347
06/01/2031	9.000%		2,002,502	2,212,738
Gap Inc. (The)(b)
10/01/2029	3.625%		1,550,000	1,454,126
Genuine Parts Co.
08/15/2029	4.950%		3,940,000	3,926,017
L Brands, Inc.
07/01/2036	6.750%		1,380,000	1,359,846
Lithia Motors, Inc.(b)
06/01/2029	3.875%		2,000,000	1,917,858
Lowe’s Companies, Inc.
04/01/2062	4.450%		47,000	36,409
04/01/2063	5.850%		72,000	70,162
Lowe’s Cos, Inc.
10/15/2032	4.500%		1,417,000	1,389,028
Macy’s Retail Holdings LLC
12/15/2034	4.500%		1,415,000	1,246,720
Michaels Cos., Inc. (The)(b)
03/15/2033	8.500%		954,000	931,578
03/15/2034	11.000%		220,000	207,937
PVH Corp.
06/13/2030	5.500%		4,028,000	4,082,956
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%		1,020,000	1,048,258
Tractor Supply Co.
11/01/2030	1.750%		3,885,000	3,426,058
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Victoria’s Secret & Co.(b)
07/15/2029	4.625%		755,000	729,304
Wand NewCo 3, Inc.(b)
01/30/2032	7.625%		655,000	677,465
Total				75,516,436
Supermarkets 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/31/2034	5.750%		1,050,000	1,012,547
Kroger Co. (The)
09/15/2054	5.500%		800,000	751,441
09/15/2064	5.650%		1,051,000	986,909
Total				2,750,897
Supranational 0.0%
Corp Andina de Fomento
01/24/2029	5.000%		125,000	127,224
Inter-American Development Bank
07/15/2027	6.750%		4,000,000	4,097,548
Total				4,224,772
Technology 2.3%
Accenture Capital, Inc.
10/04/2031	4.250%		1,480,000	1,457,187
Alphabet, Inc.
02/15/2033	4.400%		2,141,000	2,105,871
11/15/2035	4.700%		2,190,000	2,152,533
11/06/2038	3.500%	EUR	130,000	145,924
05/11/2045	4.500%	EUR	1,555,000	1,844,645
11/15/2055	5.450%		1,451,000	1,400,037
05/15/2065	5.300%		452,000	418,331
02/15/2066	5.750%		1,276,000	1,265,845
11/15/2075	5.700%		919,000	895,987
Amentum Escrow Corp.(b)
08/01/2032	7.250%		790,000	817,893
Arrow Electronics, Inc.
08/21/2029	5.150%		5,467,000	5,516,539
Atlassian Corp.
05/15/2034	5.500%		1,715,000	1,711,915
Automatic Data Processing, Inc.
05/08/2032	4.750%		1,014,000	1,017,957
05/07/2036	5.000%		5,814,000	5,798,339
Black Pearl Compute LLC(b)
02/15/2031	6.125%		1,220,000	1,241,070
Broadcom, Inc.
04/15/2030	5.050%		806,000	819,259
02/15/2031	2.450%		1,317,000	1,196,171
11/15/2031	5.150%		561,000	572,600
04/15/2032	5.200%		303,000	309,361
07/15/2032	4.900%		10,123,000	10,175,180

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/15/2034	3.469%		1,860,000	1,675,030
10/15/2034	4.800%		1,057,000	1,039,712
Broadcom, Inc.(b)
11/15/2035	3.137%		2,701,000	2,298,854
11/15/2036	3.187%		1,692,000	1,416,071
05/15/2037	4.926%		2,346,000	2,278,290
CACI International, Inc.(b)
06/15/2033	6.375%		725,000	741,518
Cadence Design Systems, Inc.
09/10/2029	4.300%		1,031,000	1,024,916
CDW LLC/Finance Corp.
03/01/2030	5.100%		664,000	661,942
Cerved Group SpA(b),(c)
3-month EURIBOR + 5.250% Floor 5.250% 02/15/2029	7.400%	EUR	200,000	172,627
CGI, Inc.
03/14/2030	4.950%		5,271,000	5,256,239
Cloud Software Group, Inc.(b)
06/30/2032	8.250%		2,608,000	2,560,743
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%		1,475,000	1,261,502
Constellation Software, Inc.(b)
02/16/2029	5.158%		902,000	906,043
CoreWeave, Inc.(b)
06/01/2030	9.250%		1,925,000	1,964,200
02/01/2031	9.000%		1,950,000	1,977,002
10/01/2031	9.750%		325,000	335,116
DXC Technology Co.
09/15/2028	2.375%		4,090,000	3,834,897
Equifax, Inc.
06/01/2028	5.100%		5,695,000	5,752,705
05/15/2030	3.100%		1,642,000	1,542,891
Equinix Europe 2 Financing Corp. LLC
11/15/2030	4.600%		1,199,000	1,187,623
11/22/2034	3.625%	EUR	885,000	1,004,185
Fidelity National Information Services, Inc.
03/10/2029	4.550%		4,405,000	4,381,309
Fiserv, Inc.
03/15/2027	5.150%		1,063,000	1,068,646
08/21/2033	5.625%		1,685,000	1,706,660
03/15/2034	5.450%		2,145,000	2,134,644
08/12/2034	5.150%		414,000	402,945
08/11/2035	5.250%		4,505,000	4,409,028
Flex Ltd.
01/15/2028	6.000%		2,560,000	2,612,701
01/15/2032	5.250%		1,105,000	1,108,478
Fortress Intermediate 3, Inc.(b)
06/01/2031	7.500%		635,000	642,005
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(b)
01/25/2030	5.900%	533,000	551,344
01/25/2031	5.500%	685,000	702,142
01/25/2034	5.875%	418,000	424,474
01/25/2037	6.200%	1,866,000	1,966,956
Gartner, Inc.
11/20/2035	5.600%	6,543,000	6,264,888
Global Payments, Inc.
11/15/2028	4.500%	4,805,000	4,765,571
11/15/2030	4.875%	6,564,000	6,461,151
Hewlett Packard Enterprise Co.
04/01/2033	5.250%	5,950,000	5,994,420
HP, Inc.
06/17/2031	2.650%	441,000	395,966
Hut 8 DC LLC(b)
11/15/2042	6.192%	2,568,000	2,595,296
Imola Merger Corp.(b)
05/15/2029	4.750%	980,000	963,603
Intel Corp.
11/15/2029	2.450%	1,191,000	1,109,371
08/12/2041	2.800%	480,000	337,217
12/08/2047	3.734%	3,425,000	2,482,561
02/10/2053	5.700%	617,000	585,009
02/21/2054	5.600%	76,000	71,516
05/15/2056	6.125%	5,380,000	5,414,694
08/12/2061	3.200%	196,000	114,772
International Business Machines Corp.
02/10/2030	4.800%	1,883,000	1,898,062
02/10/2032	5.000%	1,586,000	1,602,636
02/10/2035	5.200%	939,000	947,209
02/03/2036	4.950%	2,203,000	2,163,725
07/27/2052	4.900%	1,026,000	876,685
02/03/2056	5.800%	3,037,000	2,963,939
Intuit, Inc.
09/15/2053	5.500%	3,900,000	3,520,520
ION Platform Finance US, Inc./SARL(b)
05/01/2029	8.750%	546,000	503,544
Iron Mountain, Inc.(b)
01/15/2033	6.250%	710,000	720,804
Jabil, Inc.
02/01/2029	4.200%	2,082,000	2,054,820
Kyndryl Holdings, Inc.
10/15/2028	2.700%	2,492,000	2,339,787
Leidos, Inc.
02/15/2031	2.300%	845,000	754,440
Marvell Technology, Inc.
02/15/2029	5.750%	560,000	576,059
Meridian Arc Holdco LLC(b)
04/30/2031	6.250%	4,255,000	4,277,367
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,072,848
Micron Technology, Inc.
11/01/2041	3.366%	1,200,000	936,943
Motorola Solutions, Inc.
04/15/2029	5.000%	654,000	662,138
08/15/2035	5.550%	839,000	856,494
MSCI, Inc.(b)
09/01/2030	3.625%	1,188,000	1,125,992
MSCI, Inc.
03/15/2036	5.150%	1,058,000	1,027,660
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	1,994,000	2,131,962
NetApp, Inc.
03/17/2032	5.500%	610,000	624,124
NXP BV/Funding LLC/USA, Inc.
08/19/2028	4.300%	2,800,000	2,789,001
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	279,000	276,564
Open Text Corp.(b)
12/01/2027	6.900%	650,000	665,953
Open Text Holdings, Inc.(b)
12/01/2031	4.125%	1,390,000	1,212,592
Oracle Corp.
11/15/2027	3.250%	1,876,000	1,840,214
03/25/2028	2.300%	703,000	673,194
04/01/2030	2.950%	631,000	581,719
02/04/2031	4.950%	1,217,000	1,196,403
09/26/2032	4.800%	9,000,000	8,648,877
05/04/2033	5.350%	2,330,000	2,292,949
09/26/2035	5.200%	811,000	771,169
11/15/2037	3.800%	2,485,000	2,015,801
09/26/2045	5.875%	2,715,500	2,424,696
02/04/2046	6.550%	728,000	701,003
04/01/2050	3.600%	1,385,000	861,847
09/27/2054	5.375%	1,658,000	1,328,751
05/15/2055	4.375%	13,000	8,906
08/03/2055	6.000%	1,294,000	1,130,455
09/26/2055	5.950%	10,411,000	9,103,441
02/04/2056	6.700%	8,260,000	7,954,941
04/01/2060	3.850%	156,000	94,096
09/27/2064	5.500%	691,000	545,228
08/03/2065	6.125%	531,000	459,373
09/26/2065	6.100%	1,186,000	1,020,588
02/04/2066	6.850%	728,000	699,096
Paychex, Inc.
04/15/2032	5.350%	1,600,000	1,620,372
PayPal Holdings, Inc.
06/01/2031	4.950%	3,618,000	3,622,306
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PR RNO Property Owner 1 LLC(b)
05/01/2031	6.500%		3,415,000	3,418,842
QUALCOMM, Inc.
05/20/2032	4.750%		678,000	681,961
RD Michigan Property Owner I LLC(b)
03/30/2045	7.500%		8,190,000	8,209,181
Roper Technologies, Inc.
09/15/2028	4.250%		1,460,000	1,450,663
S&P Global, Inc.
08/15/2030	1.250%		304,000	265,731
Salesforce, Inc.
09/15/2031	4.900%		1,207,000	1,207,796
03/15/2033	5.200%		1,449,000	1,455,775
03/15/2036	5.550%		9,506,000	9,563,521
03/15/2046	6.400%		1,276,000	1,298,996
03/15/2056	6.550%		1,789,000	1,825,153
ServiceNow, Inc.
05/15/2033	5.050%		1,275,000	1,280,642
05/15/2036	5.400%		1,274,000	1,283,754
05/15/2056	6.300%		1,640,000	1,691,326
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%		4,115,000	4,062,347
Synopsys, Inc.
04/01/2032	5.000%		628,000	631,970
TD SYNNEX Corp.
01/17/2029	4.300%		2,850,000	2,822,011
TeamSystem SpA(b)
07/01/2031	5.000%	EUR	310,000	345,961
Teledyne FLIR LLC
08/01/2030	2.500%		1,642,000	1,505,418
UKG, Inc.(b)
02/01/2031	6.875%		625,000	614,559
Western Union Co. (The)
06/15/2029	4.750%		2,676,000	2,657,504
WULF Compute LLC(b)
10/15/2030	7.750%		1,100,000	1,157,226
Total				277,029,747
Tobacco 0.3%
Altria Group, Inc.
11/01/2028	6.200%		869,000	901,809
05/06/2030	3.400%		1,280,000	1,224,131
BAT Capital Corp.
08/15/2027	3.557%		367,000	363,729
03/25/2028	2.259%		1,930,000	1,856,921
02/20/2031	5.834%		301,000	314,145
03/25/2031	2.726%		15,000	13,699
08/15/2037	4.390%		1,147,000	1,049,434
08/02/2043	7.079%		247,000	274,853

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BAT International Finance PLC
03/16/2028	4.448%		8,000,000	8,001,848
02/02/2029	5.931%		2,973,000	3,073,852
Imperial Brands Finance PLC(b)
06/30/2028	4.500%		4,630,000	4,625,345
02/01/2030	5.500%		1,474,000	1,509,952
Japan Tobacco, Inc.(b)
06/15/2030	5.250%		617,000	629,880
Philip Morris International, Inc.
02/13/2029	4.875%		1,041,000	1,051,741
09/07/2030	5.500%		2,295,000	2,371,957
11/01/2031	4.750%		1,495,000	1,501,168
Reynolds American, Inc.
08/15/2035	5.700%		6,525,000	6,732,053
09/15/2043	6.150%		143,000	144,838
08/15/2045	5.850%		403,000	395,361
Total				36,036,716
Transportation Services 0.4%
Aurizon Network Pty Ltd.(b)
09/02/2030	2.900%	AUD	2,590,000	1,658,521
Dalrymple Bay Finance Pty Ltd.
03/24/2031	6.234%	AUD	920,000	670,470
DCLI BidCo LLC(b)
11/15/2029	7.750%		2,825,000	2,904,861
Element Fleet Management Corp.(b)
03/13/2027	5.643%		1,783,000	1,798,070
05/29/2029	4.800%		1,525,000	1,528,091
03/25/2030	5.037%		835,000	841,460
11/24/2030	4.641%		4,847,000	4,796,069
ERAC USA Finance LLC(b)
04/30/2036	5.250%		2,542,000	2,540,716
FedEx Corp.
04/01/2046	4.550%		87,000	73,250
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		266,830	229,501
FedEx Freight Holding Co., Inc.(b)
03/15/2031	4.650%		3,910,000	3,848,134
GN Bondco LLC(b)
10/15/2031	9.500%		8,064,000	7,576,177
GXO Logistics, Inc.
05/06/2029	6.250%		358,000	370,168
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,325,000	2,457,320
01/16/2036	3.875%	EUR	920,000	1,056,572
Penske Truck Leasing Co. LP(b)
07/01/2029	5.250%		1,359,000	1,377,490
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penske Truck Leasing Co. LP/Finance Corp.(b)
03/30/2029	5.350%		2,567,000	2,606,766
Penske Truck Leasing Co. LP/PTL Finance Corp.(b)
06/15/2026	1.700%		962,000	960,692
02/01/2030	5.250%		1,274,000	1,291,150
Ryder System, Inc.
06/01/2028	5.250%		663,000	672,658
03/15/2029	5.375%		119,000	121,600
06/01/2029	5.500%		870,000	891,569
09/01/2029	4.950%		615,000	621,767
03/15/2030	5.000%		1,146,000	1,160,421
Star Leasing Co LLC(b)
02/15/2030	7.625%		4,340,000	4,210,314
XPO, Inc.(b)
06/01/2028	6.250%		375,000	379,840
Total				46,643,647
Whole Business 0.0%
AA Bond Co., Ltd.(b)
07/31/2032	5.500%	GBP	750,000	992,144
Wireless 0.5%
Altice France(b)
04/15/2032	6.500%		102,506	99,680
07/15/2032	6.875%		324,000	315,918
Altice France SA(b)
11/01/2029	9.500%		76,452	77,778
American Tower Corp.
03/15/2027	3.650%		533,000	530,732
08/15/2029	3.800%		2,820,000	2,755,817
04/15/2031	2.700%		555,000	505,160
09/15/2031	2.300%		477,000	421,777
Crown Castle Inc
03/01/2034	5.800%		375,000	387,055
Crown Castle International Corp.
07/15/2026	1.050%		313,000	311,739
03/15/2027	2.900%		533,000	527,126
07/01/2030	3.300%		1,642,000	1,549,614
04/01/2031	2.100%		450,000	395,546
07/15/2031	2.500%		4,246,000	3,778,302
Crown Castle, Inc.
09/01/2028	4.800%		1,252,000	1,258,559
06/01/2029	5.600%		4,368,000	4,474,402
09/01/2029	4.900%		1,067,000	1,072,849
05/01/2033	5.100%		211,000	209,558
Digicel Group Holdings Ltd.(b),(i),(j),(k)
12/31/2030	0.000%		51,721	5,224
12/31/2030	0.000%		17,820	118
Digicel International Finance Ltd./DIFL US LLC(b)
08/01/2032	8.625%		3,430,000	3,549,187
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,555,000	1,675,837
Sitios Latinoamerica SAB de CV(b)
11/25/2029	6.000%		2,570,000	2,625,745
SoftBank Corp.(b)
07/09/2030	4.699%		3,573,000	3,538,632
Sprint Capital Corp.
11/15/2028	6.875%		2,208,000	2,325,626
03/15/2032	8.750%		1,388,000	1,645,439
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		3,310,000	3,322,846
T-Mobile US, Inc.
04/15/2027	3.750%		3,514,000	3,500,211
02/15/2028	2.050%		607,000	584,210
02/15/2029	2.625%		410,000	390,545
04/15/2029	3.375%		3,648,000	3,540,006
04/15/2030	3.875%		3,772,000	3,670,623
04/15/2031	3.500%		1,671,000	1,583,042
07/15/2033	5.050%		2,696,000	2,714,684
04/15/2040	4.375%		775,000	687,512
02/15/2041	3.000%		3,947,000	2,934,769
T-Mobile USA, Inc.
02/15/2056	5.850%		914,000	895,256
Vmed O2 UK Financing I PLC(b)
04/15/2032	7.750%		1,743,000	1,625,348
01/15/2033	6.750%		1,200,000	1,055,363
Zegona Finance PLC(b)
07/15/2029	8.625%		1,726,000	1,808,988
Total				62,350,823
Wirelines 0.4%
Altice Financing SA(b)
07/15/2027	9.625%		1,371,000	1,059,624
AT&T, Inc.
02/01/2032	2.250%		7,580,000	6,618,666
11/01/2032	4.550%		709,000	696,547
08/15/2037	4.900%		302,000	290,218
09/15/2055	3.550%		3,950,000	2,577,239
08/15/2056	6.050%		907,000	895,625
10/30/2056	6.200%		7,988,000	8,037,895
12/01/2057	3.800%		332,000	225,497
09/15/2059	3.650%		840,000	548,062
10/30/2066	6.300%		1,825,000	1,832,021
Connect Holding II LLC(b)
04/03/2031	10.500%		6,650,000	6,770,147
GCI LLC(b)
10/15/2028	4.750%		945,000	912,143
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(b)
06/30/2033	6.875%		1,620,000	1,669,225
03/31/2034	7.000%		2,470,000	2,559,102
01/15/2036	8.500%		1,260,000	1,361,766
02/15/2037	7.500%		295,000	304,282
Lumen Technologies, Inc.(b)
06/15/2029	5.375%		1,425,000	1,393,980
Total Play Telecomunicaciones SA de CV(b)
12/31/2032	11.125%		1,841,500	1,738,995
Verizon Communications, Inc.
01/20/2031	1.750%		284,000	250,648
03/21/2031	2.550%		283,000	258,194
03/15/2032	2.355%		574,000	503,962
02/15/2035	4.780%		1,680,000	1,633,222
07/02/2037	5.401%		504,000	505,748
11/30/2055	5.875%		1,949,000	1,916,347
11/30/2065	6.000%		1,498,000	1,476,097
Zayo Group Holdings, Inc.(b),(o)
03/09/2030	9.250%		100,589	100,667
Total				46,135,919
Total Corporate Bonds & Notes (Cost $3,430,518,835)				3,385,057,830

Foreign Government Obligations(a),(p) 3.2%

Argentina 0.1%
Argentine Republic Government International Bond
07/09/2029	1.000%		7,277,257	6,563,647
Argentine Republic Government International Bond(n)
07/09/2030	1.000%		6,954,425	6,060,672
01/09/2038	4.000%		2,763,000	2,221,140
Total				14,845,459
Australia 0.2%
NBN Co., Ltd.(b)
01/08/2027	1.625%		1,030,000	1,013,294
01/08/2032	2.500%		424,000	378,073
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	9,225,000	6,222,404
02/24/2038	5.250%	AUD	4,925,000	3,431,246
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	9,225,000	6,305,113
08/13/2038	5.250%	AUD	3,905,000	2,697,780
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	4,605,000	2,291,371
Total				22,339,281
Bermuda 0.0%
Bermuda Government International Bond(b)
08/20/2030	2.375%		1,105,000	998,783

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	400,000	401,763
Brazilian Government International Bond
10/20/2033	6.000%	350,000	352,485
03/15/2034	6.125%	2,675,000	2,705,964
03/15/2035	6.625%	3,728,000	3,847,703
05/22/2036	6.250%	2,342,000	2,326,987
05/13/2054	7.125%	1,175,000	1,177,103
Total			10,812,005
Canada 0.1%
Antares Holdings LP(b)
07/15/2027	3.750%	2,130,000	2,083,373
10/23/2029	6.350%	2,000,000	2,005,416
NOVA Chemicals Corp.(b)
12/01/2031	7.000%	770,000	812,511
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,378,337
Province of Manitoba
06/22/2026	2.125%	300,000	299,655
Total			7,579,292
Chile 0.1%
Corp Nacional del Cobre de Chile(b)
01/13/2035	6.330%	3,350,000	3,533,459
01/13/2055	6.780%	1,486,000	1,568,078
Corp. Nacional del Cobre de Chile(b)
01/08/2034	5.950%	1,925,000	1,992,313
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%	850,000	844,258
01/26/2036	6.440%	2,150,000	2,283,518
Total			10,221,626
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	250,000	242,605
11/07/2036	7.750%	525,000	549,082
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,290,953
01/19/2036	8.375%	3,270,000	3,349,779
Total			8,432,419
Dominican Republic 0.1%
Dominican Republic International Bond(b)
07/19/2028	6.000%	1,400,000	1,422,369
02/22/2029	5.500%	4,515,000	4,537,471
Total			5,959,840
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.0%
Ecuador Government International Bond(b)
01/29/2034	8.750%		5,350,000	5,422,416
France 0.1%
Electricite de France SA(b),(m),(n)
	7.375%	GBP	400,000	556,860
	9.125%		995,000	1,155,320
Electricite de France SA(b)
08/28/2035	5.636%	AUD	1,090,000	759,148
06/17/2044	4.750%	EUR	2,000,000	2,342,202
12/09/2049	2.000%	EUR	1,800,000	1,263,539
Total				6,077,069
Germany 0.0%
EMD Finance LLC(b)
10/15/2032	4.625%		1,062,000	1,047,415
EnBW International Finance BV(b)
02/26/2036	5.792%	AUD	1,650,000	1,149,106
Total				2,196,521
Guatemala 0.0%
Guatemala Government Bond(b)
10/07/2033	3.700%		794,000	708,133
08/15/2036	6.250%		2,504,000	2,603,931
Total				3,312,064
Hungary 0.0%
Hungary Government International Bond(b)
09/22/2031	2.125%		977,000	846,052
MVM Energetika Zrt(b)
03/13/2031	6.500%		423,000	442,437
Total				1,288,489
India 0.0%
Export-Import Bank of India(b)
08/05/2026	3.375%		860,000	858,038
02/01/2028	3.875%		1,025,000	1,012,710
01/13/2031	2.250%		1,030,000	922,666
Indian Railway Finance Corp., Ltd.(b)
01/21/2032	3.570%		1,110,000	1,038,448
Power Finance Corp., Ltd.(b)
12/06/2028	6.150%		546,000	563,001
Total				4,394,863
Indonesia 0.0%
Freeport Indonesia PT(b)
04/14/2032	5.315%		545,000	543,533
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia Government International Bond(b)
01/17/2038	7.750%	1,000,000	1,190,815
Total			1,734,348
Israel 0.0%
Israel Electric Corp., Ltd.(b)
08/14/2028	4.250%	2,200,000	2,165,913
Israel Government International Bond
02/19/2030	5.375%	590,000	600,360
Total			2,766,273
Italy 0.0%
Cassa Depositi e Prestiti SpA(b)
04/30/2029	5.875%	600,000	621,553
Republic of Italy Government International Bond
05/06/2051	3.875%	1,200,000	875,633
Total			1,497,186
Ivory Coast 0.0%
Ivory Coast Government International Bond(b)
02/25/2041	6.750%	2,640,000	2,528,762
Kazakhstan 0.0%
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%	300,000	300,186
04/24/2030	5.375%	962,000	976,929
04/14/2033	3.500%	703,000	638,846
Total			1,915,961
Mexico 0.4%
Comision Federal de Electricidad(b)
05/15/2029	4.688%	2,797,000	2,750,375
01/24/2035	6.450%	1,975,000	1,975,128
Eagle Funding Luxco Sarl(b)
08/17/2030	5.500%	2,825,000	2,839,441
Mexico City Airport Trust(b)
10/31/2026	4.250%	1,435,000	1,432,734
04/30/2028	3.875%	420,000	411,546
10/31/2046	5.500%	2,303,000	1,972,451
07/31/2047	5.500%	5,582,000	4,788,216
Mexico Government International Bond
04/27/2032	4.750%	250,000	240,101
07/02/2032	5.850%	1,201,000	1,215,238
03/22/2033	5.375%	3,885,000	3,801,995
05/19/2033	4.875%	987,000	937,006
02/09/2035	6.350%	470,000	480,436
09/22/2035	5.625%	2,309,000	2,243,946
05/13/2037	6.875%	2,117,000	2,219,689
01/29/2038	6.625%	978,000	1,001,415
05/13/2055	7.375%	734,000	776,735
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pemex Project Funding Master Trust
06/15/2038	6.625%	229,000	212,891
Petroleos Mexicanos
01/23/2029	6.500%	625,000	642,445
06/02/2029	8.750%	3,000,000	3,219,738
01/23/2030	6.840%	5,260,000	5,404,992
01/28/2031	5.950%	3,025,000	2,984,419
02/16/2032	6.700%	6,281,000	6,330,585
02/07/2033	10.000%	910,000	1,068,420
06/15/2035	6.625%	900,000	866,890
09/21/2047	6.750%	4,029,000	3,384,468
Total			53,201,300
Morocco 0.1%
OCP SA(b),(m),(n)
	6.741%	925,000	918,813
OCP SA(b)
06/23/2031	3.750%	357,000	329,353
05/02/2034	6.750%	4,270,000	4,483,078
Total			5,731,244
Norway 0.0%
Equinor ASA
09/03/2030	4.500%	787,000	786,848
Panama 0.0%
Banco Nacional de Panama(b)
08/11/2030	2.500%	875,000	777,956
08/11/2030	2.500%	600,000	533,455
Total			1,311,411
Qatar 0.0%
Qatar Government International Bond(b)
04/23/2048	5.103%	787,000	754,481
03/14/2049	4.817%	628,000	578,078
04/16/2050	4.400%	837,000	720,208
Total			2,052,767
Romania 0.1%
Romanian Government International Bond(b)
09/16/2030	5.750%	3,620,000	3,659,759
03/24/2035	5.750%	200,000	193,519
05/16/2036	6.625%	4,338,000	4,433,500
Total			8,286,778
Serbia 0.1%
Serbia International Bond(b)
12/01/2030	2.125%	6,640,000	5,809,366

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.1%
Eskom Holdings SOC Ltd.(b)
08/10/2028	6.350%		1,739,000	1,771,054
08/10/2028	6.350%		213,000	216,926
08/10/2028	8.450%		3,985,000	4,195,712
08/10/2028	8.450%		451,000	474,847
Republic of South Africa Government International Bond
06/22/2030	5.875%		750,000	775,575
04/20/2032	5.875%		2,300,000	2,367,547
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%		925,000	986,699
Total				10,788,360
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(b)
04/30/2054	5.500%		1,889,000	1,860,299
United Kingdom 1.5%
United Kingdom Gilt(b)
03/07/2028	4.375%	GBP	135,382,000	182,824,820
Total Foreign Government Obligations (Cost $381,810,773)				386,975,850

Municipal Bonds 0.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%		4,020,000	3,122,528
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%		2,020,000	1,210,712
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%		725,000	518,845
Total				4,852,085
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%		2,500,000	2,448,989
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	1,993,142
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,708,601
Total			3,701,743
Total Municipal Bonds (Cost $14,032,911)			11,002,817

Residential Mortgage-Backed Securities - Agency 25.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,354,266	1,368,161
Fannie Mae REMICS(c),(f)
CMO Series 2016-78 Class CS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2039	2.373%	9,738,919	572,352
CMO Series 2018-67 Class SH
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.473%	3,579,787	406,192
Fannie Mae REMICS(f)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,175,585	794,207
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	35,732	37,818
10/01/2031- 09/01/2054	6.000%	3,449,056	3,526,434
04/01/2033- 11/01/2055	5.500%	80,270,372	81,252,630
10/01/2039- 03/01/2056	5.000%	45,817,906	45,230,829
03/01/2041- 02/01/2056	4.500%	92,866,181	89,544,902
01/01/2042- 12/01/2052	4.000%	87,976,737	82,727,165
06/01/2043- 08/01/2052	3.500%	40,680,675	37,541,670
08/01/2046- 06/01/2052	3.000%	67,147,892	59,276,232
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2050- 01/01/2054	2.500%	212,081,917	179,231,322
12/01/2050- 04/01/2052	2.000%	39,303,129	31,586,824
08/01/2055	6.500%	3,903,362	4,056,087
CMO Series 2060 Class Z
05/15/2028	6.500%	11,700	11,824
CMO Series 2310 Class Z
04/15/2031	6.000%	15,445	15,795
CMO Series 2725 Class TA
12/15/2033	4.500%	957,353	951,763
CMO Series 2882 Class ZC
11/15/2034	6.000%	1,889,212	1,958,621
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,383,116	1,435,572
CMO Series 3028 Class ZE
09/15/2035	5.500%	177,167	176,682
CMO Series 3032 Class PZ
09/15/2035	5.800%	429,797	440,471
CMO Series 3121 Class EZ
03/15/2036	6.000%	35,178	36,414
CMO Series 3181 Class AZ
07/15/2036	6.500%	18,294	19,093
CMO Series 353 Class 300
12/15/2046	3.000%	4,079,511	3,710,031
CMO Series 3740 Class BA
10/15/2040	4.000%	877,893	842,508
CMO Series 3747 Class HY
10/15/2040	4.500%	2,232,203	2,203,569
CMO Series 3753 Class KZ
11/15/2040	4.500%	3,746,874	3,694,515
CMO Series 3769 Class ZC
12/15/2040	4.500%	1,838,244	1,812,698
CMO Series 3841 Class JZ
04/15/2041	5.000%	172,277	172,382
CMO Series 3888 Class ZG
07/15/2041	4.000%	355,245	340,341
CMO Series 3926 Class NY
09/15/2041	4.000%	295,232	287,449
CMO Series 3928 Class MB
09/15/2041	4.500%	680,385	668,641
CMO Series 3934 Class CB
10/15/2041	4.000%	2,055,074	1,973,850
CMO Series 3982 Class TZ
01/15/2042	4.000%	820,658	793,526
CMO Series 4027 Class AB
12/15/2040	4.000%	862,592	841,295
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,353,392	4,084,538
CMO Series 4057 Class ZL
06/15/2042	3.500%	4,614,912	4,347,064
CMO Series 4091 Class KB
08/15/2042	3.000%	6,477,398	6,072,219
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,708,075	12,113,148
CMO Series 4463 Class ZA
04/15/2045	4.000%	3,492,577	3,318,173
CMO Series 4495 Class PA
09/15/2043	3.500%	63,195	62,540
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,425,109	2,238,889
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,180,443	9,296,370
CMO Series 4787 Class PY
05/15/2048	4.000%	814,416	773,199
CMO Series 4793 Class CD
06/15/2048	3.000%	708,862	630,773
CMO Series 4839 Class A
04/15/2051	4.000%	2,070,976	1,964,119
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,053,291	925,261
Federal Home Loan Mortgage Corp.(c),(f)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	2.343%	7,940,665	664,894
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.893%	2,250,805	332,129
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	2.393%	2,667,663	210,034
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.193%	4,452,480	384,441
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	2.243%	5,759,072	531,214

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.293%	3,996,104	383,304
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	2.243%	2,225,900	242,842
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	2.343%	5,934,978	576,347
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.193%	9,738,440	880,295
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	2.293%	4,042,916	377,585
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	2.138%	1,031,929	84,639
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.893%	1,380,660	104,335
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	2.060%	3,255,430	318,953
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	2.193%	2,038,091	183,591
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.843%	1,574,610	70,523
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.793%	2,788,108	180,683
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	2.343%	4,481,127	354,701
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	2.343%	6,281,524	334,197
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.323%	12,527,476	1,502,889
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.293%	5,314,653	466,571
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	2.293%	6,816,669	629,723
Federal Home Loan Mortgage Corp.(q)
01/01/2056- 02/01/2056	5.000%	24,956,650	24,565,235
Federal Home Loan Mortgage Corp.(c)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.207%	8,944	8,939
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.157%	18,945	18,931
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	4.007%	2,943	2,942
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	3.957%	78,881	78,500
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	8.618%	199,368	214,594
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	10.057%	316,819	346,325
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	4.457%	273,745	274,683
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	4.957%	131,771	133,874
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	4.757%	369,823	372,765
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	12,755	12,081
Federal Home Loan Mortgage Corp.(f)
CMO Series 303 Class C21
01/15/2043	4.000%	7,209,995	1,080,543
CMO Series 303 Class C30
12/15/2042	4.500%	4,709,109	677,096
CMO Series 364 Class C15
12/15/2046	3.500%	3,182,666	466,874
CMO Series 4146 Class IA
12/15/2032	3.500%	2,624,613	191,285
CMO Series 4186 Class IB
03/15/2033	3.000%	2,478,694	154,887
CMO Series 4627 Class PI
05/15/2044	3.500%	505,158	6,254
CMO Series 4698 Class BI
07/15/2047	5.000%	8,237,396	1,573,339
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5048 Class HI
01/15/2042	4.500%	2,006,632	369,673
CMO Series 5078 Class NI
06/15/2042	4.000%	2,721,891	397,824
STRIPS
11/15/2052	4.000%	6,490,500	1,499,816
11/15/2052	4.500%	7,545,570	2,022,112
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 351 Class 213
02/15/2046	4.294%	230,085	38,884
CMO Series 364 Class 141
12/15/2046	2.772%	269,228	33,963
CMO Series 364 Class 151
12/15/2046	3.364%	256,602	37,135
CMO Series 364 Class 158
12/15/2046	3.727%	138,063	22,456
CMO Series 364 Class 167
12/15/2046	2.567%	249,811	26,429
CMO Series 364 Class C23
12/15/2046	2.946%	3,157,807	401,318
CMO Series 364 Class C24
12/15/2046	3.434%	1,769,705	265,787
CMO Series 364 Class C25
12/15/2046	4.052%	533,601	92,845
CMO Series 368 Class C15
01/25/2048	3.267%	3,202,950	430,663
CMO Series 5094 Class IO
12/15/2048	1.375%	11,814,819	816,391
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K058 Class X1
08/25/2026	0.886%	1,970,136	2,281
CMO Series KW02 Class X1
12/25/2026	0.077%	5,835,459	1,626
Federal Home Loan Mortgage Corp. REMICS(c),(f)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	2.243%	7,706,369	674,762
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	2.293%	21,748,181	2,501,956

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	2.443%	4,167,130	506,490
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	2.343%	33,640,881	4,203,304
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	2.323%	8,517,685	796,550
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,392,003	401,503
CMO Series 204864 Class IU
12/15/2048	4.500%	2,276,509	411,927
CMO Series 205012 Class MI
09/25/2050	4.000%	6,922,019	1,354,728
CMO Series 205038 Class ID
11/25/2050	3.500%	23,749,859	4,150,160
CMO Series 4257 Class IK
12/15/2042	4.000%	2,437,264	387,775
CMO Series 4999 Class IA
08/25/2050	4.500%	20,446,340	4,338,298
CMO Series 5043 Class IO
11/25/2050	5.000%	12,275,832	2,997,743
CMO Series 5058 Class NI
06/25/2050	3.000%	12,842,496	2,036,332
CMO Series 5079 Class DI
02/25/2051	6.500%	6,402,068	1,049,351
CMO Series 5081 Class PI
03/25/2051	3.000%	35,892,898	5,950,037
CMO Series 5088 Class IB
03/25/2051	2.500%	20,870,602	2,861,798
CMO Series 5095 Class AI
04/25/2051	3.500%	16,466,121	2,837,817
CMO Series 5113 Class MI
06/25/2051	3.500%	14,958,034	2,847,936
CMO Series 5115 Class GI
09/25/2050	3.000%	9,007,256	1,742,819
CMO Series 5148 Class EI
10/25/2051	3.000%	36,605,589	5,371,277
CMO Series 5153 Class JI
10/25/2051	3.500%	6,647,754	1,206,053
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5217 Class PI
04/25/2052	3.500%	3,903,669	316,427
CMO Series 5223 Class IM
02/25/2042	5.500%	6,684,762	983,112
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,040,372	1,050,612
CMO Series 4372 Class Z
08/15/2044	3.000%	2,427,912	2,202,499
CMO Series 4402 Class YB
10/15/2044	3.000%	1,949,051	1,775,166
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,642,117	6,548,686
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,283,625	1,033,595
CMO Series 4755 Class Z
02/15/2048	3.000%	1,127,360	987,759
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,850,703	3,041,813
CMO Series 5237 Class GA
09/25/2046	4.000%	1,618,188	1,571,028
Federal Home Loan Mortgage Corp. REMICS(e),(f)
CMO Series 5065 Class EI
11/25/2044	5.314%	962,574	166,335
Federal National Mortgage Association
12/01/2026- 08/01/2027	8.000%	313	315
04/01/2027- 06/01/2032	7.500%	8,623	8,845
05/01/2029- 07/01/2054	6.000%	41,400,292	42,458,151
05/01/2029- 03/01/2053	7.000%	631,587	667,766
03/01/2033- 11/01/2055	5.500%	97,362,153	98,066,171
09/01/2033- 11/01/2053	3.000%	208,646,912	183,329,953
10/01/2033- 08/01/2052	3.500%	97,120,161	89,205,743
02/01/2037- 06/01/2062	2.500%	233,180,255	197,398,879
07/01/2039- 02/01/2055	5.000%	107,335,101	106,052,162
08/01/2040- 04/01/2052	2.000%	249,050,269	201,604,190
10/01/2040- 06/01/2056	4.500%	56,891,039	54,847,191
02/01/2041- 11/01/2052	4.000%	94,496,522	89,216,722
11/01/2050- 11/01/2051	1.500%	6,875,709	5,254,871
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/01/2053- 02/01/2054	6.500%	7,294,963	7,580,392
CMO Series 2003-22 Class Z
04/25/2033	6.000%	49,953	51,209
CMO Series 2003-33 Class PT
05/25/2033	4.500%	1,715	1,689
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	274,727	281,364
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,159,170	1,098,603
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,138,485	2,078,447
CMO Series 2011-53 Class WT
06/25/2041	4.500%	178,135	176,482
CMO Series 2011-87 Class GB
09/25/2041	4.500%	6,518,706	6,427,880
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	7,626,715	7,135,088
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	5,967,471	5,578,378
CMO Series 2012-94
09/25/2042	3.500%	6,865,923	6,431,593
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,096,284	1,063,571
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	36,071
CMO Series 2018-38 Class PA
06/25/2047	3.500%	268,968	259,948
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,004,404	1,789,888
CMO Series 2018-94D Class KD
12/25/2048	3.500%	553,538	504,114
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,514,931	2,345,542
CMO Series 98-17 Class Z
04/18/2028	6.500%	1,061	1,062
Federal National Mortgage Association(c),(f)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.873%	648,188	67,307
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.863%	454,618	46,014
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	2.473%	1,587,758	158,813
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	2.523%	2,095,625	168,565
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.873%	2,038,280	252,827
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	2.523%	3,331,774	195,205
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	2.723%	865,986	80,489
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.813%	11,775,651	1,314,718
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	2.203%	2,744,976	221,102
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.973%	4,096	13
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	2.423%	2,755,574	276,884
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	2.223%	15,020,690	1,328,054

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	2.473%	1,984,839	123,380
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	2.423%	8,001,498	981,313
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.973%	2,071,525	257,876
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	2.373%	3,617,826	352,060
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.973%	1,576,832	101,406
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	2.373%	2,428,614	178,379
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	2.373%	1,109,751	86,047
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	2.373%	3,134,843	189,786
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	2.373%	19,323,244	1,157,203
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	2.523%	3,205,851	277,856
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	2.373%	4,425,620	267,988
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	2.373%	8,239,712	861,921
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.923%	1,760,239	134,188
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	2.423%	2,932,248	176,247
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.223%	4,512,009	77,732
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	2.523%	2,642,070	233,184
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	2.473%	1,959,188	136,553
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	2.423%	8,287,702	635,793
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	2.373%	7,872,786	605,872
Federal National Mortgage Association(c)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	3.927%	66,139	65,837
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	5.963%	86,496	89,552
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.217%	3,399	3,396
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	16.821%	31,269	40,344
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	14.367%	130,923	170,808
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	2.586%	404,374	273,464
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	4.277%	67,709	67,611
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.227%	500,888	495,722
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	2.380%	310,600	213,557
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	1.319%	32,299	20,207
Federal National Mortgage Association(f)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,260,653	171,093
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,356,705	509,832
CMO Series 2013-35 Class IB
04/25/2033	3.000%	2,836,489	195,104
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class HI
02/25/2033	3.000%	2,588,815	112,345
CMO Series 2015-54 Class GI
07/25/2045	5.500%	14,239,656	1,884,898
CMO Series 2020-42 Class AI
06/25/2050	2.500%	14,589,695	1,436,185
CMO Series 2020-72 Class LI
12/25/2040	5.000%	3,481,549	609,667
CMO Series 20434 Class C24
06/25/2053	4.500%	25,716,868	5,940,818
CMO Series 385 Class 8
12/25/2037	5.500%	1,176,651	202,770
CMO Series 426 Class C58
03/25/2052	3.000%	29,223,952	4,903,981
CMO Series 427 Class C17
01/25/2035	3.000%	7,290,177	613,455
CMO Series 427 Class C57
02/25/2032	2.500%	34,645,754	1,754,617
STRIPS
01/25/2052	4.500%	2,092,724	547,418
Federal National Mortgage Association(e),(f)
CMO Series 2021-24 Class IO
03/25/2059	1.052%	7,664,584	462,329
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,101,464	1,070,505
CMO Series 2012-105 Class Z
10/25/2042	3.500%	1,989,772	1,860,156
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	2,706,136	2,460,975
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,518,784	13,232,784
CMO Series 2018-11 Class BX
12/25/2047	4.000%	7,076,057	6,718,034
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,086,939	1,898,130
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,569,450	1,274,748
Federal National Mortgage Association REMICS(f)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	4,362,044	276,796
CMO Series 2015-86 Class MI
11/25/2045	5.500%	4,036,992	566,800
CMO Series 2017-54 Class ID
07/25/2047	4.000%	1,817,412	300,639
CMO Series 2020-47 Class DI
07/25/2050	4.000%	35,299,951	6,614,279

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-74 Class HI
10/25/2050	5.500%	5,023,336	830,021
CMO Series 2020-99 Class IB
05/25/2050	3.500%	10,064,480	1,759,942
CMO Series 2021-1 Class IB
02/25/2061	3.500%	11,034,677	1,873,190
CMO Series 2021-74 Class LI
11/25/2051	3.500%	17,775,916	3,768,089
CMO Series 2021-94 Class AI
01/25/2052	3.000%	20,751,297	3,422,094
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	541,133
CMO Series 2022-5 Class LI
02/25/2052	3.000%	22,689,672	2,583,759
Federal National Mortgage Association REMICS(c),(f)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	2.173%	7,560,235	681,534
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	2.323%	6,916,189	736,116
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	2.373%	11,379,310	1,226,265
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	2.473%	8,347,878	920,780
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.323%	28,191,867	2,852,977
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	2.693%	5,825,453	569,573
Freddie Mac REMICS(c),(f)
CMO Series 204314 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.243%	2,492,267	195,680
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4715 Class JS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/15/2047	2.393%	4,077,752	430,368
CMO Series 4795 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 06/15/2048	2.393%	3,450,825	393,751
CMO Series 5639 Class SC
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 03/25/2056	1.488%	94,417,256	5,989,396
Freddie Mac REMICS(f)
CMO Series 4927 Class IO
11/25/2049	5.000%	7,030,545	1,545,488
CMO Series 4999 Class QI
05/25/2050	4.000%	156,448	32,392
CMO Series 5093 Class IV
12/25/2050	4.500%	7,067,910	1,602,843
CMO Series 5093 Class VI
12/25/2050	4.500%	12,088,785	2,799,968
CMO Series 5163 Class NI
11/25/2051	4.500%	13,982,427	2,955,998
CMO Series 5282A Class GI
02/25/2050	4.000%	2,094,667	444,784
Freddie Mac REMICS
CMO Series 5513 Class Z
11/25/2054	5.000%	1,809,406	1,694,224
CMO Series 5525 Class LZ
04/25/2055	5.000%	1,795,538	1,732,394
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	4,724,257	4,719,583
05/20/2041- 05/20/2053	4.500%	21,135,897	20,593,133
02/15/2042- 10/20/2052	4.000%	38,282,321	36,122,903
08/20/2042- 10/20/2052	3.500%	40,137,180	37,105,836
12/20/2046- 06/20/2052	3.000%	32,175,315	28,668,924
10/20/2049- 04/20/2052	2.500%	18,866,471	16,176,126
12/20/2051- 03/20/2052	2.000%	20,019,392	16,428,334
01/20/2053- 07/20/2055	5.500%	46,708,726	47,275,415
04/20/2053	6.000%	7,179,344	7,370,891
03/20/2054	6.500%	1,733,550	1,811,531
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,923,287	1,968,678
CMO Series 2009-104 Class YD
11/20/2039	5.000%	950,827	966,776
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,151,553	1,153,453
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,279,138	1,324,060
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,288,681	1,264,000
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,234,681	1,201,267
CMO Series 2010-135 Class PE
10/16/2040	4.000%	2,873,490	2,819,374
CMO Series 2014-3 Class EP
02/16/2043	2.750%	2,937,377	2,820,812
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	820,533
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,753,128	3,842,316
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,051,715	962,422
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	3,692,689	3,469,473
CMO Series 2018-53 Class AL
11/20/2045	3.500%	493,611	487,031
CMO Series 2023-111 Class ZL
08/20/2053	6.000%	3,300,943	3,282,117
CMO Series 2025-120 Class MZ
07/20/2055	5.000%	632,771	568,654
Government National Mortgage Association(c)
1-year CMT + 1.140% 03/20/2066	4.650%	24,293	24,416
1-year CMT + 0.647% 04/20/2066	4.157%	53,631	53,949
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	17.357%	311,340	410,711
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	4.267%	59,858	59,846
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.125%	2,601	2,591
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	4.335%	11,552	11,551
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.475%	101	102
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.425%	90	91
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	4.475%	27,770	27,450
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.115%	21,029	20,973
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.164%	1,912	1,908
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.175%	251,900	250,605
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.245%	89,347	89,204
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.325%	13,537	13,534
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.275%	6,757	6,750
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	4.375%	82,433	82,475
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	4.375%	5,280	5,282

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	4.425%	140,657	140,815
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.075%	465,728	464,098
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.225%	90,249	90,098
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.175%	360,988	360,142
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.175%	619,337	618,049
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.075%	1,389,560	1,386,596
Government National Mortgage Association(c),(f)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	1.283%	4,832,872	259,980
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	2.211%	2,959,007	257,439
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.883%	1,322,152	119,632
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.983%	2,141,131	183,755
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	2.483%	6,600,843	881,798
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-104 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.483%	10,469,064	1,057,296
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	2.383%	8,937,618	935,259
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.383%	6,803,448	704,155
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.333%	10,974,950	1,071,423
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.383%	5,933,177	608,079
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.883%	2,392,273	125,184
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.533%	3,047,639	378,188
CMO Series 2020-62 Class ES
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.433%	28,544,183	3,196,977
CMO Series 2021-1 Class QS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 01/20/2051	2.583%	4,253,661	512,305
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.583%	15,928,325	1,916,302
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-134 Class SN
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2054	2.325%	6,582,756	487,586
CMO Series 2026-38 Class SM
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 02/20/2056	1.525%	95,456,052	4,244,702
Government National Mortgage Association(e)
CMO Series 2010-H17 Class XQ
07/20/2060	5.144%	1,388	1,382
CMO Series 2017-H04 Class DA
12/20/2066	4.415%	262	259
Series 2003-72 Class Z
11/16/2045	5.496%	128,907	128,654
Government National Mortgage Association(f)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,300,424	452,678
CMO Series 2016-88 Class PI
07/20/2046	4.000%	4,436,574	710,722
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,620,741	275,787
CMO Series 2017-101 Class AI
07/20/2047	4.000%	2,912,580	467,883
CMO Series 2017-52 Class AI
04/20/2047	6.000%	1,884,362	268,678
CMO Series 2017-68 Class TI
05/20/2047	5.500%	791,900	111,477
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,270,347	207,289
CMO Series 2019-110 Class PI
09/20/2049	3.500%	17,069,075	3,179,602
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,458,080	911,680
CMO Series 2020-129 Class GI
09/20/2050	3.000%	20,753,297	3,443,609
CMO Series 2020-134 Class AI
09/20/2050	3.000%	7,659,980	1,247,158
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,529,220	348,723
CMO Series 2021-7 Class BI
01/20/2051	2.000%	33,769,930	3,944,189
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,472,889	929,193
CMO Series 2021-81 Class IM
05/20/2051	3.500%	2,847,196	560,020
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-125 Class PI
07/20/2052	5.000%	7,348,651	1,105,738
CMO Series 2023-70 Class JI
06/20/2052	5.500%	1,898,658	314,194
CMO Series 2024-97 Class IO
02/20/2053	5.000%	27,831,938	6,318,028
Government National Mortgage Association(e),(f)
CMO Series 2014-150 Class IO
07/16/2056	0.430%	8,144,753	170,480
CMO Series 2014-H05 Class AI
02/20/2064	1.558%	737,717	24,477
CMO Series 2014-H14 Class BI
06/20/2064	1.693%	1,065,473	35,075
CMO Series 2014-H15 Class HI
05/20/2064	1.455%	850,573	42,069
CMO Series 2014-H20 Class HI
10/20/2064	1.377%	142,208	9,172
CMO Series 2015-163 Class IO
12/16/2057	0.726%	1,354,767	47,636
CMO Series 2015-189 Class IG
01/16/2057	0.592%	5,640,689	147,986
CMO Series 2015-30 Class IO
07/16/2056	0.745%	1,951,897	77,584
CMO Series 2015-32 Class IO
09/16/2049	0.555%	3,011,966	59,038
CMO Series 2015-73 Class IO
11/16/2055	0.332%	691,327	5,633
CMO Series 2015-9 Class IO
02/16/2049	0.491%	4,855,054	80,405
CMO Series 2015-H22 Class BI
09/20/2065	1.838%	533,882	31,197
CMO Series 2016-72 Class IO
12/16/2055	0.701%	3,913,083	105,386
CMO Series 2020-171 Class IO
10/16/2060	0.937%	5,313,182	337,625
CMO Series 2020-32 Class IA
03/16/2047	4.090%	6,553,510	1,183,967
CMO Series 2021-33 Class IO
10/16/2062	0.844%	7,391,647	469,550
CMO Series 2021-40 Class IO
02/16/2063	0.823%	6,427,890	382,808
CMO Series 2021-H03 Class IO
04/20/2070	0.478%	5,135,756	16,739
CMO Series 2021-H08 Class IA
01/20/2068	0.572%	668,942	3,912

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(d)
06/20/2054	2.500%	42,000,000	35,924,794
06/20/2054	4.500%	13,300,000	12,792,666
06/20/2054	5.000%	22,874,000	22,586,212
06/20/2054	5.500%	11,975,000	12,048,853
06/22/2056	3.500%	28,425,000	25,603,133
06/22/2056	4.000%	41,725,000	38,793,966
07/20/2056	6.000%	6,675,000	6,796,384
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,387,047	3,221,782
Uniform Mortgage-Backed Security TBA(d)
06/13/2054	2.000%	161,827,000	129,475,636
06/13/2054	2.500%	31,586,000	26,434,998
06/13/2054- 07/13/2056	3.000%	35,828,000	31,323,170
06/13/2054	4.000%	106,350,000	99,231,108
06/13/2054	4.500%	112,905,000	108,019,508
06/13/2054- 07/13/2056	5.500%	21,775,000	21,915,191
06/11/2056	3.500%	139,025,000	125,633,144
06/11/2056	5.000%	50,128,000	49,312,956
Total Residential Mortgage-Backed Securities - Agency (Cost $3,165,147,955)			3,061,218,837

Residential Mortgage-Backed Securities - Non-Agency 6.0%

ACE Securities Corp. Home Equity Loan Trust(c)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.179%	5,781,344	5,298,981
Ajax Mortgage Loan Trust(b),(n)
CMO Series 2019-F Class A1
07/25/2059	2.860%	2,124,977	2,080,688
Angel Oak Mortgage Trust(b),(n)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	12,550,128	12,508,999
CMO Series 2026-1 Class A2
02/25/2071	4.971%	1,426,585	1,411,828
Angel Oak Mortgage Trust(b),(e)
CMO Series 2026-1 Class A1
02/25/2071	4.747%	5,824,660	5,773,205
ATLX Trust(b),(n)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,493,817	3,400,879
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	178,294	152,522
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	249,249	227,001
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(r)
CMO Series 2006-D Class 3A1
05/20/2036	4.604%	506,596	463,344
Banc of America Funding Trust(c)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.137%	1,016,998	957,037
Bayview MSR Opportunity Master Fund Trust(b),(e)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.480%	893,959	779,160
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.394%	1,353,611	1,132,040
Carrington Mortgage Loan Trust(c)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.069%	703,491	685,928
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.249%	9,300,000	7,967,627
Chase Home Lending Mortgage Trust(b),(e)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	737,060	739,652
CMO Series 2024-8 Class B3
08/25/2055	7.020%	1,465,537	1,528,124
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,066,189	938,697
CMO Series 2025-12 Class A9B
09/25/2056	5.500%	2,723,185	2,698,294
CIM Group(b),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	3,872,316	3,570,144
CIM Trust(b),(e)
CMO Series 2019-J2 Class B1
10/25/2049	3.762%	739,331	674,672
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,029,857
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	2,610,552	2,408,104
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	3,087,710	2,812,246
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	4,204,134	3,931,855
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,041,568	2,004,825
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(b),(n)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	9,530,852	9,425,564
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	123,592	126,434
Citigroup Mortgage Loan Trust(b),(e)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,115,408	1,126,301
CMO Series 2025-RP1 Class A1
01/25/2064	4.195%	10,054,987	9,305,341
CMO Series 2025-RP1 Class A2
01/25/2064	4.179%	490,540	368,414
CMO Series 2025-RP1 Class B1
01/25/2064	4.179%	196,216	121,460
CMO Series 2025-RP1 Class B2
01/25/2064	4.179%	124,284	67,576
CMO Series 2025-RP1 Class B3
01/25/2064	4.179%	156,973	71,034
CMO Series 2025-RP1 Class B4
01/25/2064	4.179%	145,946	51,349
CMO Series 2025-RP1 Class M1
01/25/2064	4.179%	418,608	300,996
CMO Series 2025-RP1 Class M2
01/25/2064	4.179%	261,594	180,033
CMO Series 2025-RP1 Class X
01/25/2064	0.000%	11,849,788	1,185
Citigroup Mortgage Loan Trust(b),(e),(g)
CMO Series 2025-RP1 Class SA
01/25/2064	0.000%	13,436	11,974
Citigroup Mortgage Loan Trust, Inc.(b),(e)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.766%	427,782	362,829
CLIP Trust(b),(e)
CMO Series 2026-NQM1 Class A1
05/25/2071	5.221%	2,185,401	2,175,993
Connecticut Avenue Securities(b),(c)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	6.862%	3,400,000	3,489,694
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	7.377%	1,500,000	1,528,171
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.262%	2,700,000	2,799,324
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	7.362%	3,750,000	3,896,462
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	5.412%	1,500,000	1,510,868
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	5.812%	3,400,000	3,456,003
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	4.712%	160,062	160,038
CMO Series 2025-R03 Class 2M2
30-day Average SOFR + 2.250% 03/25/2045	5.862%	1,700,000	1,719,344
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	7.827%	1,075,071	1,079,950
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	6.727%	5,250,000	5,306,752
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.112%	1,000,000	1,020,769
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	8.862%	750,000	774,208
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	6.412%	1,000,000	1,030,450
COOPR Residential Mortgage Trust(b),(n)
CMO Series 2025-CES2 Class A1A
06/25/2060	5.502%	5,865,639	5,882,277
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.028%	272,931	214,234

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Trust(b),(e)
CMO Series 2021-RP11 Class PT
10/25/2061	3.707%	6,310,048	5,198,866
Credit Suisse Mortgage Trust(b),(e)
CMO Series 2022-ATH2 Class A1
05/25/2067	5.547%	4,515,779	4,502,806
Credit-Based Asset Servicing & Securitization LLC(n)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,124,318	836,287
Cross(b),(e)
CMO Series 2026-NQM6 Class A1
05/25/2071	5.268%	4,269,412	4,259,488
Cross Mortgage Trust(b),(e)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	2,830,262	2,844,528
CMO Series 2025-H7 Class A1
09/25/2070	4.934%	4,311,115	4,290,434
CMO Series 2026-NQM1 Class A1
02/25/2061	4.699%	9,542,615	9,442,674
Cross Mortgage Trust(b),(n)
CMO Series 2026-NQM1-A2 Class A2
02/25/2061	4.953%	1,615,274	1,596,214
CSMC Trust(b),(e)
CMO Series 2018-RPL4 Class PT
04/25/2058	4.633%	1,073,932	1,001,217
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,606,038	3,452,210
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	5,473,965	4,727,896
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	9,841,221	8,941,127
CMO Series 2022-RPL4 Class A1
04/25/2062	3.905%	1,956,245	1,873,542
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	260,862	201,685
Deephaven Residential Mortgage Trust(b),(e)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,627,117
Deephaven Residential Mortgage Trust(b),(n)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	8,697,309	8,757,295
Downey Savings & Loan Association Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	4.307%	875,460	801,553
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	3.976%	1,532,191	1,042,955
Ellington Financial Mortgage Trust(b),(n)
CMO Series 2025-INV3 Class A1
07/25/2070	5.444%	3,670,607	3,686,505
FIGRE Trust(b),(e)
CMO Series 2025-HE7 Class A
11/25/2055	5.150%	7,803,085	7,735,995
CMO Series 2025-HE8 Class A
11/25/2055	5.206%	8,749,634	8,711,148
CMO Series 2026-HE1 Class A
01/25/2056	4.982%	10,106,681	10,001,964
CMO Series 2026-HE2 Class A
01/25/2056	5.049%	6,593,289	6,519,293
First Franklin Mortgage Loan Trust(c)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	3.703%	977,341	905,979
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	3.969%	2,893,022	1,355,611
First Horizon Mortgage Pass-Through Trust(e)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.804%	197,238	75,966
Flagstar Mortgage Trust(b),(e)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.001%	783,261	713,688
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.001%	837,712	766,591
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,157,276	958,398
Freddie Mac Seasoned Credit Risk Transfer Trust(e)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	4,265,391	4,144,651
Freddie Mac STACR Remic Trust(b),(c)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	7.362%	4,500,000	4,582,980
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.262%	1,500,000	1,501,720
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.262%	251,598	252,315
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.112%	8,358,951	8,372,887
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	5.712%	2,410,000	2,418,302
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	5.962%	3,000,000	3,021,699
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.112%	4,875,000	4,917,096
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.512%	4,140,000	4,205,443
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	8.962%	1,500,000	1,574,057
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	5.412%	3,500,000	3,520,467
CMO Series 2026-HQA1 Class M2
30-day Average SOFR + 1.500% 05/25/2046	5.143%	1,500,000	1,500,469
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.012%	2,000,000	2,018,561
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	5.412%	960,000	963,005
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	6.962%	620,000	623,636
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	9.362%	6,000,000	6,360,397
Freddie Mac Strips(f)
CMO Series 2024-416 Class C13
08/25/2054	4.500%	28,967,912	6,463,436
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.612%	1,805,000	1,981,708
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	7.262%	710,000	718,363
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.362%	2,000,000	2,049,324
Galton Funding Mortgage Trust(b),(e)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,387,568	1,333,203
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	781,308	756,289
GCAT Trust(b),(e)
CMO Series 2025-INV2 Class A1
05/25/2055	6.000%	10,377,978	10,531,215
CMO Series 2025-INV4 Class B3
08/25/2055	7.256%	2,803,627	2,972,480
GS Mortgage Backed Securities Trust(b),(n)
CMO Series 2025-CES1 Class A1A
05/25/2055	5.568%	4,746,973	4,760,808
GS Mortgage-Backed Securities Corp. Trust(b),(e)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	6,711	6,193
CMO Subordinated Series 2021-PJ3 Class B3
08/25/2051	2.645%	602,359	489,859
GS Mortgage-Backed Securities Trust(b),(e)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	642,260	571,502
CMO Series 2021-PJ11 Class B3
04/25/2052	2.852%	870,173	707,278
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,474,568	1,487,124
CMO Series 2026-HE1 Class A1
03/25/2066	5.245%	3,853,896	3,872,337
CMO Series 2026-NQM3 Class A1
05/25/2066	5.222%	3,419,080	3,404,542

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.374%	915,063	774,442
GS Mortgage-Backed Securities Trust(b),(c)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.245%	4,136,987	4,143,780
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.112%	2,765,286	2,771,193
GS Mortgage-Backed Securities Trust(b),(n)
CMO Series 2025-DSC2 Class A1
01/25/2066	5.038%	5,477,123	5,449,100
CMO Series 2025-NQM2 Class A1
06/25/2065	5.648%	3,391,896	3,413,426
CMO Series 2025-NQM3 Class A1
11/25/2065	5.137%	3,503,352	3,496,602
CMO Series 2026-CES2 Class A1A
06/25/2056	5.227%	1,854,100	1,849,544
GSAMP Trust(c)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	4.569%	487,918	474,881
GSR Mortgage Loan Trust(e)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.050%	759,281	442,114
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.176%	4,726,107	3,879,370
HOMES Trust(b),(n)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	6,643,600	6,671,482
HOMES Trust(b),(e)
CMO Series 2025-NQM5 Class A1
09/25/2070	5.027%	3,543,830	3,532,721
JPMorgan Alternative Loan Trust(c)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.259%	1,563,311	1,516,941
JPMorgan Mortgage Trust(b),(e)
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	103,257	93,566
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class A3
05/25/2049	4.000%	169,717	156,641
CMO Series 2019-2 Class A3
08/25/2049	4.000%	44,104	41,015
CMO Series 2019-5 Class A3
11/25/2049	4.000%	107,605	99,660
CMO Series 2019-8 Class A15
03/25/2050	3.500%	95,623	86,083
CMO Series 2019-HYB1 Class B1
10/25/2049	5.113%	832,109	833,521
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	93,471	84,838
CMO Series 2019-LTV3 Class B3
03/25/2050	4.359%	1,365,774	1,273,023
CMO Series 2020-1 Class A15
06/25/2050	3.500%	325,676	291,779
CMO Series 2020-2 Class A15
07/25/2050	3.500%	212,103	188,311
CMO Series 2020-5 Class A15
12/25/2050	3.000%	159,612	136,124
CMO Series 2020-5 Class B1
12/25/2050	3.567%	849,946	755,998
CMO Series 2024-1 Class A9
06/25/2054	6.000%	577,021	579,049
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	773,409	766,339
CMO Series 2025-DSC2 Class A1
10/25/2065	5.195%	8,203,430	8,197,179
CMO Series 2025-NQM3 Class A1
11/25/2065	5.495%	4,056,471	4,071,227
CMO Series 2025-VIS2 Class A1
01/25/2063	5.385%	5,531,914	5,550,474
CMO Series 2026-ACES1 Class A1
04/25/2066	4.894%	3,736,364	3,700,980
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.444%	324,869	295,874
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.807%	940,129	871,441
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.778%	450,340	410,917
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.042%	952,395	876,152
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.042%	793,662	731,624
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.442%	1,848,312	1,740,793
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.242%	794,002	741,603
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.384%	1,626,080	1,453,298
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.582%	972,454	936,837
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.659%	748,088	716,182
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.659%	623,407	596,818
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.487%	1,664,242	1,471,937
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.145%	1,340,083	1,145,116
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.119%	959,479	938,627
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.077%	1,916,236	1,871,074
JPMorgan Mortgage Trust(b),(c)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	4.519%	287,554	282,373
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	5.340%	190,039	190,411
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	5.240%	220,880	221,402
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	4.825%	378,053	378,176
JPMorgan Mortgage Trust(b)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	733,546	741,225
JPMorgan Mortgage Trust(b),(n)
CMO Series 2026-CES1 Class A1A
06/25/2056	4.909%	4,360,377	4,324,101
JPMorgan Trust(b),(e)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.564%	283,777	265,756
Legacy Mortgage Asset Trust(b),(n)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	742,374	744,539
CMO Series 2025-PR1 Class A1
01/25/2061	6.000%	8,807,736	8,725,815
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(c)
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.219%	853,572	785,266
LHOME Mortgage Trust(b),(n)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,003,253
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	5,000,000	5,003,773
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,123,551
LHOME Mortgage Trust(b),(e)
CMO Series 2025-RTL2 Class A1
04/25/2040	5.612%	3,000,000	3,016,676
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	3.999%	2,919,421	2,027,440
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	3.899%	27,292,877	9,312,491
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	230,276	228,229
Mello Mortgage Capital Acceptance Trust(b),(e)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.950%	1,791,124	1,471,038
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	4.379%	14,118,985	5,059,764
MFA Trust(b),(n)
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	4,651,720	4,677,474
Morgan Stanley Residential Mortgage Loan Trust(b),(e)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	4,900,196	4,921,507
CMO Series 2025-NQM9 Class A1
09/25/2070	5.016%	2,631,302	2,622,333
CMO Series 2026-NQM1 Class A1
12/25/2070	4.809%	2,355,562	2,337,921
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%	4,812,543	4,760,731
Subordinated CMO Series 2024-4 Class B3
09/25/2054	6.915%	1,463,789	1,494,289

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(b),(n)
CMO Series 2025-NQM4 Class A1
06/25/2070	5.588%	2,757,580	2,771,002
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	5,507,135	5,485,539
CMO Series 2026-NQM2 Class A2
01/26/2071	4.988%	3,189,378	3,152,071
MortgageIT Trust(c)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.219%	242,297	242,871
New Residential Mortgage Loan Trust(b),(c)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	4.449%	461,516	455,016
New Residential Mortgage Loan Trust(b),(e)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	5,535,579	5,535,842
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	3,246,747	3,255,746
New Residential Mortgage Loan Trust(b),(n)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	7,809,497	7,850,661
NLT Trust(b),(n)
CMO Series 2025-CES1 Class A1
08/25/2060	5.038%	1,945,766	1,934,220
CMO Series 2025-INV1 Class A1
02/25/2070	5.506%	6,978,486	7,005,699
CMO Series 2025-INV1 Class A2
02/25/2070	5.708%	782,160	784,626
CMO Series 2025-INV1 Class A3
02/25/2070	5.860%	1,343,022	1,348,129
NLT Trust(b),(e),(f)
CMO Series 2025-INV1 Class AIOS
02/25/2070	0.400%	10,739,323	60,759
NLT Trust(b),(e)
CMO Series 2025-INV1 Class B1
02/25/2070	6.587%	443,000	436,174
CMO Series 2025-INV1 Class B2
02/25/2070	6.587%	348,000	337,380
CMO Series 2025-INV1 Class B3
02/25/2070	6.587%	218,000	201,887
CMO Series 2025-INV1 Class M1
02/25/2070	6.314%	631,000	633,637
NLT Trust(b),(e),(f),(i)
CMO Series 2025-INV1 Class XS
02/25/2070	0.873%	10,743,708	268,593
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NYMT Loan Trust(b),(e)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,349,365	2,177,653
Oaktown Re VII Ltd.(b),(c)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	6.545%	634,070	636,954
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	6.995%	2,000,000	2,015,723
OBX Trust(b),(e)
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	60,846	56,098
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	5,021,606	5,041,874
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	3,020,742	3,017,737
OBX Trust(b),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2055	5.245%	4,981,060	4,993,688
OBX Trust(b),(n)
CMO Series 2025-NQM10 Class A1
05/25/2065	5.453%	2,505,235	2,515,426
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	4,617,677	4,635,223
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	3,211,665	3,221,650
CMO Series 2025-NQM8 Class A1
03/25/2065	5.472%	6,238,346	6,265,304
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(c)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	4.449%	9,563,961	9,478,914
PMT Issuer Trust(b),(c)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	6.362%	10,000,000	10,092,586
PMT Loan Trust(b),(e)
CMO Series 2025-J3 Class A29
11/27/2056	5.500%	1,131,294	1,120,953
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-INV5 Class A2
05/25/2057	5.500%	6,715,000	6,708,180
PRET LLC(b),(n)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,393,419	4,394,686
PRET Trust(b),(e)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,145,909	2,986,243
Provident Funding Mortgage Trust(b),(e)
CMO Series 2025-2 Class A13
06/25/2055	6.000%	950,194	959,548
CMO Series 2025-3 Class A13
08/25/2055	6.000%	1,079,534	1,083,329
PRPM LLC(b),(n)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	932,223	909,707
CMO Series 2025-RPL1 Class A1
03/25/2055	4.000%	3,568,905	3,478,047
CMO Series 2025-RPL1 Class A2
03/25/2055	4.000%	758,000	727,501
CMO Series 2025-RPL1 Class A3
03/25/2055	4.000%	447,000	426,577
CMO Series 2025-RPL1 Class M1A
03/25/2055	4.000%	436,000	411,480
CMO Series 2025-RPL1 Class M1B
03/25/2055	4.000%	154,000	143,848
PRPM LLC(b)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	2,639,190	2,610,194
PRPM Trust(b),(n)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	5,998,331	6,055,077
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	9,743,847	9,810,920
CMO Series 2025-NQM1 Class A1
11/25/2069	5.802%	4,677,101	4,707,684
CMO Series 2025-NQM2 Class A1
04/25/2070	5.688%	5,566,097	5,598,758
RALI Trust(e),(f)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.489%	13,659,781	228,913
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.154%	16,199,057	109,010
Rate Mortgage Trust(b),(e)
CMO Series 2025-J3 Class A26
11/25/2055	6.000%	2,741,348	2,750,985
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCKT Mortgage Trust(b),(n)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	7,127,551	7,144,471
RCKT Mortgage Trust(b),(e)
CMO Series 2025-CES8 Class A1A
08/25/2055	5.148%	4,468,267	4,452,982
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.901%	3,050,708	2,755,322
RFMSI Trust(e)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.771%	396,991	175,720
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.406%	100,501	85,552
Santander Mortgage Asset Receivable Trust(b),(n)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	3,638,719	3,614,083
CMO Series 2025-NQM3 Class A1
05/25/2065	5.599%	4,614,734	4,638,216
Santander Mortgage Asset Receivable Trust(b),(e)
CMO Series 2025-NQM5 Class A1
08/25/2065	5.067%	6,178,198	6,163,845
Seasoned Credit Risk Transfer Trust(n)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	14,517,342	13,018,695
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	1,796,970	1,751,964
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	874,663	764,661
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	302,720	261,433
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	204,962	176,765
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	809,859	705,294
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	146,147	127,104
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	59,828	52,197
Sequoia Mortgage Trust(b),(e)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	105,253	93,694
CMO Series 2021-5 Class A19
07/25/2051	2.500%	551,411	452,308
CMO Series 2024-3 Class A19
04/25/2054	6.000%	1,862,578	1,869,126
CMO Series 2024-4 Class A19
05/25/2054	6.000%	696,805	699,254

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-8 Class A20
09/25/2054	5.500%	401,388	397,719
CMO Series 2025-10 Class A28
11/25/2055	6.000%	2,732,440	2,742,046
CMO Series 2025-2 Class A19
03/25/2055	6.000%	832,341	835,267
CMO Series 2025-2 Class A5
03/25/2055	5.500%	3,211,551	3,210,146
CMO Series 2026-4 Class A5
03/25/2056	5.000%	7,253,026	7,145,992
CMO Series 2026-6 Class A5
06/25/2056	5.000%	5,020,000	4,939,191
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.167%	950,436	902,996
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.303%	892,206	788,439
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.028%	1,344,606	1,338,970
Shentel Issuer LLC(b)
CMO Series 2025-1A Class A2
12/20/2055	5.640%	5,090,000	5,117,631
Starwood Mortgage Residential Trust(b),(e)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,546,956	3,073,981
Structured Adjustable Rate Mortgage Loan Trust(e)
CMO Series 2004-20 Class 1A2
01/25/2035	4.626%	218,531	211,924
CMO Series 2006-5 Class 1A1
06/25/2036	4.686%	495,095	460,079
Toorak Mortgage Corp., Ltd.(b),(n)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	4,077,554	4,061,516
Towd Point Mortgage Trust(b),(n)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	9,853,550	9,913,039
Verus Securitization Trust(b),(n)
CMO Series 2024-9 Class A3
11/25/2069	5.894%	5,803,260	5,836,728
Vista Point Securitization Trust(b),(n)
CMO Series 2026-CES1 Class A1
02/25/2056	5.035%	5,485,520	5,426,421
WaMu Asset-Backed Certificates Trust(c)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	3.999%	2,945,213	1,317,649
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR8 Class A
08/25/2033	5.181%	124,319	122,059
CMO Series 2004-AR4 Class A6
06/25/2034	5.031%	1,071,050	1,051,967
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.972%	1,727,356	1,507,042
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.626%	305,079	259,229
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	4.339%	364,422	347,744
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.239%	1,348,967	1,268,402
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	4.319%	253,151	254,986
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	4.339%	321,076	316,018
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.685%	900,578	827,911
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	4.725%	274,382	245,048
Wells Fargo Mortgage-Backed Securities Trust(b),(e)
CMO Series 2019-1 Class A1
11/25/2048	3.916%	19,168	17,881
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.361%	1,698,142	1,498,556
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $755,520,684)			738,061,929

Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
HDI Aerospace Intermediate Holding III Corp.(c),(s)
Term Loan
3-month Term SOFR + 3.250% 02/11/2032	6.924%	224,510	224,885
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(c),(q),(s)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.120%	961,745	964,188
TransDigm, Inc.(c),(s)
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.120%	594,340	595,772
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.120%	700,000	701,631
V2X LLC(c),(q),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 12/06/2030		675,000	677,106
Total			3,163,582
Airlines 0.0%
American Airlines, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/20/2033		660,000	653,400
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(c),(i),(s)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	4.429%	3,206,777	3,142,641
Automotive 0.1%
Tenneco, Inc.(c),(s)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	8.492%	2,368,600	2,361,945
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 11/17/2028	8.742%	2,005,000	2,001,351
Total			4,363,296
Brokerage/Asset Managers/Exchanges 0.1%
CPI Holdco LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 05/19/2031	5.620%	699,136	698,115
First Eagle Holdings, Inc.(c),(q),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 08/16/2032	3.500%	83,802	83,722
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Eagle Holdings, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.200%	489,611	489,146
Focus Financial Partners LLC(c),(s)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.120%	997,494	979,948
Hudson River Trading LLC(c),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.103%	675,000	673,791
Jane Street Group LLC(c),(s)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	5.666%	875,591	870,198
Jupiter Borrower, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 03/25/2033		700,000	702,044
Victory Capital Holdings, Inc(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 09/23/2032		75,000	75,019
Total			4,571,983
Building Materials 0.0%
Michaels Cos, Inc. (The)(c),(s)
Tranche B Term Loan
3-month Term SOFR + 5.000% 03/15/2033	8.668%	914,203	905,235
Cable and Satellite 0.1%
Charter Communications Operating LLC(c),(s)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	5.942%	656,305	649,677
Gogo Intermediate Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 3.750% 04/30/2028	7.485%	292,851	270,928
Radiate Holdco LLC(c),(q),(s)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 09/25/2029		8,185,219	7,393,544
Virgin Media Bristol LLC(c),(s)
Tranche Y Term Loan
6-month Term SOFR + 3.175% 03/31/2031	6.967%	684,127	614,490
Total			8,928,639

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Archroma Finance SARL(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 5.500% Floor 0.500% 06/30/2030		131,008	118,399
Ecovyst, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 06/12/2031		110,000	110,527
Windsor Holdings III LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.370%	698,233	695,439
Total			924,365
Consumer Cyclical Services 0.1%
AlixPartners LLP(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 08/12/2032	5.620%	698,250	697,119
AmSpec Parent LLC(c),(s)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.200%	461,349	462,272
Arches Buyer, Inc.(c),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	6.970%	249,536	248,652
BCPE Empire Holdings, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	6.870%	532,297	528,438
1-month Term SOFR + 3.500% 12/29/2032	7.120%	1,111,411	1,105,164
Cast & Crew LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.413%	176,444	103,515
Delivery Hero SE(c),(s)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.643%	925,126	926,569
GardaWorld Security Corp.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/01/2029	7.370%	699,820	699,645
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KUEHG Corp.(c),(s)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030	6.450%	197,694	187,645
Mister Car Wash Holdings LLC(c),(q),(s)
Term Loan
3-month Term SOFR + 3.000% 03/27/2031	6.641%	700,000	703,353
Prime Security Services Borrower LLC(c),(q),(s)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 03/07/2032	5.398%	700,000	689,500
Secretariat Advisors LLC(c),(q),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% 02/28/2032	4.000%	25,044	24,528
Secretariat Advisors LLC(c),(s)
Term Loan
3-month Term SOFR + 4.000% 02/28/2032	7.700%	205,788	201,545
TripAdvisor, Inc.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.370%	336,506	311,268
Total			6,889,213
Consumer Products 0.0%
Lavender Dutch BorrowCo BV(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	451,360	448,539
Osmosis Buyer Ltd.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/31/2028	6.156%	1,000,000	1,000,710
Prestige Brands, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 05/20/2033		125,000	125,312
Total			1,574,561
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(c),(q),(s)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.425%	409,539	404,420
CPI Buyer LLC(c),(s)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	7.692%	157,854	157,183
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 05/06/2032		75,000	75,081
Pelican Products, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.211%	412,246	393,700
Pro Mach Group, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/15/2032	6.370%	648,375	649,367
TK Elevator Midco GmbH(c),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% 04/30/2030	6.480%	700,000	705,250
WEC US Holdings, Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.649%	331,187	331,299
Total			2,716,300
Electric 0.0%
Alpha Generation LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.370%	740,447	738,936
Cornerstone Generation LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.913%	162,464	162,598
South Field Energy LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	220,678	221,137
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	13,800	13,829
Talen Energy Supply LLC(c),(q),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2031	6.125%	328,415	326,527
Total			1,463,027
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(s)
Term Loan
3-month Term SOFR + 3.000% 10/24/2030	6.700%	247,821	246,739
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arcwood Environmental, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.000% 04/01/2033	6.692%	243,007	243,918
GFL Environmental Services, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	700,000	700,175
Total			1,190,832
Finance Companies 0.0%
Avolon Borrower 1 LLC(c),(s)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	5.353%	1,792,112	1,796,413
Corpay Technologies Operating Co. LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/05/2032		190,000	190,030
Edelman Financial Center LLC (The)(c),(s)
1st Lien Term Loan
1-month Term SOFR + 4.000% 12/01/2031	7.620%	700,000	700,441
Neon Maple Purchaser, Inc.(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.120%	247,505	245,958
Total			2,932,842
Food and Beverage 0.1%
Arterra Wines Canada, Inc.(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 11/24/2027	7.461%	436,434	434,435
BCPE North Star US Holdco 2, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	7.735%	477,294	477,442
C&S Wholesale Grocers LLC(c),(s)
Term Loan
3-month Term SOFR + 5.000% 09/20/2030	8.700%	766,010	734,413
Celsius, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.250% 04/01/2032	5.950%	350,659	352,559

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(c),(s)
Term Loan
3-month Term SOFR + 3.250% 01/24/2029	7.050%	368,759	244,723
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.200%	1,922,195	1,940,226
3-month Term SOFR + 6.000% 01/24/2030	9.800%	70,648	22,201
Primo Brands Corp.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.450%	1,189,664	1,196,493
Sazerac Co., Inc.(c),(s)
Tranche B2 Term Loan
1-month Term SOFR + 1.500% 07/09/2032	5.138%	700,000	698,978
United Natural Foods, Inc.(c),(s)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	8.370%	428,254	429,594
Total			6,531,064
Gaming 0.0%
Caesars Entertainment, Inc.(c),(q),(s)
Tranche A Term Loan
1-month Term SOFR + 2.000% 01/31/2028	5.720%	143,175	140,550
DraftKings, Inc.(c),(s)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.388%	411,646	412,058
Flutter Entertainment PLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.450%	504,566	499,939
Great Canadian Gaming Corp.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.750% 11/01/2029	8.437%	536,984	521,680
PCI Gaming Authority(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.620%	698,223	699,271
Pioneer Opco LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033	0.000%	225,006	226,365
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Voyager Parent LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.950%	662,675	662,436
Total			3,162,299
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(s)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.110%	179,657	163,207
Bausch + Lomb Corp(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 3.750% 01/15/2031	7.370%	1,000,000	1,003,250
Dermatology Intermediate Holdings III, Inc.(c),(s)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 03/30/2029	7.913%	774,298	752,361
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.200%	111,207	111,810
ExamWorks Bidco, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 01/31/2033	6.120%	1,000,000	1,003,640
Heartland Dental LLC(c),(s)
Term Loan
1-month Term SOFR + 3.500% 08/25/2032	7.120%	594,289	593,796
Hologic, Inc.(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.924%	1,335,810	1,321,771
Ingenovis Health, Inc.(c),(i),(s)
1st Lien Term Loan
3-month Term SOFR + 5.250% 08/27/2032	8.906%	205,505	167,157
Iqvia, Inc.(c),(s)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.450%	635,716	639,028
ModivCare Buyer LLC(c),(s)
Term Loan
3-month Term SOFR + 5.000% 12/29/2030	8.701%	1,005,664	844,758
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
QuidelOrtho Corp.(c),(s)
Tranche A Term Loan
1-month Term SOFR + 2.250% 08/21/2030	6.120%	681,958	640,188
Star Parent, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	145,582	145,789
TTF Lower Intermediate LLC(c),(s)
Term Loan
6-month Term SOFR + 3.750% 07/18/2031	7.376%	713,954	454,789
Total			7,841,544
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(i),(s)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.460%	1,111,953	1,095,274
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.460%	1,111,954	1,095,274
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.510%	2,244,162	2,193,669
Total			4,384,217
Home Construction 0.0%
Azuria Water Solutions, Inc.(c),(q),(s)
Delayed Draw Term Loan
1-month Term SOFR + 2.750% 04/25/2033		82,353	82,122
Azuria Water Solutions, Inc.(c),(s)
Term Loan
3-month Term SOFR + 2.750% 04/25/2033	6.416%	617,647	615,911
Kelso Industries LLC(c),(s)
Term Loan
3-month Term SOFR + 5.750% 12/30/2029	9.416%	427,888	417,191
Total			1,115,224
Leisure 0.0%
City Football Group Ltd.(c),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.425%	580,818	579,546
EOC Borrower LLC(c),(s)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.370%	176,106	175,831
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Showtime Acquisition LLC(c),(s)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	8.391%	431,074	426,763
TKO Worldwide Holdings LLC(c),(q),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.636%	1,119,926	1,119,982
Total			2,302,122
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(c),(s)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.334%	2,082,792	2,091,394
Media and Entertainment 0.0%
ABG Intermediate Holdings 2 LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	5.870%	114,805	114,883
Cimpress USA, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/19/2033		250,000	250,312
Diamond Sports Net LLC(s)
1st Lien Term Loan
01/02/2028	12.000%	352,806	65,019
Discovery Global Holdings, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/27/2033		314,316	314,856
Magnite, Inc.(c),(s)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	6.620%	246,324	242,937
MH Sub I LLC/Micro Holding Corp.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.870%	373,127	360,710
1-month Term SOFR + 4.250% 12/31/2031	7.870%	606,290	522,422
Oak-Eagle Acquireco, Inc.(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		126,551	126,936
Plano Holdco, Inc.(c),(s)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	128,700	102,960

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Red Ventures LLC/New Imagitas, Inc.(c),(s)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	6.370%	409,581	374,000
Research Now Group LLC(c),(s)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	8.903%	92,470	90,158
StubHub Holdco Sub LLC(c),(s)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.370%	241,656	242,140
Total			2,807,333
Midstream 0.0%
CPPIB OVM Member US LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/20/2031		700,000	700,378
EMG Utica Midstream Holdings LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 0.000% 04/01/2030		165,000	165,825
GIP Pilot Acquisition Partners LP(c),(s)
Term Loan
3-month Term SOFR + 2.000% 05/19/2033	5.641%	65,000	64,919
Pelican Pipeline LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	700,000	702,625
Third Coast Infrastructure LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/25/2030	6.870%	700,000	702,408
WhiteWater Matterhorn Holdings LLC(c),(q),(s)
Term Loan
3-month Term SOFR + 1.750% 06/16/2032		100,000	99,750
Total			2,435,905
Oil Field Services 0.0%
Deep Blue Operating I LLC(c),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 10/01/2032	5.895%	130,000	130,433
Discovery Energy Holdings(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/01/2031	6.700%	700,000	701,491
Total			831,924
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
APi Group DE, Inc.(c),(q),(s)
Term Loan
1-month Term SOFR + 1.750% 05/16/2033	5.370%	664,844	665,794
Asplundh Tree Expert LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 05/14/2033		675,000	675,142
Bach Finance Ltd.(c),(q),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.916%	699,455	696,587
Chariot Buyer LLC(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	6.370%	698,367	698,702
LSF12 Helix Parent LLC(c),(q),(s)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.120%	700,000	695,275
Potomac Energy Center LLC(c),(s)
Term Loan
3-month Term SOFR + 2.750% 08/05/2032	6.413%	204,696	205,464
Total			3,636,964
Other Utility 0.0%
Forgent Power Solutions(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 12/20/2032		675,000	677,113
Packaging 0.0%
Clydesdale Acquisition Holdings, Inc.(c),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.795%	265,470	258,502
Graham Packaging Co., Inc.(c),(s)
Term Loan
1-month Term SOFR + 2.250% 01/26/2033	5.870%	700,000	700,728
LC Ahab US Bidco LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.120%	698,228	694,157
Total			1,653,387
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Genmab A/S(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 12/13/2032		280,000	280,367
Jazz Pharmaceuticals, Inc.(c),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	5.870%	398,799	400,047
Total			680,414
Property & Casualty 0.0%
Asurion LLC(c),(s)
Tranche B14 1st Lien Term Loan
3-month Term SOFR + 3.750% 02/23/2033	7.413%	700,000	682,353
BroadStreet Partners Group LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 06/16/2031		675,000	665,719
Total			1,348,072
Railroads 0.0%
Genesee & Wyoming, Inc.(c),(s)
Term Loan
3-month Term SOFR + 1.750% 04/10/2031	5.450%	700,000	698,999
Restaurants 0.0%
1011778 BC ULC(c),(s)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.370%	404,529	405,160
Dave & Buster’s, Inc.(c),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	460,053	390,530
Flynn Restaurant Group LP(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.370%	698,237	687,086
KFC Holding Co./Yum! Brands(c),(s)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.490%	355,104	355,842
Raising Cane’s Restaurants LLC(c),(s)
Term Loan
1-month Term SOFR + 2.000% 06/06/2033	0.000%	460,000	458,275
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SPLAT Super HoldCo LLC(c),(q),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 5.000% 07/02/2032	5.000%	12,045	10,434
SPLAT Super HoldCo LLC(c),(s)
Term Loan
1-month Term SOFR + 5.000% 07/02/2032	8.620%	281,820	244,127
Total			2,551,454
Retailers 0.0%
EG America LLC(c),(q),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/30/2031	6.916%	1,000,000	1,001,750
Great Outdoors Group LLC(c),(s)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.870%	698,232	701,297
Peer Holding III B.V.(c),(q),(s)
Term Loan
3-month Term SOFR + 2.250% 10/14/2032	5.950%	185,000	185,100
Tranche B5B Term Loan
3-month Term SOFR + 2.500% 07/01/2031	6.200%	527,949	529,005
Total			2,417,152
Technology 0.1%
athenahealth Group, Inc.(c),(s)
Term Loan
1-month Term SOFR + 3.250% 02/15/2032	6.858%	700,000	699,125
Barracuda Parent LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.163%	221,912	149,790
Blackhawk Network Holdings, Inc.(c),(s)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 03/12/2029	7.120%	696,491	693,629
Cloudera, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.470%	594,890	505,359
Darktrace Finco US LLC(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	378,604	361,135

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DTI Holdco, Inc.(c),(s)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.620%	575,629	512,391
Genesys Cloud Services Holdings I LLC(c),(s)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.120%	142,590	137,171
McAfee Corp.(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.620%	349,649	316,932
Peraton Corp.(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	458,578	407,314
Planview Parent, Inc.(c),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2027	7.200%	1,011,473	885,039
Priority Holdings LLC(c),(s)
Term Loan
1-month Term SOFR + 3.750% 08/02/2032	7.370%	546,012	539,018
Project Alpha Intermediate Holding, Inc.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/26/2030	6.950%	838,409	605,055
Quartz AcquireCo LLC(c),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% 06/28/2030	5.950%	455,226	378,520
Renaissance Holding Corp.(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	7.663%	973,335	760,009
Sophos Holdings SARL(c),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.235%	659,608	636,614
Xerox Corp.(c),(s)
Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	7.641%	1,114,334	830,179
Total			8,417,280
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Transportation Services 0.0%
Kenan Advantage Group, Inc. (The)(c),(q),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 01/25/2029	6.870%		298,669	297,847
Wireless 0.0%
ITG Communications LLC(c),(s)
Term Loan
3-month Term SOFR + 4.750% 07/09/2031	8.450%		392,770	388,843
Wirelines 0.0%
Connect Holding II LLC(c),(q),(s)
Delayed Draw Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/03/2031			1,494,000	1,421,377
Zayo Group Holdings, Inc.(c),(s)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	6.735%		164,771	164,593
Total				1,585,970
Total Senior Loans (Cost $102,604,683)				101,276,437

Treasury Bills(a) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.0%
Egypt Treasury Bills
10/27/2026	24.480%	EGP	180,075,000	3,131,282
Turkey 0.1%
Turkiye Government Bond
08/12/2026	36.250%	TRY	305,891,800	6,619,511
Total Treasury Bills (Cost $10,186,963)				9,750,793

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Residual Funding Corp.(j)
STRIPS
01/15/2030	0.000%		3,040,000	2,612,322
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resolution Funding Corp.(j)
STRIPS
04/15/2030	0.000%	2,360,000	1,997,630
Total U.S. Government & Agency Obligations (Cost $4,684,823)			4,609,952

U.S. Treasury Obligations 16.7%

U.S. Treasury
07/31/2027	2.750%	20,000,000	19,730,469
05/15/2029	3.875%	47,446,100	47,223,696
04/30/2031	3.875%	23,852,700	23,578,767
08/31/2032	3.875%	8,060,000	7,900,059
11/30/2032	3.750%	18,155,000	17,637,299
01/31/2033	4.000%	29,930,000	29,469,359
02/28/2033	3.750%	9,725,000	9,430,971
02/15/2036	4.125%	13,335,000	13,012,043
05/15/2036	4.375%	135,282,700	134,606,286
05/15/2041	4.375%	75,000,000	71,589,844
08/15/2041	1.750%	76,875,000	51,241,992
11/15/2041	2.000%	34,415,000	23,703,331
05/15/2042	3.250%	52,060,000	42,672,931
08/15/2042	3.375%	30,725,000	25,530,555
11/15/2042	2.750%	32,165,000	24,314,730
05/15/2043	3.875%	19,435,000	17,099,763
08/15/2043	3.625%	4,995,000	4,234,043
08/15/2043	4.375%	29,925,000	28,017,281
11/15/2043	4.750%	22,835,000	22,364,028
02/15/2044	3.625%	16,940,000	14,279,891
02/15/2044	4.500%	17,335,000	16,433,038
05/15/2044	4.625%	76,235,000	73,328,541
08/15/2044	4.125%	59,050,000	53,135,773
11/15/2044	4.625%	66,730,000	64,008,667
02/15/2045	4.750%	17,491,000	17,031,861
05/15/2045	5.000%	43,115,000	43,290,155
08/15/2045	4.875%	36,600,000	36,148,219
02/15/2046	4.625%	53,477,000	51,078,891
08/15/2049	2.250%	7,360,000	4,537,900
05/15/2050	1.250%	6,315,000	2,971,010
11/15/2050	1.625%	31,720,000	16,405,188
02/15/2051	1.875%	118,105,000	64,957,750
05/15/2051	2.375%	67,525,000	41,823,297
05/15/2052	2.875%	69,125,000	47,393,828
08/15/2052	3.000%	29,000,000	20,381,563
11/15/2052	4.000%	2,755,000	2,339,167
08/15/2053	4.125%	24,920,000	21,610,313
11/15/2053	4.750%	8,130,000	7,811,152
02/15/2055	4.625%	35,256,000	33,250,815
05/15/2055	4.750%	25,835,000	24,870,224
08/15/2055	4.750%	255,000	245,557
11/15/2055	4.625%	13,585,000	12,825,089
02/15/2056	4.875%	5,311,700	5,120,811
05/15/2056	5.000%	147,764,000	148,225,762
U.S. Treasury(d)
05/31/2028	4.000%	103,927,000	103,935,119
05/31/2031	4.125%	166,436,200	166,351,682
05/31/2033	4.250%	121,450,900	121,227,924
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(q)
05/15/2046	4.875%	172,412,800	172,938,120
U.S. Treasury(j),(u)
STRIPS
02/15/2041	0.000%	6,945,000	3,343,492
05/15/2041	0.000%	7,485,000	3,548,800
08/15/2041	0.000%	6,400,000	2,990,704
08/15/2042	0.000%	21,595,000	9,506,737
05/15/2043	0.000%	15,945,000	6,706,651
08/15/2043	0.000%	2,110,000	873,457
11/15/2043	0.000%	8,059,000	3,290,039
02/15/2045	0.000%	8,770,000	3,400,873
U.S. Treasury(j)
STRIPS
11/15/2041	0.000%	4,710,000	2,166,983
05/15/2042	0.000%	5,400,000	2,414,932
11/15/2042	0.000%	810,000	351,218
02/15/2043	0.000%	895,000	381,981
02/15/2044	0.000%	980,000	394,152
05/15/2044	0.000%	4,295,000	1,702,466
08/15/2044	0.000%	1,415,000	552,701
02/15/2045	0.000%	695,000	263,770
11/15/2045	0.000%	2,120,000	772,122
05/15/2046	0.000%	1,775,000	628,638
08/15/2048	0.000%	1,910,000	602,559
02/15/2049	0.000%	2,000,000	615,114
U.S. Treasury STRIPS(j)
02/15/2042	0.000%	280,000	126,979
Total U.S. Treasury Obligations (Cost $2,140,826,226)			2,045,949,122

Warrants —%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
DSG TopCo, Inc.(h),(i) 06/30/2026	101,455	0
Total Financials		0
Total Warrants (Cost $10)		0

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $543,105)	692,041

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)

Money Market Funds 9.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(v),(w)	1,096,349,851	1,095,911,311
Total Money Market Funds (Cost $1,095,904,478)		1,095,911,311
Total Investments in Securities (Cost: $13,571,810,107)		13,281,992,415
Other Assets & Liabilities, Net		(1,049,158,214)
Net Assets		12,232,834,201
At May 31, 2026, securities and/or cash totaling $75,212,205 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,313,947 EUR	1,545,153 USD	Barclays	06/26/2026	10,957	—
937,995 AUD	675,439 USD	Citi	06/26/2026	1,570	—
5,320,747 EUR	6,245,408 USD	Citi	06/26/2026	32,775	—
888,946 EUR	1,030,405 USD	Citi	06/26/2026	—	(7,549)
146,130,105 GBP	194,507,938 USD	Citi	06/26/2026	—	(2,277,291)
36,906,332 AUD	25,382,330 USD	Goldman Sachs	06/26/2026	—	(1,131,696)
67,610,602 EUR	78,204,169 USD	Goldman Sachs	06/26/2026	—	(739,592)
2,623,779 AUD	1,876,764 USD	JPMorgan	06/26/2026	—	(8,195)
5,069,227 EUR	5,894,734 USD	JPMorgan	06/26/2026	—	(24,217)
5,054,379 USD	4,337,617 EUR	JPMorgan	06/26/2026	10,327	—
4,203,205 USD	3,570,956 EUR	JPMorgan	06/26/2026	—	(33,671)
Total				55,629	(4,222,211)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	231	09/2026	USD	25,922,531	483,281	—
U.S. Long Bond	59	09/2026	USD	6,620,906	154,764	—
U.S. Treasury 10-Year Note	1,472	09/2026	USD	161,667,000	854,479	—
U.S. Treasury 10-Year Note	932	09/2026	USD	102,359,813	640,413	—
U.S. Treasury 2-Year Note	5,878	09/2026	USD	1,214,174,375	1,247,071	—
U.S. Treasury 2-Year Note	538	09/2026	USD	111,130,625	88,458	—
U.S. Treasury 5-Year Note	5,416	09/2026	USD	580,654,440	2,138,138	—
U.S. Treasury 5-Year Note	3,644	09/2026	USD	390,676,658	1,380,603	—
U.S. Treasury Ultra 10-Year Note	1,839	09/2026	USD	206,111,672	762,200	—
U.S. Treasury Ultra 10-Year Note	416	09/2026	USD	46,624,500	597,853	—
U.S. Treasury Ultra Bond	1,778	09/2026	USD	203,414,313	3,832,649	—
Total					12,179,909	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(340)	06/2026	AUD	(37,069,384)	—	(276,021)
Australian 3-Year Bond	(170)	06/2026	AUD	(17,717,879)	—	(48,671)
Euro-Bobl	(139)	06/2026	EUR	(16,139,290)	191,657	—
Euro-Bobl	(176)	06/2026	EUR	(20,435,360)	—	(116,353)
Euro-Bund	(184)	06/2026	EUR	(23,274,160)	311,995	—
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Buxl 30-Year	(19)	06/2026	EUR	(2,091,900)	29,447	—
Euro-Buxl 30-Year	(22)	06/2026	EUR	(2,422,200)	—	(15,092)
Euro-Schatz	(217)	06/2026	EUR	(23,005,255)	179,578	—
Long Gilt	(50)	09/2026	GBP	(4,437,000)	—	(115,416)
U.S. Long Bond	(57)	09/2026	USD	(6,396,469)	—	(31,470)
U.S. Treasury Ultra 10-Year Note	(441)	09/2026	USD	(49,426,453)	—	(465,682)
U.S. Treasury Ultra Bond	(80)	09/2026	USD	(9,152,500)	—	(89,388)
Total					712,677	(1,158,093)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	180,470,000	180,470,000	4.21	08/18/2026	323,213	220,462
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	75,825,000	75,825,000	4.06	10/19/2026	219,892	471,579
Total							543,105	692,041

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(90,235,000)	(90,235,000)	3.46	08/18/2026	(88,149)	(78,270)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(90,235,000)	(90,235,000)	3.75	08/18/2026	(195,886)	(192,913)
2-Year OTC interest rate swap with JPMorgan to receive SONIA and pay exercise rate	JPMorgan	GBP	(129,607,000)	(129,607,000)	3.60	07/15/2026	(105,538)	(27,630)
Total							(389,573)	(298,813)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SONIA	JPMorgan	GBP	(129,607,000)	(129,607,000)	4.60	07/15/2026	(228,665)	(92,629)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	508,251	—	—	508,251	—
Fixed rate of 3.886%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/01/2031	USD	16,280,000	(8)	—	—	—	(8)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	(1,313,499)	—	—	—	(1,313,499)
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(1,850,014)	—	—	—	(1,850,014)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	298,688	—	—	298,688	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	906,490	—	—	906,490	—
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	2,052,585	—	—	2,052,585	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	2,135,929	—	—	2,135,929	—

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 4.132%	Receives Annually, Pays Annually	JPMorgan	06/01/2056	USD	22,141,000	1	—	—	1	—
SOFR	Fixed rate of 3.459%	Receives Annually, Pays Annually	Morgan Stanley	02/25/2027	USD	158,500,000	462,245	—	—	462,245	—
SOFR	Fixed rate of 3.618%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2027	USD	15,000,000	22,041	—	—	22,041	—
SOFR	Fixed rate of 3.299%	Receives Annually, Pays Annually	Morgan Stanley	02/24/2028	USD	130,000,000	1,375,402	—	—	1,375,402	—
SOFR	Fixed rate of 3.502%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2028	USD	20,500,000	138,552	—	—	138,552	—
Fixed rate of 4.493%	SONIA	Receives Annually, Pays Annually	Morgan Stanley	03/24/2028	GBP	66,000,000	748,334	—	—	748,334	—
Fixed rate of 2.921%	CORRA	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	03/24/2028	CAD	118,000,000	489,044	—	—	489,044	—
SOFR	Fixed rate of 3.389%	Receives Monthly, Pays Monthly	Morgan Stanley	02/04/2029	USD	144,000,000	1,518,712	—	—	1,518,712	—
SOFR	Fixed rate of 3.457%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2029	USD	18,000,000	198,976	—	—	198,976	—
SOFR	Fixed rate of 3.366%	Receives Annually, Pays Annually	Morgan Stanley	02/23/2031	USD	100,000,000	2,258,185	—	—	2,258,185	—
SOFR	Fixed rate of 3.499%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2031	USD	15,700,000	260,367	—	—	260,367	—
SOFR	Fixed rate of 3.499%	Receives Annually, Pays Annually	Morgan Stanley	02/24/2033	USD	51,000,000	1,336,791	—	—	1,336,791	—
SOFR	Fixed rate of 3.607%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2033	USD	8,100,000	159,941	—	—	159,941	—
SOFR	Fixed rate of 3.607%	Receives Annually, Pays Annually	Morgan Stanley	02/25/2036	USD	8,100,000	287,422	—	—	287,422	—
SOFR	Fixed rate of 3.764%	Receives Annually, Pays Annually	Morgan Stanley	03/18/2036	USD	4,800,000	109,763	—	—	109,763	—
Fixed rate of 3.997%	SOFR	Receives Annually, Pays Annually	Morgan Stanley	03/20/2041	USD	1,600,000	(38,921)	—	—	—	(38,921)
Fixed rate of 4.100%	SOFR	Receives Annually, Pays Annually	Morgan Stanley	03/20/2051	USD	950,000	(29,713)	—	—	—	(29,713)
Total							12,035,564	—	—	15,267,719	(3,232,155)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 46	JPMorgan	06/20/2031	1.000	Quarterly	0.508	USD	161,475,000	1,347,961	—	—	1,347,961	—
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.021	USD	132,561,000	7,240,303	—	—	7,240,303	—
Total								8,588,264	—	—	8,588,264	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
CORRA	Canadian Overnight Repo Rate Average	2.250%
SOFR	Secured Overnight Financing Rate	3.620%
SONIA	Sterling Overnight Index Average	3.730%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $4,117,853,263, which represents 33.66% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)	Zero coupon bond.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $8,227,466, which represents 0.07% of total net assets.

(l)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $38,680, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	3,868	38,680	38,680

(m)	Perpetual security with no specified maturity date.
(n)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Represents a security purchased on a forward commitment basis.
(r)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(s)
The stated interest rate represents the weighted average interest rate at May 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(t)
At May 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 3.500%	83,802
Secretariat Advisors LLC Delayed Draw Term Loan 02/28/2032 4.000%	25,044
SPLAT Super HoldCo LLC Delayed Draw Term Loan 07/02/2032 5.000%	12,045

(u)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(v)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(w)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	1,881,749,199	8,271,638,944	(9,057,485,660)	8,828	1,095,911,311	(56,264)	33,587,375	1,096,349,851
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Total Return Bond Strategies Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT101_(07/26)